UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.74%	$ 1,000.00	$ 1,043.00	$ 3.81
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.48	$ 3.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.3	3.6
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.	2.8	2.7
Ally Financial Inc.	2.6	2.5
HCA Holdings, Inc.	2.5	2.4
Intelsat Jackson Holdings SA	2.2	1.9
	14.4
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	10.3	8.5
Energy	9.5	9.9
Diversified Financial Services	8.9	6.6
Telecommunications	8.6	9.3
Electric Utilities	7.7	7.9
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
BBB 2.9%	BBB 2.5%
BB 19.2%	BB 15.4%
B 39.6%	B 44.5%
CCC,CC,C 18.5%	CCC,CC,C 17.3%
D 0.0%	D 0.1%
Not Rated 2.2%	Not Rated 1.2%
Equities 9.7%	Equities 12.3%
Short-Term Investments and Net Other Assets 7.9%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Nonconvertible Bonds 71.9%		Nonconvertible Bonds 70.7%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 8.1%		Common Stocks 11.1%
	Floating Rate Loans 9.6%		Floating Rate Loans 8.9%
	Other Investments 0.5%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.7%
* Foreign investments	13.7%	** Foreign investments	17.1%

Semiannual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 72.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Automotive - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15	$ 8,420	$ 14,340
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	7,112	7,145
Technology - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27	10,030	13,302
2.75% 11/1/31	670	730
		14,032
TOTAL CONVERTIBLE BONDS		35,517
Nonconvertible Bonds - 71.9%
Aerospace - 0.4%
ADS Tactical, Inc. 11% 4/1/18 (h)	4,475	4,408
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	1,482
12% 11/1/14 pay-in-kind	3,952	3,666
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	4,532	4,895
7.125% 3/15/21	4,532	4,872
Sequa Corp. 13.5% 12/1/15 pay-in-kind (h)	15,587	16,211
		35,534
Air Transportation - 1.5%
Air Canada 9.25% 8/1/15 (h)	17,706	18,435
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,788	2,969
Continental Airlines, Inc. 7.25% 11/10/19	12,619	14,575
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	29,854	33,547
8.021% 8/10/22	12,470	13,561
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	7,815	8,635
8.028% 11/1/17	2,217	2,353
United Air Lines, Inc.:
9.875% 8/1/13 (h)	4,711	4,800
12% 11/1/13 (h)	9,363	9,609
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	$ 18,532	$ 21,274
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25	13,162	14,609
		144,367
Automotive - 3.0%
Accuride Corp. 9.5% 8/1/18	1,604	1,582
Affinia Group, Inc.:
9% 11/30/14	13,208	13,274
10.75% 8/15/16 (h)	1,666	1,805
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	5,079
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,313
6.75% 2/15/21	3,618	3,808
Delphi Corp.:
5.875% 5/15/19	14,590	15,611
6.125% 5/15/21	14,115	15,597
Exide Technologies 8.625% 2/1/18	5,526	4,566
Ford Motor Co. 7.45% 7/16/31	5,070	6,414
Ford Motor Credit Co. LLC:
4.25% 9/20/22	10,659	11,035
5.75% 2/1/21	10,070	11,505
5.875% 8/2/21	38,265	44,058
General Motors Acceptance Corp. 8% 11/1/31	63,914	76,123
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	0
7.125% 7/15/13 (d)	3,954	0
7.2% 1/15/11 (d)	9,896	0
7.4% 9/1/25 (d)	1,235	0
7.7% 4/15/16 (d)	21,189	0
8.25% 7/15/23 (d)	11,961	0
8.375% 7/15/33 (d)	17,293	0
General Motors Financial Co., Inc. 6.75% 6/1/18	16,900	18,844
International Automotive Components Group SA 9.125% 6/1/18 (h)	14,445	13,723
Stoneridge, Inc. 9.5% 10/15/17 (h)	5,694	6,142
Tenneco, Inc.:
6.875% 12/15/20	15,510	16,887
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.: - continued
7.75% 8/15/18	$ 3,812	$ 4,155
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (h)	12,030	13,083
		289,604
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
5.5% 2/15/17	16,155	17,084
7.5% 9/15/20	67,660	79,754
8% 3/15/20	64,822	77,307
GMAC LLC:
6.75% 12/1/14	8,237	8,855
8% 11/1/31	146,276	173,703
Regions Financing Trust II 6.625% 5/15/47 (k)	10,140	10,102
		366,805
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
5.5% 9/15/14	1,005	940
9% 12/15/19 (h)	4,510	4,059
10.75% 8/1/16	35,610	26,351
Mood Media Corp. 9.25% 10/15/20 (h)	9,915	10,039
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,694
Sirius XM Radio, Inc. 5.25% 8/15/22 (h)	9,910	9,910
Starz LLC/Starz Finance Corp. 5% 9/15/19 (h)	8,945	9,102
		70,095
Building Materials - 1.8%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (h)	6,055	6,297
9.875% 4/30/19 (h)	10,465	11,198
CEMEX Finance LLC 9.5% 12/14/16 (h)	25,600	27,136
CEMEX SA de CV:
5.3623% 9/30/15 (h)(k)	11,470	11,220
9.5% 6/15/18 (h)	36,590	38,968
HD Supply, Inc.:
8.125% 4/15/19 (h)	10,045	11,050
11% 4/15/20 (h)	20,585	23,415
11.5% 7/15/20 (h)	24,950	26,260
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(k)	2,575	2,771
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Nortek, Inc. 8.5% 4/15/21 (h)	$ 7,445	$ 8,078
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (h)	11,185	11,744
		178,137
Cable TV - 2.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	15,055	15,149
6.5% 4/30/21	28,370	30,143
6.625% 1/31/22	17,645	19,189
7.375% 6/1/20	12,500	13,985
8.125% 4/30/20	8,473	9,532
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	4,467	4,802
DISH DBS Corp.:
5.875% 7/15/22	45,130	47,330
6.75% 6/1/21	25,875	28,818
EchoStar Communications Corp. 7.125% 2/1/16	43,061	47,905
Virgin Media Finance PLC 4.875% 2/15/22	10,880	11,016
		227,869
Capital Goods - 0.1%
Harbinger Group, Inc. 10.625% 11/15/15	6,512	7,033
Chemicals - 1.6%
Ferro Corp. 7.875% 8/15/18	10,602	9,780
INEOS Finance PLC 7.5% 5/1/20 (h)	3,050	3,065
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	11,090	10,702
LyondellBasell Industries NV:
5% 4/15/19	15,005	16,243
5.75% 4/15/24	15,005	17,331
6% 11/15/21	7,330	8,466
Momentive Performance Materials, Inc.:
9% 1/15/21	26,735	18,447
10% 10/15/20 (h)	5,685	5,458
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	25,500	24,926
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	4,160	4,264
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (h)	8,011	8,692
PolyOne Corp. 7.375% 9/15/20	4,506	4,912
Rockwood Specialties Group, Inc. 4.625% 10/15/20	18,450	19,004
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Taminco Global Chemical Corp. 9.75% 3/31/20 (h)	$ 2,660	$ 2,886
TPC Group LLC 8.25% 10/1/17	5,354	5,836
		160,012
Consumer Products - 0.5%
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,452
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,450
Jarden Corp. 6.125% 11/15/22	7,850	8,419
NBTY, Inc. 9% 10/1/18	12,257	13,758
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,844
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,212
Sealy Mattress Co. 10.875% 4/15/16 (h)	3,668	3,961
		48,096
Containers - 2.3%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	11,222	11,615
Berry Plastics Holding Corp. 4.2638% 9/15/14 (k)	1,765	1,756
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)	6,581	6,815
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	4,335	4,617
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,972
7.5% 12/15/96	12,871	11,198
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (h)	51,515	52,223
6.875% 2/15/21	15,185	16,134
7.125% 4/15/19	10,137	10,796
8.25% 2/15/21	51,311	50,413
8.5% 5/15/18 (e)	1,070	1,065
9% 4/15/19	26,575	26,907
9.875% 8/15/19	16,895	17,698
Rock-Tenn Co.:
4.45% 3/1/19 (h)	3,175	3,405
4.9% 3/1/22 (h)	2,965	3,222
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	9,040	9,673
		229,509
Diversified Financial Services - 8.4%
Aircastle Ltd.:
6.75% 4/15/17	14,115	15,103
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Aircastle Ltd.: - continued
7.625% 4/15/20	$ 7,830	$ 8,652
9.75% 8/1/18	4,528	5,128
CIT Group, Inc.:
4.25% 8/15/17	21,795	22,231
5% 5/15/17	25,045	26,360
5% 8/15/22	17,330	17,937
5.25% 3/15/18	25,000	26,563
5.375% 5/15/20	21,665	23,073
5.5% 2/15/19 (h)	76,100	81,142
Eileme 2 AB 11.625% 1/31/20 (h)	20,050	22,456
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18	76,031	81,733
8% 1/15/18 (h)	7,940	8,536
International Lease Finance Corp.:
5.75% 5/15/16	29,150	30,826
5.875% 4/1/19	75,675	80,172
6.25% 5/15/19	59,200	63,803
6.75% 9/1/16 (h)	11,300	12,769
7.125% 9/1/18 (h)	40,123	47,044
8.25% 12/15/20	31,112	36,557
8.625% 9/15/15	20,809	23,306
8.625% 1/15/22	62,425	75,456
8.75% 3/15/17	46,238	53,752
Penson Worldwide, Inc. 12.5% 5/15/17 (h)	9,516	2,117
SLM Corp.:
6% 1/25/17	19,625	21,391
7.25% 1/25/22	17,805	19,630
8% 3/25/20	15,115	17,420
		823,157
Diversified Media - 1.0%
Checkout Holding Corp. 0% 11/15/15 (h)	7,954	4,733
Liberty Media Corp.:
8.25% 2/1/30	14,848	15,887
8.5% 7/15/29	9,940	10,686
MDC Partners, Inc. 11% 11/1/16	2,375	2,589
Quebecor Media, Inc. 5.75% 1/15/23 (h)	15,820	16,176
WMG Acquisition Corp. 11.5% 10/1/18	38,530	43,828
		93,899
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - 5.8%
Atlantic Power Corp. 9% 11/15/18	$ 21,010	$ 22,796
Calpine Corp. 7.875% 1/15/23 (h)	68,734	75,607
Energy Future Holdings Corp.:
10% 1/15/20	27,969	30,207
10.875% 11/1/17	7,994	6,555
12% 11/1/17 pay-in-kind (k)	139	110
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (h)	3,940	4,048
10% 12/1/20	113,882	127,548
11% 10/1/21	77,278	78,051
11.75% 3/1/22 (h)	71,680	70,067
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (h)	11,665	12,569
9.375% 5/1/20 (h)	19,175	21,236
GenOn Energy, Inc.:
9.5% 10/15/18	6,575	7,496
9.875% 10/15/20	24,780	27,816
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	9,172
Puget Energy, Inc. 5.625% 7/15/22 (h)	7,775	8,450
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (h)	33,475	23,935
TXU Corp.:
5.55% 11/15/14	4,130	2,395
6.5% 11/15/24	38,060	14,939
6.55% 11/15/34	75,888	28,837
		571,834
Energy - 8.8%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (h)	2,500	2,588
Atwood Oceanics, Inc. 6.5% 2/1/20	2,395	2,569
Basic Energy Services, Inc. 7.75% 10/15/22 (h)	7,490	7,340
Berry Petroleum Co. 10.25% 6/1/14	6,231	6,948
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19	9,780	10,513
9.625% 8/1/20 (h)	10,080	10,962
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	$ 13,320	$ 14,352
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	5,113
Clayton Williams Energy, Inc. 7.75% 4/1/19	14,004	14,039
Concho Resources, Inc.:
5.5% 4/1/23	17,330	18,197
6.5% 1/15/22	16,925	18,618
7% 1/15/21	7,134	7,919
Continental Resources, Inc.:
5% 9/15/22 (h)	30,100	31,756
8.25% 10/1/19	2,525	2,828
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	6,120	6,258
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,107
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (h)	14,965	14,778
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,719
9.75% 3/1/16	4,608	4,948
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	7,065	7,012
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	13,969
Edgen Murray Corp. 8.75% 11/1/20 (h)	12,170	12,079
Energy Partners Ltd. 8.25% 2/15/18	17,853	17,719
Energy Transfer Equity LP 7.5% 10/15/20	25,052	28,497
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	35,641
EPL Oil & Gas, Inc. 8.25% 2/15/18 (h)	9,920	9,821
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,532
Forest Oil Corp. 7.5% 9/15/20 (h)	13,890	14,203
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	9,323
Halcon Resources Corp. 8.875% 5/15/21 (h)(j)	8,280	8,404
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	8,892	9,225
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)	4,825	5,018
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (h)	10,284	11,210
Laredo Pete, Inc. 7.375% 5/1/22	12,325	13,358
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	10,360	10,360
7.75% 2/1/21	37,965	40,528
8.625% 4/15/20	26,385	28,859
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	$ 4,850	$ 5,080
6.75% 11/1/20	4,586	4,976
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,662
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17	10,092	11,555
Oil States International, Inc. 6.5% 6/1/19	10,615	11,278
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	19,835	20,827
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)	14,310	14,525
Petroleum Development Corp. 12% 2/15/18	16,014	17,505
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,732
Precision Drilling Corp. 6.5% 12/15/21	2,505	2,649
Pride International, Inc. 6.875% 8/15/20	7,810	10,042
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,927
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (h)	8,470	8,788
Range Resources Corp.:
5% 8/15/22	2,500	2,619
5.75% 6/1/21	2,500	2,675
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,459
Seadrill Ltd. 5.625% 9/15/17 (h)	14,445	14,445
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	32,378
8% 3/1/32	13,025	19,341
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,115
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,244
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21 (h)	9,598	10,270
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21	7,214	7,863
11.25% 7/15/17	11,884	13,310
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	9,828
7.625% 4/1/37	5,445	7,862
8.375% 6/15/32	4,458	6,517
Tesoro Corp.:
4.25% 10/1/17	6,155	6,386
5.375% 10/1/22	6,925	7,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (h)	$ 2,090	$ 2,163
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)	4,031	4,323
Venoco, Inc.:
8.875% 2/15/19	19,394	17,067
11.5% 10/1/17	14,008	14,148
W&T Offshore, Inc. 8.5% 6/15/19 (h)	9,920	10,416
WPX Energy, Inc. 6% 1/15/22	16,060	17,184
		859,688
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	6,124	6,813
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (h)	7,105	7,283
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,489
Darling International, Inc. 8.5% 12/15/18	2,810	3,217
Tervita Corp. 9.75% 11/1/19 (h)	9,920	9,821
		33,810
Food & Drug Retail - 0.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	20,502	21,527
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	10,785	10,839
Rite Aid Corp.:
8% 8/15/20	10,701	12,295
9.25% 3/15/20	17,965	18,324
9.75% 6/12/16	1,451	1,582
10.25% 10/15/19	4,488	5,094
Shearers Escrow Corp. 9% 11/1/19 (h)	2,595	2,663
		72,324
Food/Beverage/Tobacco - 0.7%
Constellation Brands, Inc. 4.625% 3/1/23	5,370	5,477
Dean Foods Co. 9.75% 12/15/18	18,112	20,376
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (h)	7,110	7,323
11.625% 5/1/14	14,307	16,131
Leiner Health Products, Inc. 11% 6/1/49 (d)	2,870	0
Michael Foods, Inc. 9.75% 7/15/18	4,776	5,313
Post Holdings, Inc. 7.375% 2/15/22 (h)	2,115	2,258
Smithfield Foods, Inc. 6.625% 8/15/22	9,850	10,269
		67,147
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - 2.1%
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (h)	$ 12,815	$ 12,623
9% 2/15/20 (h)	20,065	20,115
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	3,250	3,250
Graton Economic Development Authority 9.625% 9/1/19 (h)	21,760	23,174
MCE Finance Ltd. 10.25% 5/15/18	20,155	22,876
MGM Mirage, Inc. 10.375% 5/15/14	4,312	4,851
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(k)	7,221	5,353
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17,086	17,769
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	6,103	5,096
Station Casinos LLC 3.66% 6/18/18 (e)(h)	43,735	37,393
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (h)	1,605	1,721
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	3,664	1,392
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (h)	12,000	12,420
7.75% 8/15/20	29,768	33,415
		201,448
Healthcare - 8.3%
Community Health Systems, Inc.:
5.125% 8/15/18	10,125	10,505
7.125% 7/15/20	10,245	10,834
ConvaTec Healthcare ESA 10.5% 12/15/18 (h)	11,949	13,024
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,298
DaVita, Inc.:
5.75% 8/15/22	39,610	41,392
6.375% 11/1/18	10,985	11,726
6.625% 11/1/20	9,505	10,170
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (h)	1,100	1,183
9.875% 4/15/18 (h)	4,725	4,666
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (h)	9,025	9,115
Fresenius Medical Care US Finance II, Inc. 5.875% 1/31/22 (h)	14,000	14,875
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	12,964
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Grifols, Inc. 8.25% 2/1/18	$ 12,699	$ 14,064
HCA Holdings, Inc. 7.75% 5/15/21	198,397	214,260
HCA, Inc.:
4.75% 5/1/23	12,395	12,411
5.875% 5/1/23	22,195	22,528
7.5% 2/15/22	3,150	3,528
8% 10/1/18	3,150	3,646
Health Management Associates, Inc. 7.375% 1/15/20	6,815	7,326
HealthSouth Corp. 5.75% 11/1/24	6,235	6,313
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	16,545	15,221
InVentiv Health, Inc. 10% 8/15/18 (h)	2,237	2,002
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	8,815	9,939
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (h)	12,000	12,750
12.5% 11/1/19 (h)	18,770	17,925
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	21,720	23,458
Mylan, Inc.:
6% 11/15/18 (h)	27,014	28,905
7.625% 7/15/17 (h)	10,240	11,418
7.875% 7/15/20 (h)	18,477	20,856
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	22,573
Polymer Group, Inc. 7.75% 2/1/19	4,067	4,331
Radiation Therapy Services, Inc. 8.875% 1/15/17	10,090	9,762
ResCare, Inc. 10.75% 1/15/19	6,775	7,554
Rotech Healthcare, Inc. 10.5% 3/15/18	6,732	3,854
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	2,924	3,151
8.125% 11/1/18 (h)	7,075	7,606
Tenet Healthcare Corp.:
4.75% 6/1/20 (h)	8,175	8,114
6.25% 11/1/18	17,260	18,684
6.75% 2/1/20 (h)	29,325	29,105
6.875% 11/15/31	8,490	7,301
8% 8/1/20	15,045	15,835
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (h)	9,085	9,744
UHS Escrow Corp. 7% 10/1/18	2,503	2,691
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Valeant Pharmaceuticals International:
6.375% 10/15/20 (h)	$ 7,515	$ 7,910
6.75% 8/15/21 (h)	24,534	26,067
6.875% 12/1/18 (h)	3,960	4,222
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	11,189	11,581
Vanguard Health Systems, Inc. 0% 2/1/16	535	375
VPI Escrow Corp. 6.375% 10/15/20 (h)	29,780	31,343
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	9,030	8,398
		812,503
Homebuilders/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	14,720
D.R. Horton, Inc. 4.375% 9/15/22	11,180	11,208
Realogy Corp.:
7.625% 1/15/20 (h)	13,580	15,278
7.875% 2/15/19 (h)	13,668	14,659
9% 1/15/20 (h)	8,005	8,995
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,606
8.375% 1/15/21	10,900	12,617
Taylor Morrison Community Monarch 7.75% 4/15/20 (h)	7,995	8,555
		92,638
Hotels - 0.0%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,316
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (h)	5,100	5,279
USI Holdings Corp. 4.3095% 11/15/14 (h)(k)	2,554	2,477
		7,756
Leisure - 0.5%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	7,298	8,247
Equinox Holdings, Inc. 9.5% 2/1/16 (h)	15,517	16,487
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	13,153
NCL Corp. Ltd. 9.5% 11/15/18	3,549	3,931
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)	$ 3,048	$ 3,208
Seven Seas Cruises S de RL LLC 9.125% 5/15/19	1,855	1,929
		46,955
Metals/Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (h)	151	300
7.875% 11/1/20 (h)	8,925	8,936
9% 12/15/14 pay-in-kind (d)(k)	12,670	0
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	13,365	12,697
6.875% 2/1/18 (h)	18,787	18,176
6.875% 4/1/22 (h)	21,410	20,125
8.25% 11/1/19 (h)	24,565	24,688
IAMGOLD Corp. 6.75% 10/1/20 (h)	12,535	12,472
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (h)	6,027	3,616
Mirabela Nickel Ltd. 8.75% 4/15/18 (h)	3,145	2,571
New Gold, Inc. 7% 4/15/20 (h)	2,565	2,709
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	8,460	8,460
SunCoke Energy, Inc. 7.625% 8/1/19	3,510	3,580
		118,330
Paper - 0.7%
AbitibiBowater, Inc. 10.25% 10/15/18	27,111	30,907
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	2,860	2,896
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,274
NewPage Corp.:
6.504% 5/1/49 (d)(k)	6,337	253
11.375% 12/31/14 (d)	13,642	6,514
Sappi Papier Holding GmbH:
7.75% 7/15/17 (h)	5,480	5,823
8.375% 6/15/19 (h)	7,405	7,812
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (h)	14,885	15,629
		73,108
Publishing/Printing - 0.2%
American Reprographics Co. 10.5% 12/15/16	11,245	11,807
Sheridan Group, Inc. 12.5% 4/15/14	8,272	6,866
		18,673
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21	$ 6,895	$ 7,783
12.5% 4/1/16	4,787	5,296
		13,079
Restaurants - 0.1%
Wok Acquisition Corp. 10.25% 6/30/20 (h)	5,405	5,770
Services - 0.9%
Bakercorp International, Inc. 8.25% 6/1/19	8,035	7,975
Garda World Security Corp. 9.75% 3/15/17 (h)	5,964	6,299
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,905
Laureate Education, Inc. 9.25% 9/1/19 (h)(j)	18,980	18,695
MediMedia USA, Inc. 11.375% 11/15/14 (h)	2,763	2,625
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,368
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,599
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (k)	6,270	6,631
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,532
		83,629
Shipping - 0.9%
Aguila 3 SA 7.875% 1/31/18 (h)	7,473	7,921
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	5,963
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	12,249	11,085
8.875% 11/1/17	8,029	8,290
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	3,665	3,491
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	7,295	7,842
Swift Services Holdings, Inc. 10% 11/15/18	11,188	12,055
Teekay Corp. 8.5% 1/15/20	10,097	10,627
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	7,235	7,334
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	5,673
Western Express, Inc. 12.5% 4/15/15 (h)	15,667	10,027
		90,308
Steel - 0.3%
Atkore International, Inc. 9.875% 1/1/18	5,379	5,352
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
RathGibson, Inc. 11.25% 2/15/14 (d)	$ 10,935	$ 0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (h)	14,420	14,708
11.25% 10/15/18 (h)	9,985	9,735
		29,795
Super Retail - 0.8%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,892
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (h)	7,700	7,431
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(k)	9,575	9,407
Limited Brands, Inc. 5.625% 2/15/22	14,745	15,851
Michaels Stores, Inc. 7.75% 11/1/18 (h)	7,410	7,966
Office Depot, Inc. 9.75% 3/15/19 (h)	7,865	7,826
Sally Holdings LLC 6.875% 11/15/19	7,585	8,429
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,668
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (h)	7,625	8,121
		74,591
Technology - 2.9%
Avaya, Inc.:
9.75% 11/1/15	16,980	14,942
10.125% 11/1/15 pay-in-kind (k)	11,320	10,075
Brocade Communications Systems, Inc. 6.625% 1/15/18	3,103	3,212
CDW LLC/CDW Finance Corp. 8% 12/15/18	3,942	4,307
Fidelity National Information Services, Inc. 7.875% 7/15/20	9,750	10,896
First Data Corp.:
6.75% 11/1/20 (h)	16,895	16,895
7.375% 6/15/19 (h)	9,185	9,484
Freescale Semiconductor, Inc. 10.75% 8/1/20	3,965	4,163
Jabil Circuit, Inc. 4.7% 9/15/22	6,530	6,530
Lucent Technologies, Inc.:
6.45% 3/15/29	62,484	39,521
6.5% 1/15/28	23,186	14,549
Nuance Communications, Inc. 5.375% 8/15/20 (h)	5,080	5,182
NXP BV/NXP Funding LLC 9.75% 8/1/18 (h)	13,557	15,777
Open Solutions, Inc. 9.75% 2/1/15 (h)	2,975	2,529
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Seagate HDD Cayman:
7% 11/1/21	$ 17,475	$ 18,261
7.75% 12/15/18	9,234	9,996
Sensata Technologies BV 6.5% 5/15/19 (h)	14,750	15,524
Spansion LLC 11.25% 1/15/16 (d)(h)	20,560	1,172
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	50,815	52,975
13.375% 10/15/19 (h)	25,055	25,869
		281,859
Telecommunications - 7.8%
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	2,650	2,683
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,345
9% 8/15/31	13,178	14,068
Clearwire Escrow Corp. 12% 12/1/15 (h)	10,862	11,514
Consolidated Communications, Inc. 10.875% 6/1/20 (h)	4,930	5,250
Crown Castle International Corp. 5.25% 1/15/23 (h)	17,075	17,630
Digicel Group Ltd.:
7% 2/15/20 (h)	2,110	2,216
8.25% 9/1/17 (h)	5,913	6,342
8.25% 9/30/20 (h)	78,764	84,671
10.5% 4/15/18 (h)	74,384	82,194
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	10,860	11,076
Frontier Communications Corp.:
8.5% 4/15/20	26,838	30,730
8.75% 4/15/22	7,663	8,832
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	36,515	36,287
7.25% 4/1/19	30,640	32,861
7.25% 10/15/20 (h)	32,030	33,952
7.5% 4/1/21	57,680	62,006
8.5% 11/1/19	11,979	13,416
j2 Global, Inc. 8% 8/1/20 (h)	7,245	7,480
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	3,435	3,615
Level 3 Financing, Inc. 7% 6/1/20 (h)	30,000	30,450
NII Capital Corp. 7.625% 4/1/21	15,945	12,597
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
SBA Telecommunications, Inc. 5.75% 7/15/20 (h)	$ 12,075	$ 12,558
Sprint Capital Corp.:
6.875% 11/15/28	74,764	76,446
8.75% 3/15/32	74,970	88,465
TW Telecom Holdings, Inc. 5.375% 10/1/22 (h)	8,095	8,358
U.S. West Communications:
7.25% 9/15/25	1,480	1,756
7.25% 10/15/35	5,745	5,946
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(k)	60,316	49,093
		761,837
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	19,627
Levi Strauss & Co. 7.625% 5/15/20	5,774	6,265
		25,892
TOTAL NONCONVERTIBLE BONDS		7,027,220
TOTAL CORPORATE BONDS (Cost $6,671,070)		7,062,737
Common Stocks - 8.1%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	75,034	723
Automotive - 0.4%
Delphi Automotive PLC	800,000	25,152
General Motors Co. (a)	17,620	449
General Motors Co.:
warrants 7/10/16 (a)	352,563	5,800
warrants 7/10/19 (a)	352,563	3,621
Motors Liquidation Co. GUC Trust (a)	97,361	1,942
		36,964
Banks & Thrifts - 0.2%
Wells Fargo & Co.	710,000	23,920
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.6%
Nortek, Inc. (a)(g)	936,497	$ 55,731
Nortek, Inc. warrants 12/7/14 (a)(g)	27,280	136
		55,867
Capital Goods - 0.1%
Remy International, Inc.	380,502	6,373
Chemicals - 0.3%
LyondellBasell Industries NV Class A	471,745	25,186
Consumer Products - 0.4%
Jarden Corp.	450,000	22,410
Reddy Ice Holdings, Inc.	496,439	2,399
Spectrum Brands Holdings, Inc.	314,997	14,329
		39,138
Containers - 0.0%
Rock-Tenn Co. Class A	16,061	1,176
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	406
Energy - 0.0%
Lone Pine Resources, Inc. (a)	277,573	416
Food & Drug Retail - 0.3%
CVS Caremark Corp.	650,000	30,160
Food/Beverage/Tobacco - 0.0%
WhiteWave Foods Co.	205,100	3,378
Gaming - 0.6%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(f)	1,616,000	23,448
Station Holdco LLC (a)(l)(n)	22,418,968	34,525
Station Holdco LLC warrants 6/15/18 (a)(l)(n)	894,280	45
		58,018
Healthcare - 1.0%
Express Scripts Holding Co. (a)	1,070,000	65,848
HCA Holdings, Inc.	1,097,900	31,191
		97,039
Homebuilders/Real Estate - 0.2%
American Residential Properties, Inc. (h)	750,000	14,813
American Tower Corp.	11,612	874
Realogy Holdings Corp.	51,500	1,830
		17,517
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - 0.1%
Aleris International, Inc. (a)(n)	127,520	$ 5,978
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc.:
warrants 3/9/17 (a)(n)	3,002,635	0
warrants 6/22/19 (a)(n)	127,577	957
RDA Holding Co. warrants 2/19/14 (a)(n)	46,934	0
		1,351
Services - 0.3%
Penhall Acquisition Co.:
Class A (a)	26,163	2,093
Class B (a)	8,721	698
Visa, Inc. Class A	185,000	25,671
		28,462
Shipping - 0.2%
DeepOcean Group Holding A/S (a)(h)	1,138,931	17,631
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		17,631
Super Retail - 0.6%
Dollar General Corp. (a)	650,000	31,603
GNC Holdings, Inc.	749,200	28,972
		60,575
Technology - 2.2%
Apple, Inc.	63,800	37,967
Avago Technologies Ltd.	1,102,500	36,416
Broadcom Corp. Class A	600,000	18,921
EMC Corp. (a)	809,300	19,763
Facebook, Inc. Class B (a)(n)	468,265	8,899
Fidelity National Information Services, Inc.	600,000	19,722
JDA Software Group, Inc. (a)	500,000	19,070
MagnaChip Semiconductor Corp. (a)	219,804	2,473
Nuance Communications, Inc. (a)	625,000	13,913
Skyworks Solutions, Inc. (a)	1,574,134	36,835
Spansion, Inc. Class A	38,012	422
		214,401
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.2%
Alcatel-Lucent SA sponsored ADR (a)(f)	6,500,000	$ 6,760
MetroPCS Communications, Inc. (a)	1,300,000	13,273
		20,033
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(n)	659,302	4,793
Express, Inc. (a)	1,300,000	14,469
Steven Madden Ltd. (a)	550,000	23,606
		42,868
TOTAL COMMON STOCKS (Cost $857,854)		787,606
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.3%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	199,717	1,426
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	29,200
Homebuilders/Real Estate - 0.0%
Beazer Homes USA, Inc. 7.50%	137,000	3,836
TOTAL CONVERTIBLE PREFERRED STOCKS		34,462
Nonconvertible Preferred Stocks - 1.3%
Banks & Thrifts - 1.1%
Ally Financial, Inc. 7.00% (h)	81,450	78,192
Wells Fargo & Co. 5.20% (a)	1,003,866	25,689
		103,881
Homebuilders/Real Estate - 0.2%
Public Storage Series V, 5.375% (a)	800,000	20,432
TOTAL NONCONVERTIBLE PREFERRED STOCKS		124,313
TOTAL PREFERRED STOCKS (Cost $126,769)		158,775
Floating Rate Loans - 9.6%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (k)	$ 6,865	$ 6,882
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	4,556	4,544
		11,426
Air Transportation - 0.4%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	36,019	35,569
Broadcasting - 0.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8655% 1/29/16 (k)	15,055	12,345
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (k)	1,865	1,884
Gray Television, Inc. Tranche B, term loan 3.5946% 10/11/19 (k)(m)	5,975	5,975
		20,204
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	9,243	9,243
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (k)	4,314	4,444
		13,687
Cable TV - 0.3%
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (k)	3,921	3,975
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (k)	26,758	26,959
		30,934
Capital Goods - 0.3%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	3,985	4,045
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	21,513	21,620
		25,665
Consumer Products - 0.1%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (k)	12,823	12,823
Diversified Financial Services - 0.2%
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (k)	2,295	2,329
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (k)	15,765	15,686
		18,015
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 1.9%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	$ 10,211	$ 10,237
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (k)	6,665	6,665
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (k)	223,242	145,944
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	20,806	20,937
		183,783
Energy - 0.6%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (k)	3,076	3,080
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (k)	12,407	12,593
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (k)	5,540	5,588
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	12,229	12,290
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (k)	17,965	17,943
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	4,145	4,166
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (k)	2,635	2,661
		58,321
Environmental - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (k)	5,265	5,331
Food/Beverage/Tobacco - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (k)	13,505	13,606
Gaming - 0.2%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	4,770	4,865
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4607% 1/28/18 (k)	7,520	6,712
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	959	815
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (k)	4,115	4,120
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (k)	1,885	1,876
		18,388
Healthcare - 1.0%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/17/20 (k)	4,455	4,477
Tranche B 1LN, term loan 5.5% 10/17/19 (k)	3,010	3,025
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	$ 41,843	$ 40,064
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	9,230	9,346
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	34,563	34,476
Valeant Pharmaceuticals International Tranche B, term loan 9/16/19	9,020	9,043
		100,431
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (k)	693	659
Credit-Linked Deposit 4.4643% 10/10/16 (k)	1,846	1,832
term loan 4.464% 10/10/16 (k)	26,373	26,307
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	3,363	3,393
		32,191
Insurance - 0.6%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	9,255	9,324
Tranche 2nd LN, term loan 9% 5/24/19 (k)	10,070	10,435
Tranche B-1 1LN, term loan 4.75% 7/23/17 (k)	10,085	10,149
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (k)	2,515	2,512
Tranche B 2LN, term loan 5% 9/28/18 (k)	1,510	1,521
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (k)	20,985	22,244
		56,185
Metals/Mining - 0.4%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (k)	6,738	6,805
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	26,903	26,768
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	3,742	3,676
		37,249
Publishing/Printing - 0.3%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (k)	12,215	12,246
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	15,310	14,544
		26,790
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (k)	$ 2,515	$ 2,518
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	5,070	5,121
Tranche B 1LN, term loan 6.2774% 2/21/18 (k)	843	852
Wok Acquisition Corp. Tranche B, term loan 6.25% 6/22/19 (k)	2,490	2,521
		11,012
Services - 0.4%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 10/10/20 (k)	4,480	4,474
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	12,805	12,869
U.S. Foodservice term loan 5.75% 3/31/17 (k)	22,335	21,944
		39,287
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	1,787	1,769
Tranche D, term loan 2.8% 5/13/14 (k)(m)	3,146	3,114
		4,883
Steel - 0.2%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (k)	19,915	19,840
Super Retail - 0.3%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (k)	2,510	2,538
Tranche 2LN, term loan 9.75% 3/26/20 (k)	1,135	1,163
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (k)	29,437	29,658
		33,359
Technology - 0.8%
First Data Corp. Tranche 1LN, term loan 5.2107% 9/24/18 (k)	9,165	8,913
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (k)	12,310	12,310
Tranche B 1LN, term loan 5.5% 10/24/19 (k)	9,105	9,105
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (k)	8,190	8,272
NXP BV:
term loan 4.5% 3/4/17 (k)	15,696	15,853
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
NXP BV: - continued
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	$ 15,706	$ 16,020
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	2,958	2,972
		73,445
Telecommunications - 0.6%
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (k)	37,329	37,609
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (k)	22,200	22,311
		59,920
TOTAL FLOATING RATE LOANS (Cost $966,638)		942,344
Preferred Securities - 0.5%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (i)(k)	7,796	8,852
8.125% (i)(k)	6,360	7,394
Wells Fargo & Co. 7.98% (i)(k)	5,738	6,802
		23,048
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (i)(k)	23,760	24,499
TOTAL PREFERRED SECURITIES (Cost $40,820)		47,547
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	639,659,344	$ 639,659
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	6,004,950	6,005
TOTAL MONEY MARKET FUNDS (Cost $645,664)		645,664
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $9,308,815)		9,644,673
NET OTHER ASSETS (LIABILITIES) - 1.3%		125,246
NET ASSETS - 100%		$ 9,769,919
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,584,768,000 or 26.5% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,970,000 and $3,949,000, respectively. The coupon rate will be determined at time of settlement.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,197,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 246
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 811
Fidelity Securities Lending Cash Central Fund	90
Total	$ 901
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 42,845	$ -	$ -	$ -	$ 55,731
Nortek, Inc. warrants 12/7/14	150	-	-	-	136
Total	$ 42,995	$ -	$ -	$ -	$ 55,867
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 261,595	$ 191,681	$ 29,200	$ 40,714
Consumer Staples	51,692	47,867	2,399	1,426
Energy	416	416	-	-
Financials	165,750	72,745	78,192	14,813
Health Care	97,039	97,039	-	-
Industrials	77,038	56,454	-	20,584
Information Technology	246,832	237,933	8,899	-
Materials	32,340	26,362	-	5,978
Telecommunication Services	13,273	13,273	-	-
Utilities	406	406	-	-
Corporate Bonds	7,062,737	-	7,059,873	2,864
Floating Rate Loans	942,344	-	942,344	-
Preferred Securities	47,547	-	47,547	-
Other	-	-	-	-
Money Market Funds	645,664	645,664	-	-
Total Investments in Securities:	$ 9,644,673	$ 1,389,840	$ 8,168,454	$ 86,379
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.3%
Luxembourg	3.2%
Bermuda	2.4%
Netherlands	1.6%
Canada	1.1%
Australia	1.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value (including securities loaned of $5,025) - See accompanying schedule: Unaffiliated issuers (cost $8,630,925)	$ 8,943,142
Fidelity Central Funds (cost $645,664)	645,664
Other affiliated issuers (cost $32,226)	55,867
Total Investments (cost $9,308,815)		$ 9,644,673
Cash		32,418
Receivable for investments sold		92,943
Receivable for fund shares sold		9,884
Dividends receivable		4,276
Interest receivable		145,494
Distributions receivable from Fidelity Central Funds		125
Other receivables		468
Total assets		9,930,281

Liabilities
Payable for investments purchased Regular delivery	$ 102,806
Delayed delivery	27,297
Payable for fund shares redeemed	12,658
Distributions payable	5,187
Accrued management fee	4,638
Other affiliated payables	1,381
Other payables and accrued expenses	390
Collateral on securities loaned, at value	6,005
Total liabilities		160,362

Net Assets		$ 9,769,919
Net Assets consist of:
Paid in capital		$ 9,483,898
Undistributed net investment income		88,084
Accumulated undistributed net realized gain (loss) on investments		(137,921)
Net unrealized appreciation (depreciation) on investments		335,858
Net Assets, for 1,044,117 shares outstanding		$ 9,769,919
Net Asset Value, offering price and redemption price per share ($9,769,919 ÷ 1,044,117 shares)		$ 9.36

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2012

Investment Income
Dividends		$ 9,927
Interest		316,637
Income from Fidelity Central Funds		901
Total income		327,465

Expenses
Management fee	$ 27,139
Transfer agent fees	7,510
Accounting and security lending fees	682
Custodian fees and expenses	55
Independent trustees' compensation	34
Registration fees	87
Audit	102
Legal	34
Miscellaneous	56
Total expenses before reductions	35,699
Expense reductions	(43)	35,656
Net investment income (loss)		291,809
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(53,453)
Change in net unrealized appreciation (depreciation) on investment securities		161,068
Net gain (loss)		107,615
Net increase (decrease) in net assets resulting from operations		$ 399,424

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 291,809	$ 572,860
Net realized gain (loss)	(53,453)	(76,952)
Change in net unrealized appreciation (depreciation)	161,068	(691,465)
Net increase (decrease) in net assets resulting from operations	399,424	(195,557)
Distributions to shareholders from net investment income	(265,069)	(607,214)
Distributions to shareholders from net realized gain	(5,198)	(48,240)
Total distributions	(270,267)	(655,454)
Share transactions
Proceeds from sales of shares	920,335	2,768,115
Reinvestment of distributions	240,691	588,421
Cost of shares redeemed	(1,152,887)	(3,939,200)
Net increase (decrease) in net assets resulting from share transactions	8,139	(582,664)
Redemption fees	363	2,184
Total increase (decrease) in net assets	137,659	(1,431,491)

Net Assets
Beginning of period	9,632,260	11,063,751
End of period (including undistributed net investment income of $88,084 and undistributed net investment income of $61,344, respectively)	$ 9,769,919	$ 9,632,260

Other Information
Shares
Sold	99,872	300,720
Issued in reinvestment of distributions	26,196	64,790
Redeemed	(125,228)	(434,637)
Net increase (decrease)	840	(69,127)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.95	$ 9.13	$ 6.23	$ 8.52	$ 9.18
Income from Investment Operations
Net investment income (loss) D	.280	.535	.599	.666	.645	.557
Net realized and unrealized gain (loss)	.109	(.643)	.826	2.845	(2.364)	(.668)
Total from investment operations	.389	(.108)	1.425	3.511	(1.719)	(.111)
Distributions from net investment income	(.254)	(.571)	(.607)	(.572)	(.572)	(.551)
Distributions from net realized gain	(.005)	(.043)	-	(.040)	-	-
Total distributions	(.259)	(.614)	(.607)	(.612)	(.572)	(.551)
Redemption fees added to paid in capital D	- H	.002	.002	.001	.001	.002
Net asset value, end of period	$ 9.36	$ 9.23	$ 9.95	$ 9.13	$ 6.23	$ 8.52
Total Return B,C	4.30%	(.77)%	16.35%	58.03%	(20.07)%	(1.14)%
Ratios to Average Net Assets E,G
Expenses before reductions	.74% A	.77%	.76%	.76%	.78%	.75%
Expenses net of fee waivers, if any	.74% A	.77%	.76%	.76%	.78%	.75%
Expenses net of all reductions	.74% A	.77%	.76%	.76%	.78%	.74%
Net investment income (loss)	6.03% A	5.87%	6.48%	8.30%	9.55%	6.39%
Supplemental Data
Net assets, end of period (in millions)	$ 9,770	$ 9,632	$ 11,064	$ 12,197	$ 7,525	$ 9,819
Portfolio turnover rate F	68% A	48%	65%	51%	48%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in

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3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 754,494
Gross unrealized depreciation	(386,454)
Net unrealized appreciation (depreciation) on securities and other investments	$ 368,040

Tax cost	$ 9,276,633

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (72,126)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate

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3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,966,176 and $3,080,019, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $90. During the period, there were no securities loaned to FCM.

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8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $41 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 13, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

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Fidelity Capital & Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

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CAI-USAN-1212
1.784852.109

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.81%	$ 1,000.00	$ 1,048.30	$ 4.18
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.12	$ 4.13

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.4	4.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.1	4.0
Ford Motor Credit Co. LLC	4.1	4.1
CCO Holdings LLC/CCO Holdings Capital Corp.	3.8	2.4
Sprint Nextel Corp.	2.6	1.8
	19.0
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.8	12.2
Diversified Financial Services	11.2	11.2
Automotive	10.2	10.4
Cable TV	8.5	6.0
Electric Utilities	7.6	8.0
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
BBB 7.0%	BBB 1.9%
BB 60.9%	BB 68.2%
B 21.8%	B 22.2%
CCC,CC,C 0.0%	CCC,CC,C 0.3%
Not Rated 0.8%	Not Rated 0.4%
Equities 0.3%	Equities 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 9.2%	Short-Term Investments and Net Other Assets (Liabilities) 7.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Nonconvertible Bonds 83.7%		Nonconvertible Bonds 86.7%
	Convertible Bonds, Preferred Stocks 0.3%		Convertible Bonds, Preferred Stocks 0.0%
	Floating Rate Loans 6.8%		Floating Rate Loans 6.3%
	Short-Term Investments and Net Other Assets (Liabilities) 9.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.0%
* Foreign investments	12.2%	** Foreign investments	13.2%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.7%
	Principal Amount	Value
Air Transportation - 2.9%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	$ 135,204	$ 147,372
5.5% 4/29/22	2,035,000	2,075,700
6.25% 10/22/21	2,370,000	2,500,350
6.75% 9/15/15 (c)	10,480,000	10,977,800
Continental Airlines, Inc. 9.25% 5/10/17	907,100	991,007
Delta 2012-1B Pass Through Trust 6.875% 5/7/19 (c)	2,805,000	2,938,238
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,148,450
6.75% 11/23/15	1,115,000	1,145,663
8.021% 8/10/22	1,338,011	1,455,087
8.954% 8/10/14	2,116,954	2,156,753
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	837,995	889,364
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	122,848	121,005
9.75% 1/15/17	1,538,852	1,766,602
12% 1/15/16 (c)	227,941	249,596
		28,562,987
Automotive - 8.1%
Continental Rubber of America Corp. 4.5% 9/15/19 (c)	1,615,000	1,619,038
Dana Holding Corp.:
6.5% 2/15/19	6,130,000	6,390,525
6.75% 2/15/21	2,145,000	2,257,613
Delphi Corp.:
5.875% 5/15/19	8,770,000	9,383,900
6.125% 5/15/21	5,425,000	5,994,625
Ford Motor Co. 7.45% 7/16/31	7,200,000	9,108,000
Ford Motor Credit Co. LLC:
3.875% 1/15/15	6,235,000	6,499,682
4.25% 2/3/17	2,345,000	2,499,948
5% 5/15/18	5,200,000	5,735,829
5.625% 9/15/15	2,755,000	3,013,369
5.875% 8/2/21	2,360,000	2,717,311
6.625% 8/15/17	8,570,000	10,019,667
7% 4/15/15	2,505,000	2,786,813
8% 12/15/16	4,675,000	5,661,565
General Motors Financial Co., Inc. 4.75% 8/15/17 (c)	2,345,000	2,409,488
Tenneco, Inc. 6.875% 12/15/20	4,034,000	4,392,018
		80,489,391
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - 0.2%
Ally Financial, Inc. 5.5% 2/15/17	$ 1,580,000	$ 1,670,850
Broadcasting - 0.2%
Starz LLC/Starz Finance Corp. 5% 9/15/19 (c)	1,915,000	1,948,513
Building Materials - 2.9%
Building Materials Corp. of America:
6.75% 5/1/21 (c)	7,020,000	7,651,800
6.875% 8/15/18 (c)	9,405,000	10,086,863
Griffon Corp. 7.125% 4/1/18	4,195,000	4,404,750
Masco Corp. 5.95% 3/15/22	3,475,000	3,888,383
USG Corp. 7.875% 3/30/20 (c)	2,690,000	2,932,100
		28,963,896
Cable TV - 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22	5,955,000	5,992,219
6.5% 4/30/21	9,465,000	10,056,563
6.625% 1/31/22	2,060,000	2,240,250
7% 1/15/19	14,320,000	15,394,000
7.25% 10/30/17	4,545,000	4,948,369
CSC Holdings LLC:
6.75% 11/15/21 (c)	8,585,000	9,529,350
8.625% 2/15/19	4,385,000	5,196,225
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (c)	8,085,000	8,752,013
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	15,775,000	16,800,375
UPCB Finance V Ltd. 7.25% 11/15/21 (c)	3,780,000	4,129,650
Virgin Media Finance PLC 4.875% 2/15/22	1,110,000	1,123,875
		84,162,889
Capital Goods - 0.5%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	1,200,000	1,296,000
CNH Capital LLC 3.875% 11/1/15 (c)	1,220,000	1,253,550
Terex Corp. 6.5% 4/1/20	2,630,000	2,761,500
		5,311,050
Chemicals - 1.7%
Celanese US Holdings LLC 6.625% 10/15/18	7,195,000	7,824,563
LyondellBasell Industries NV:
5% 4/15/19	3,445,000	3,729,213
5.75% 4/15/24	2,420,000	2,795,100
6% 11/15/21	625,000	721,875
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,870,000	1,926,100
		16,996,851
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - 1.0%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (c)	$ 5,572,000	$ 5,989,900
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (c)	245,000	263,375
Sealed Air Corp.:
8.125% 9/15/19 (c)	2,045,000	2,239,275
8.375% 9/15/21 (c)	1,420,000	1,554,900
		10,047,450
Diversified Financial Services - 11.0%
Aircastle Ltd.:
6.75% 4/15/17	1,390,000	1,487,300
9.75% 8/1/18	3,720,000	4,212,900
CIT Group, Inc.:
4.25% 8/15/17	2,235,000	2,279,700
5% 5/15/17	5,600,000	5,894,000
5% 8/15/22	1,775,000	1,837,125
5.25% 3/15/18	3,460,000	3,676,250
5.375% 5/15/20	2,780,000	2,960,700
5.5% 2/15/19 (c)	2,380,000	2,537,675
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	14,050,000	14,682,250
8% 1/15/18	22,060,000	23,714,481
8% 1/15/18 (c)	810,000	870,750
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	470,000	390,100
International Lease Finance Corp.:
4.875% 4/1/15	2,390,000	2,473,650
5.65% 6/1/14	4,090,000	4,289,388
5.75% 5/15/16	4,280,000	4,526,100
5.875% 4/1/19	1,015,000	1,075,310
5.875% 8/15/22	2,270,000	2,360,800
6.25% 5/15/19	3,945,000	4,251,728
6.75% 9/1/16 (c)	2,935,000	3,316,550
7.125% 9/1/18 (c)	3,390,000	3,974,775
8.625% 9/15/15	6,505,000	7,285,600
8.75% 3/15/17	4,490,000	5,219,625
8.875% 9/1/17	5,425,000	6,387,938
		109,704,695
Diversified Media - 0.1%
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (c)	1,445,000	1,437,775
Electric Utilities - 7.6%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,602,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	$ 6,315,000	$ 6,851,775
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 6.875% 5/1/19 (c)	4,000,000	4,310,000
InterGen NV 9% 6/30/17 (c)	4,829,000	4,575,478
IPALCO Enterprises, Inc.:
5% 5/1/18	2,300,000	2,397,750
7.25% 4/1/16 (c)	805,000	896,570
Mirant Mid-Atlantic LLC 10.06% 12/30/28	3,312,601	3,726,676
NRG Energy, Inc. 6.625% 3/15/23 (c)	2,325,000	2,394,750
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,143,000	10,447,290
NV Energy, Inc. 6.25% 11/15/20	3,545,000	4,225,938
Otter Tail Corp. 9% 12/15/16	1,343,000	1,564,595
Puget Energy, Inc.:
5.625% 7/15/22 (c)	785,000	853,173
6.5% 12/15/20	7,035,000	8,022,925
The AES Corp.:
7.375% 7/1/21	7,435,000	8,308,613
7.75% 10/15/15	5,515,000	6,190,588
8% 10/15/17	6,315,000	7,230,675
9.75% 4/15/16	505,000	604,106
		76,203,102
Energy - 12.5%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,070,000	1,123,500
6.5% 5/20/21	600,000	636,000
Chesapeake Energy Corp.:
6.125% 2/15/21	10,190,000	10,317,375
6.5% 8/15/17	2,035,000	2,152,013
6.775% 3/15/19	2,685,000	2,698,425
6.875% 11/15/20	6,400,000	6,784,000
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	1,985,000	2,064,400
6.125% 7/15/22	5,265,000	5,554,575
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (c)	1,110,000	1,057,275
Denbury Resources, Inc. 6.375% 8/15/21	7,330,000	7,989,700
Energy Transfer Equity LP 7.5% 10/15/20	5,225,000	5,943,438
Exterran Holdings, Inc. 7.25% 12/1/18	13,660,000	14,206,400
Frontier Oil Corp. 6.875% 11/15/18	5,635,000	6,001,275
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20	980,000	997,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hornbeck Offshore Services, Inc.: - continued
8% 9/1/17	$ 3,630,000	$ 3,884,100
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	4,970,000	5,454,575
Oil States International, Inc. 6.5% 6/1/19	6,980,000	7,416,250
Pan American Energy LLC 7.875% 5/7/21 (c)	1,790,000	1,449,900
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (c)	3,245,000	3,407,250
Petroleum Geo-Services ASA 7.375% 12/15/18 (c)	2,015,000	2,135,900
Plains Exploration & Production Co. 6.125% 6/15/19	5,205,000	5,191,988
Precision Drilling Corp.:
6.5% 12/15/21	180,000	190,350
6.625% 11/15/20	6,630,000	7,060,950
SESI LLC 7.125% 12/15/21	3,360,000	3,733,632
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18 (c)	1,448,000	1,556,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (c)	3,770,000	4,024,475
6.875% 2/1/21	2,000,000	2,180,000
Tesoro Corp.:
4.25% 10/1/17	625,000	648,438
5.375% 10/1/22	705,000	734,963
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (c)	215,000	222,525
WPX Energy, Inc.:
5.25% 1/15/17	3,155,000	3,367,963
6% 1/15/22	4,780,000	5,114,600
		125,299,985
Environmental - 2.3%
Clean Harbors, Inc. 5.25% 8/1/20 (c)	4,075,000	4,176,875
Covanta Holding Corp.:
6.375% 10/1/22	2,335,000	2,541,120
7.25% 12/1/20	15,100,000	16,762,329
		23,480,324
Food/Beverage/Tobacco - 0.8%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (c)	8,015,000	8,255,450
Gaming - 1.5%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (c)	5,550,000	5,744,250
7.75% 8/15/20	8,595,000	9,647,888
		15,392,138
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 5.1%
Community Health Systems, Inc. 5.125% 8/15/18	$ 1,720,000	$ 1,784,500
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (c)	7,010,000	7,395,550
HCA, Inc. 4.75% 5/1/23	2,385,000	2,388,101
HealthSouth Corp. 5.75% 11/1/24	640,000	648,000
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	2,805,000	3,029,400
Mylan, Inc.:
6% 11/15/18 (c)	1,755,000	1,877,850
7.625% 7/15/17 (c)	1,705,000	1,901,075
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	3,255,000	3,564,225
7.5% 2/15/20	655,000	720,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	4,015,000	4,326,163
Valeant Pharmaceuticals International:
6.375% 10/15/20 (c)	1,540,000	1,620,850
6.5% 7/15/16 (c)	5,675,000	5,972,938
6.875% 12/1/18 (c)	12,070,000	12,869,638
VPI Escrow Corp. 6.375% 10/15/20 (c)	2,315,000	2,436,538
		50,535,328
Homebuilders/Real Estate - 1.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	9,980,000	10,791,374
D.R. Horton, Inc.:
4.375% 9/15/22	3,215,000	3,223,038
4.75% 5/15/17	4,525,000	4,819,125
		18,833,537
Hotels - 0.8%
Host Hotels & Resorts LP:
4.75% 3/1/23	1,050,000	1,118,250
5.875% 6/15/19	1,295,000	1,424,500
9% 5/15/17	4,845,000	5,256,825
		7,799,575
Leisure - 2.1%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,784,188
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,257,125
7.5% 10/15/27	3,280,000	3,517,800
yankee 7.25% 6/15/16	9,215,000	10,412,950
		20,972,063
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - 3.2%
Alpha Natural Resources, Inc. 6.25% 6/1/21	$ 1,550,000	$ 1,352,375
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	4,950,000	5,011,875
CONSOL Energy, Inc. 8% 4/1/17	6,705,000	7,107,300
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (c)	8,720,000	8,720,000
7% 11/1/15 (c)	7,975,000	8,054,750
Peabody Energy Corp. 6.25% 11/15/21	1,550,000	1,604,250
		31,850,550
Paper - 0.6%
Sappi Papier Holding GmbH 7.75% 7/15/17 (c)	5,675,000	6,029,688
Services - 0.9%
FTI Consulting, Inc.:
6.75% 10/1/20	7,775,000	8,280,375
7.75% 10/1/16	1,100,000	1,130,250
		9,410,625
Shipping - 0.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	6,635,000	6,850,638
Steel - 1.8%
Steel Dynamics, Inc.:
6.125% 8/15/19 (c)	4,055,000	4,217,200
6.75% 4/1/15	3,460,000	3,511,900
7.625% 3/15/20	8,945,000	9,794,775
		17,523,875
Technology - 0.9%
Jabil Circuit, Inc. 4.7% 9/15/22	2,005,000	2,005,000
Nuance Communications, Inc. 5.375% 8/15/20 (c)	3,905,000	3,983,100
Viasystems, Inc. 7.875% 5/1/19 (c)	3,205,000	3,132,888
		9,120,988
Telecommunications - 3.6%
Nextel Communications, Inc.:
5.95% 3/15/14	3,810,000	3,814,763
7.375% 8/1/15	3,925,000	3,929,906
Qwest Communications International, Inc. 7.125% 4/1/18	1,940,000	2,051,550
Sprint Nextel Corp.:
6% 12/1/16	6,435,000	6,917,625
7% 3/1/20 (c)	8,885,000	10,306,600
9% 11/15/18 (c)	7,000,000	8,645,000
		35,665,444
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	$ 3,625,000	$ 3,951,250
TOTAL NONCONVERTIBLE BONDS (Cost $784,927,581)		836,470,907
Nonconvertible Preferred Stocks - 0.3%
Shares
Banks & Thrifts - 0.3%
Goldman Sachs Group, Inc. 5.95% (a) (Cost $2,902,375)	116,095	2,902,375
Floating Rate Loans - 6.8%
	Principal Amount
Air Transportation - 1.5%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan 5.25% 10/18/18 (d)	$ 3,365,000	3,343,969
Tranche B 2LN, term loan 4.25% 4/18/16 (d)	840,000	834,750
Tranche B, term loan 5.5% 4/20/17 (d)	10,746,188	10,719,322
		14,898,041
Automotive - 2.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (d)	12,137,173	12,395,088
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (d)	5,993,597	5,604,014
Tranche C, term loan 2.1475% 12/27/15 (d)	3,090,637	2,889,745
		20,888,847
Cable TV - 0.1%
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (d)	1,100,000	1,108,250
Capital Goods - 0.3%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (d)	2,252,975	2,278,321
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (d)	363,405	368,856
		2,647,177
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (d)	1,625,000	1,649,375
Electric Utilities - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (d)	394,000	396,482
Floating Rate Loans - continued
	Principal Amount	Value
Energy - 0.3%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (d)	$ 874,869	$ 875,963
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (d)	1,855,000	1,848,044
		2,724,007
Food & Drug Retail - 0.3%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (d)	3,585,000	3,585,000
Healthcare - 0.4%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (d)	2,363,986	2,358,076
Valeant Pharmaceuticals International Tranche B, term loan:
9/16/19 (d)	910,000	912,275
4.25% 2/13/19 (d)	350,000	350,438
		3,620,789
Insurance - 0.7%
Asurion Corp. Tranche 1st LN, term loan 5.5% 5/24/18 (d)	6,800,000	6,851,000
Steel - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (d)	2,335,000	2,326,244
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	645,096	651,547
		2,977,791
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (d)	2,000,000	1,990,000
Technology - 0.4%
Genpact Ltd. Tranche B, term loan 4.25% 8/30/19 (d)	2,520,000	2,523,150
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (d)	1,735,617	1,720,430
		4,243,580
TOTAL FLOATING RATE LOANS (Cost $66,097,959)		67,580,339
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $73,274,361)	73,274,361	$ 73,274,361
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $927,202,276)		980,227,982
NET OTHER ASSETS (LIABILITIES) - 1.9%		19,108,107
NET ASSETS - 100%		$ 999,336,089
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,287,325 or 25.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,725
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,902,375	$ -	$ 2,902,375	$ -
Corporate Bonds	836,470,907	-	836,470,907	-
Floating Rate Loans	67,580,339	-	67,580,339	-
Money Market Funds	73,274,361	73,274,361	-	-
Total Investments in Securities:	$ 980,227,982	$ 73,274,361	$ 906,953,621	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.8%
Australia	2.4%
Cayman Islands	2.1%
Liberia	1.5%
Netherlands	1.2%
Canada	1.2%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $853,927,915)	$ 906,953,621
Fidelity Central Funds (cost $73,274,361)	73,274,361
Total Investments (cost $927,202,276)		$ 980,227,982
Cash		1,124,906
Receivable for investments sold		5,517,500
Receivable for fund shares sold		1,427,260
Interest receivable		14,676,953
Distributions receivable from Fidelity Central Funds		11,834
Other receivables		493
Total assets		1,002,986,928

Liabilities
Payable for investments purchased	$ 1,255,450
Payable for fund shares redeemed	978,353
Distributions payable	711,581
Accrued management fee	468,791
Other affiliated payables	188,115
Other payables and accrued expenses	48,549
Total liabilities		3,650,839

Net Assets		$ 999,336,089
Net Assets consist of:
Paid in capital		$ 934,705,261
Undistributed net investment income		7,005,601
Accumulated undistributed net realized gain (loss) on investments		4,599,521
Net unrealized appreciation (depreciation) on investments		53,025,706
Net Assets, for 106,296,565 shares outstanding		$ 999,336,089
Net Asset Value, offering price and redemption price per share ($999,336,089 ÷ 106,296,565 shares)		$ 9.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Interest		$ 30,019,685
Income from Fidelity Central Funds		61,725
Total income		30,081,410

Expenses
Management fee	$ 2,753,966
Transfer agent fees	936,506
Accounting fees and expenses	175,125
Custodian fees and expenses	7,145
Independent trustees' compensation	3,435
Registration fees	48,580
Audit	37,022
Legal	2,156
Miscellaneous	4,507
Total expenses before reductions	3,968,442
Expense reductions	(773)	3,967,669
Net investment income (loss)		26,113,741
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,147,861
Change in net unrealized appreciation (depreciation) on investment securities		14,954,343
Net gain (loss)		20,102,204
Net increase (decrease) in net assets resulting from operations		$ 46,215,945

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,113,741	$ 48,550,777
Net realized gain (loss)	5,147,861	13,834,669
Change in net unrealized appreciation (depreciation)	14,954,343	(7,468,437)
Net increase (decrease) in net assets resulting from operations	46,215,945	54,917,009
Distributions to shareholders from net investment income	(24,834,156)	(48,936,166)
Distributions to shareholders from net realized gain	(3,299,429)	(19,701,911)
Total distributions	(28,133,585)	(68,638,077)
Share transactions Proceeds from sales of shares	135,862,893	410,211,609
Reinvestment of distributions	23,261,621	55,345,975
Cost of shares redeemed	(119,558,143)	(280,783,133)
Net increase (decrease) in net assets resulting from share transactions	39,566,371	184,774,451
Redemption fees	44,313	130,182
Total increase (decrease) in net assets	57,693,044	171,183,565

Net Assets
Beginning of period	941,643,045	770,459,480
End of period (including undistributed net investment income of $7,005,601 and undistributed net investment income of $5,726,016, respectively)	$ 999,336,089	$ 941,643,045
Other Information Shares
Sold	14,674,265	45,044,167
Issued in reinvestment of distributions	2,513,642	6,083,167
Redeemed	(12,895,063)	(30,880,974)
Net increase (decrease)	4,292,844	20,246,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.42	$ 9.44	$ 8.19	$ 9.77	$ 10.32
Income from Investment Operations
Net investment income (loss) D	.249	.538	.609	.700	.663	.637
Net realized and unrealized gain (loss)	.190	.045	.351	1.232	(1.683)	(.560)
Total from investment operations	.439	.583	.960	1.932	(1.020)	.077
Distributions from net investment income	(.237)	(.544)	(.593)	(.625)	(.577)	(.632)
Distributions from net realized gain	(.032)	(.230)	(.390)	(.060)	-	-
Total distributions	(.269)	(.774)	(.983)	(.685)	(.577)	(.632)
Redemption fees added to paid in capital D	- H	.001	.003	.003	.017	.005
Net asset value, end of period	$ 9.40	$ 9.23	$ 9.42	$ 9.44	$ 8.19	$ 9.77
Total Return B, C	4.83%	6.65%	11.06%	24.37%	(10.10)%	.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.81% A	.82%	.81%	.79%	.91%	.97%
Expenses net of fee waivers, if any	.81% A	.82%	.81%	.79%	.85%	.85%
Expenses net of all reductions	.81% A	.82%	.81%	.79%	.85%	.85%
Net investment income (loss)	5.32% A	5.92%	6.57%	7.85%	8.36%	6.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 999,336	$ 941,643	$ 770,459	$ 467,626	$ 345,491	$ 64,211
Portfolio turnover rate F	54% A	52%	48%	93%	44%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity® Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,645,693
Gross unrealized depreciation	(1,606,975)
Net unrealized appreciation (depreciation) on securities and other investments	$ 57,038,718

Tax cost	$ 923,189,264

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $256,262,503 and $245,162,696, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,208 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $773.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FFH-USAN-1212
1.801608.108

Fidelity®

Global High Income

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.24%
Actual		$ 1,000.00	$ 1,056.60	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.60	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,052.60	$ 10.35
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.95%
Actual		$ 1,000.00	$ 1,058.20	$ 4.93
Hypothetical A		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.3	3.8
International Lease Finance Corp.	2.7	3.0
Ally Financial Inc.	1.9	1.7
HCA, Inc.	1.8	1.7
Intelsat Jackson Holdings SA	1.4	1.3
	11.1
Top Five Countries as of October 31, 2012
(excludes short term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.0	50.1
Netherlands	5.3	4.5
Cayman Islands	4.4	3.9
Luxembourg	4.3	4.2
United Kingdom	3.1	3.6
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.2	8.6
Telecommunications	8.1	7.9
Banks & Thrifts	7.8	6.2
Electric Utilities	7.5	8.0
Diversified Financial Services	7.3	8.3
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
AAA,AA,A 1.5%	AAA,AA,A 2.1%
BBB 11.6%	BBB 8.8%
BB 31.8%	BB 32.7%
B 34.6%	B 35.2%
CCC,CC,C 9.0%	CCC,CC,C 9.0%
D 0.1%	D 0.0%†
Not Rated 3.9%	Not Rated 4.1%
Equities 1.9%	Equities 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 5.6%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Corporate Bonds 72.2%		Corporate Bonds 72.6%
	Government Obligations 9.3%		Government Obligations 10.2%
	Stocks 1.9%		Stocks 1.6%
	Preferred Securities 2.1%		Preferred Securities 1.5%
	Floating Rate Loans 8.9%		Floating Rate Loans 7.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	45.4%	** Foreign investments	43.8%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 48,281
Homebuilders/Real Estate - 0.1%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	161,329
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	500,000	80,595
Massey Energy Co. 3.25% 8/1/15		230,000	217,494
			298,089
TOTAL CONVERTIBLE BONDS			507,699
Nonconvertible Bonds - 72.0%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	285,713
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	258,967
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,676
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,308
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		150,000	150,375
Delphi Corp. 6.125% 5/15/21		800,000	884,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	282,626
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	622,152
7.625% 9/15/14	EUR	50,000	68,627
7.75% 10/17/16	EUR	250,000	330,628
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	702,764
Ford Motor Co.:
6.625% 10/1/28		5,000	5,686
7.45% 7/16/31		250,000	316,250
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,765,475
4.25% 2/3/17		870,000	927,486
5.875% 8/2/21		765,000	880,823
General Motors Acceptance Corp. 8% 11/1/31		300,000	357,307
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,095,000	1,125,113
6.75% 6/1/18		245,000	273,175
GT 2005 Bonds BV 8% 7/21/14 (i)		300,000	299,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)		$ 15,000	$ 14,250
Penske Automotive Group, Inc. 5.75% 10/1/22 (f)		225,000	229,500
Renault SA 4.375% 5/24/13	EUR	100,000	131,318
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	291,631
			16,036,100
Banks & Thrifts - 6.0%
Access Finance BV 7.25% 7/25/17 (f)		200,000	209,500
Akbank T.A.S. 3.875% 10/24/17 (f)		150,000	148,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	236,900
4.625% 6/26/15		305,000	316,857
5.5% 2/15/17		600,000	634,500
7.5% 9/15/20		2,065,000	2,434,119
8% 3/15/20		185,000	220,631
8.3% 2/12/15		500,000	560,125
Banco Espirito Santo SA 5.875% 11/9/15	EUR	200,000	258,362
Bank of Baroda (London) 5% 8/24/16		200,000	209,835
Bank of East Asia Ltd.:
6.375% 5/4/22 (i)		200,000	224,454
8.5% (g)(i)		100,000	112,080
BDO Unibank, Inc. 4.5% 2/16/17		600,000	626,131
Caja Madrid SA 4% 2/3/25	EUR	100,000	96,563
Canara Bank 6.365% 11/28/21 (i)		250,000	252,310
Commerzbank AG:
6.375% 3/22/19	EUR	50,000	63,997
7.75% 3/16/21	EUR	100,000	129,032
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	550,000	588,128
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	204,500
GMAC LLC:
6.75% 12/1/14		1,150,000	1,236,250
8% 11/1/31		1,595,000	1,894,063
HBOS PLC:
4.5% 3/18/30 (i)	EUR	350,000	354,715
4.875% 3/20/15	EUR	200,000	263,386
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		700,000	707,000
Industrial Senior Trust 5.5% 11/1/22 (f)		100,000	101,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	162,829
LBG Capital No.1 PLC 6.439% 5/23/20	EUR	100,000	120,542
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (g)(i)		$ 200,000	$ 240,412
PKO Finance AB 4.63% 9/26/22 (f)		350,000	361,375
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	135,714
6.875% 3/19/20 (Reg. S)	EUR	150,000	209,385
RBS Capital Trust C 4.243% (g)(i)	EUR	300,000	244,972
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (g)(i)		100,000	109,062
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	263,963
SBB Capital Corp. 6.62% (g)(i)		300,000	304,280
State Bank of India 6.439% (g)(i)		400,000	380,346
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	197,882
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	130,011
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (f)		200,000	219,250
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		600,000	634,500
			15,797,461
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21		5,000	5,663
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	400,510
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	467,500
Mood Media Corp. 9.25% 10/15/20 (f)		190,000	192,375
Polish Television Holding BV 11.25% 5/15/17 (e)	EUR	210,000	284,440
			1,350,488
Building Materials - 1.8%
Associated Materials LLC 9.125% 11/1/17		65,000	64,188
CEMEX Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	160,000	220,864
CEMEX SA de CV 5.3623% 9/30/15 (f)(i)		345,000	337,479
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	202,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	412,000
10.5% 4/27/17 (Reg. S)		200,000	217,500
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	77,612	100,597
HD Supply, Inc. 8.125% 4/15/19 (f)		330,000	363,000
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	376,532
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
HeidelbergCement Finance AG: - continued
8.5% 10/31/19	EUR	300,000	$ 464,709
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	159,102
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)		40,000	43,050
Lafarge SA 8.875% 11/24/16	EUR	600,000	925,451
Nortek, Inc. 8.5% 4/15/21 (f)		120,000	130,200
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	451,553
USG Corp. 7.875% 3/30/20 (f)		105,000	114,450
West China Cement Ltd. 7.5% 1/25/16		200,000	178,500
			4,761,925
Cable TV - 2.9%
Cablevision Systems Corp. 5.875% 9/15/22		375,000	372,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	478,125
6.625% 1/31/22		240,000	261,000
7.375% 6/1/20		95,000	106,286
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		200,000	214,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		616,712	662,965
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	139,336
DISH DBS Corp. 5.875% 7/15/22		325,000	340,844
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,047,500
Kabel Deutschland GmbH 6.5% 7/31/17 (Reg. S)	EUR	200,000	277,065
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	300,000	415,092
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	366,486
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 9/15/22 (Reg. S)	EUR	100,000	127,509
7.5% 3/15/19 (Reg. S)	EUR	400,000	567,714
8.125% 12/1/17 (Reg. S)	EUR	320,000	446,913
9.5% 3/15/21 (Reg. S)	EUR	200,000	292,930
9.625% 12/1/19 (Reg S.)	EUR	100,000	144,521
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	66,752
9.75% 4/15/18 (Reg. S)	EUR	389,000	536,976
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	287,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		$ 150,000	$ 163,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,875
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,252
			7,618,754
Capital Goods - 0.7%
Anixter International, Inc. 5.625% 5/1/19		80,000	84,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	141,728
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (g)(i)		300,000	313,935
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,741
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	103,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	278,672
Wendel SA:
4.375% 8/9/17	EUR	250,000	328,898
4.875% 11/4/14	EUR	150,000	202,153
5.875% 9/17/19	EUR	100,000	133,665
Zoomlion HK SPV Co. Ltd. 6.875% 4/5/17 (Reg. S)		200,000	213,597
			2,000,889
Chemicals - 1.1%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	216,272
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	105,213
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	506,843
8.5% 2/15/16 (f)		370,000	357,050
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	120,218
Kinove German Bondco GmbH:
9.625% 6/15/18 (f)		357,000	392,700
10% 6/15/18 (Reg. S)	EUR	180,000	251,972
LyondellBasell Industries NV 6% 11/15/21		200,000	231,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		415,000	405,663
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	309,000
			2,895,931
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (f)		190,000	191,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,938
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15		$ 100,000	$ 101,250
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	157,875
			478,963
Containers - 2.2%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	111,858	141,571
11.125% 6/1/18 pay-in-kind (f)		223,716	231,546
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	455,921
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		700,000	752,500
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		455,000	477,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)		200,000	215,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		200,000	209,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	69,225
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	200,000	281,265
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	213,606
Rexam PLC 6.75% 6/29/67 (i)	EUR	125,000	166,816
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		825,000	836,344
6.875% 2/15/21		500,000	531,250
7.75% 10/15/16	EUR	200,000	269,599
7.875% 8/15/19		250,000	271,250
8.25% 2/15/21		250,000	245,625
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		135,000	144,450
			5,788,002
Diversified Financial Services - 6.0%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	293,250
BNP Paribas Capital Trust VI 5.868% (g)(i)	EUR	119,000	148,072
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	236,042	153,321
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	142,414
Cabot Financial SA (Luxembourg) 10.375% 10/1/19 (Reg. S)	GBP	150,000	254,166
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 340,000	$ 346,800
4.75% 2/15/15 (f)		1,095,000	1,133,325
5% 8/15/22		270,000	279,450
5.25% 3/15/18		365,000	387,813
5.375% 5/15/20		330,000	351,450
5.5% 2/15/19 (f)		575,000	613,094
Deutsche Boerse AG 7.5% 6/13/38 (i)	EUR	100,000	134,152
Eileme 2 AB:
11.625% 1/31/20 (f)		220,000	246,400
11.75% 1/31/20 (Reg. S)	EUR	200,000	290,597
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,741
Ford Credit Europe PLC:
7.125% 1/15/13	EUR	200,000	262,333
7.25% 7/15/13	EUR	150,000	202,434
9.375% 1/17/14	EUR	100,000	142,070
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	210,948
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		725,000	779,375
8% 1/15/18 (f)		125,000	134,375
International Lease Finance Corp.:
4.875% 4/1/15		180,000	186,300
5.625% 9/20/13		766,000	788,023
5.75% 5/15/16		120,000	126,900
5.875% 5/1/13		1,580,000	1,613,575
5.875% 4/1/19		530,000	561,492
6.25% 5/15/19		640,000	689,761
8.25% 12/15/20		940,000	1,104,500
8.625% 9/15/15		975,000	1,092,000
8.625% 1/15/22		985,000	1,190,619
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	232,270
Numericable Finance & Co. SCA:
8.0646% 10/15/18 (Reg. S) (i)	EUR	100,000	128,403
8.75% 2/15/19 (Reg. S)	EUR	100,000	132,207
12.375% 2/15/19 (Reg. S)	EUR	100,000	149,381
Qtel International Finance Ltd. 5% 10/19/25 (f)		200,000	226,260
SLM Corp.:
8% 3/25/20		145,000	167,113
8.45% 6/15/18		30,000	35,653
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	186,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	$ 351,581
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	137,392
8.75% 12/1/18 (Reg. S)	EUR	100,000	124,430
			15,861,762
Diversified Media - 0.8%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	696,300
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20		65,000	61,263
7.625% 3/15/20		465,000	442,913
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
National CineMedia LLC:
6% 4/15/22 (f)		300,000	316,500
7.875% 7/15/21		35,000	37,842
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (f)		235,000	233,825
WMG Acquisition Corp.:
6% 1/15/21 (f)		65,000	65,406
6.25% 1/15/21 (Reg. S)	EUR	100,000	129,615
9.5% 6/15/16		15,000	16,481
			2,058,445
Electric Utilities - 6.7%
Atlantic Power Corp. 9% 11/15/18		60,000	65,100
Bhira Investments Ltd. 8.5% 4/27/71 (i)		200,000	202,693
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		500,000	533,750
Calpine Corp. 7.875% 1/15/23 (f)		710,000	781,000
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	516,135
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		80,000	86,800
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	44,174
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,473,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		60,000	61,650
10% 12/1/20		390,000	436,800
11.75% 3/1/22 (f)		2,230,000	2,179,825
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		180,000	193,950
9.375% 5/1/20 (f)		565,000	625,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 55,000	$ 62,700
9.875% 10/15/20		385,000	432,163
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	180,813
9% 6/30/17 (f)		700,000	663,250
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	452,968
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		600,000	715,500
8% 8/7/19 (f)		275,000	349,250
8% 8/7/19 (Reg. S)		100,000	127,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	194,250
NRG Energy, Inc. 6.625% 3/15/23 (f)		405,000	417,150
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	386,250
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,192,084
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		400,000	451,000
Puget Energy, Inc.:
5.625% 7/15/22 (f)		120,000	130,421
6% 9/1/21		1,045,000	1,174,214
RRI Energy, Inc. 7.625% 6/15/14		540,000	577,800
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	432,520
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		35,000	25,025
The AES Corp.:
7.375% 7/1/21		35,000	39,113
8% 10/15/17		300,000	343,500
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	200,000	261,840
TXU Corp.:
5.55% 11/15/14		80,000	46,400
6.5% 11/15/24		225,000	88,313
6.55% 11/15/34		1,015,000	385,700
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	268,303
			17,598,342
Energy - 8.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	90,950
7% 5/20/22		180,000	193,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		$ 979,000	$ 1,047,530
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)		480,000	72,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	211,260
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	311,550
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	520,000
6.125% 7/15/22		170,000	179,350
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		65,000	61,913
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	390,975
Continental Resources, Inc. 8.25% 10/1/19		300,000	336,000
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		115,000	114,138
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	148,875
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	63,835
4.625% 6/13/16	EUR	100,000	128,967
4.75% 9/26/16	EUR	400,000	515,868
5.75% 9/21/17	EUR	200,000	265,063
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,125
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		110,000	113,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	711,750
Forest Oil Corp.:
7.25% 6/15/19		215,000	218,225
7.5% 9/15/20 (f)		225,000	230,063
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)		40,000	41,600
Halcon Resources Corp. 8.875% 5/15/21 (f)(h)		135,000	137,025
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	83,200
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,240
Israel Electric Corp. Ltd. 6.7% 2/10/17 (f)		200,000	218,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		275,000	326,563
7% 5/5/20 (f)		100,000	122,750
9.125% 7/2/18 (f)		100,000	130,000
11.75% 1/23/15 (f)		225,000	269,730
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (f)		285,000	309,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	435,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19		$ 335,000	$ 338,350
Magnum Hunter Resources Corp. 9.75% 5/15/20 (f)		175,000	179,375
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		75,000	78,563
6.25% 6/15/22		105,000	114,450
MIE Holdings Corp. 9.75% 5/12/16		400,000	424,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,999
MRC Global, Inc. 9.5% 12/15/16		150,000	162,150
Offshore Group Investment Ltd.:
7.5% 11/1/19 (f)		930,000	920,700
11.5% 8/1/15		630,000	694,575
Oil States International, Inc. 6.5% 6/1/19		30,000	31,875
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		150,000	178,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		765,000	803,250
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	569,250
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	599,625
5.5% 4/12/37		750,000	453,750
8.5% 11/2/17 (f)		895,000	801,025
12.75% 2/17/22 (f)		1,450,000	1,482,625
Petroleos Mexicanos:
5.5% 1/21/21		450,000	529,200
6.625% (f)(g)		200,000	214,500
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		150,000	198,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		300,000	318,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	186,388
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	139,880
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,575
PT Pertamina Persero:
5.25% 5/23/21 (f)		525,000	584,063
5.25% 5/23/21 (Reg. S)		400,000	444,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (f)		135,000	140,063
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		$ 195,000	$ 203,288
Sabine Pass LNG LP 6.5% 11/1/20 (f)		225,000	228,375
SandRidge Energy, Inc.:
7.5% 3/15/21 (f)		110,000	114,675
7.5% 2/15/23 (f)		295,000	306,063
Santos Finance Ltd. 8.25% 9/22/70 (i)	EUR	350,000	474,067
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		287,000	307,090
7.5% 10/1/18 (f)		245,000	263,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (f)		80,000	85,400
Tesoro Corp.:
4.25% 10/1/17		100,000	103,750
5.375% 10/1/22		110,000	114,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		35,000	36,225
Unit Corp.:
6.625% 5/15/21		100,000	102,750
6.625% 5/15/21 (f)		550,000	565,125
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,713
6% 1/15/22		85,000	90,950
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		150,000	164,625
			22,977,922
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,538
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (f)		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		145,000	157,800
Tervita Corp. 9.75% 11/1/19 (f)		165,000	163,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	255,990
			689,890
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		135,000	141,750
FPC Finance Ltd. 6% 6/28/19		200,000	219,852
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	80,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,026,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
8% 8/15/20		$ 750,000	$ 861,750
9.25% 3/15/20		155,000	158,100
10.375% 7/15/16		870,000	917,850
			3,405,952
Food/Beverage/Tobacco - 0.6%
Agrokor d.d.:
8.875% 2/1/20 (f)		200,000	208,000
9.125% 2/1/20 (Reg. S)	EUR	300,000	400,024
9.875% 5/1/19 (Reg. S)	EUR	100,000	138,364
Constellation Brands, Inc. 4.625% 3/1/23		85,000	86,700
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	287,263
Post Holdings, Inc. 7.375% 2/15/22 (f)		170,000	181,475
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	150,000	206,088
			1,507,914
Gaming - 1.3%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	147,148
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	41,000
Caesars Operating Escrow LLC/Caesars Escrow Corp. 8.5% 2/15/20 (f)		700,000	689,500
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,000
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	143,775
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		300,000	340,500
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (f)		315,000	338,625
13% 11/15/13		500,000	557,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,126	1,171
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,625
Station Casinos LLC 3.66% 6/18/18 (e)(f)		715,000	611,325
			3,453,969
Healthcare - 5.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.:
5.125% 8/15/18		$ 160,000	$ 166,000
7.125% 7/15/20		160,000	169,200
8% 11/15/19		210,000	228,375
DaVita, Inc.:
5.75% 8/15/22		155,000	161,975
6.625% 11/1/20		300,000	321,000
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (f)		20,000	21,500
9.875% 4/15/18 (f)		75,000	74,063
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	47,700
Eurofins Scientific SA 8.081% (g)(i)	EUR	300,000	396,194
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	407,834
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	421,897
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		445,000	469,475
5.875% 1/31/22 (f)		625,000	664,063
6.5% 9/15/18 (f)		20,000	22,224
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,298
HCA Holdings, Inc. 7.75% 5/15/21		950,000	1,026,000
HCA, Inc.:
4.75% 5/1/23		360,000	360,468
5.875% 3/15/22		620,000	664,950
5.875% 5/1/23		340,000	345,100
6.5% 2/15/20		895,000	988,975
7.25% 9/15/20		1,000,000	1,107,500
7.5% 2/15/22		180,000	201,600
8.5% 4/15/19		1,000,000	1,125,000
HealthSouth Corp.:
5.75% 11/1/24		100,000	101,250
7.75% 9/15/22		270,000	296,325
Hologic, Inc. 6.25% 8/1/20 (f)		180,000	190,800
IMS Health, Inc. 6% 11/1/20 (f)		95,000	96,663
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)		125,000	128,275
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		25,000	28,188
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,588
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	200,000	257,934
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		375,000	363,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 360,000	$ 388,800
6.75% 10/15/22		250,000	273,750
7.5% 2/15/20		300,000	330,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	100,000	131,883
Radiation Therapy Services, Inc. 8.875% 1/15/17		360,000	348,300
Rural/Metro Corp. 10.125% 7/15/19 (f)		110,000	101,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		110,000	118,250
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)		60,000	59,700
Teleflex, Inc. 6.875% 6/1/19		40,000	42,800
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)		135,000	133,988
6.25% 11/1/18		85,000	92,013
6.75% 2/1/20 (f)		145,000	143,913
9.25% 2/1/15		300,000	338,250
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		190,000	199,975
6.75% 8/15/21 (f)		185,000	196,563
7% 10/1/20 (f)		90,000	96,863
7.25% 7/15/22 (f)		25,000	27,063
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (f)		360,000	372,600
VPI Escrow Corp. 6.375% 10/15/20 (f)		340,000	357,850
VWR Funding, Inc. 7.25% 9/15/17 (f)		340,000	345,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		30,000	27,900
			15,354,013
Homebuilders/Real Estate - 3.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	104,380
9.875% 3/20/17 (Reg. S)		200,000	217,500
10% 11/14/16 (Reg. S)		400,000	430,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,750
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	194,466
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		300,000	333,750
11.75% 9/10/14		200,000	220,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		500,000	516,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		$ 200,000	$ 209,500
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		400,000	395,020
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	99,875
Kaisa Group Holdings Ltd.:
12.875% 9/18/17		200,000	204,602
13.5% 4/28/15		300,000	312,000
KB Home:
7.5% 9/15/22		245,000	265,213
8% 3/15/20		45,000	50,175
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	438,392
Longfor Properties Co. Ltd.:
6.875% 10/18/19		200,000	201,206
9.5% 4/7/16 (Reg. S)		400,000	441,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	212,999
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,967
Odebrecht Finance Ltd. 7.5% (f)(g)		300,000	321,000
Realogy Corp. 9% 1/15/20 (f)		125,000	140,463
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	111,978
13% 3/10/16 (Reg. S)		100,000	52,000
Ryland Group, Inc. 5.375% 10/1/22		55,000	55,550
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		400,000	405,000
9.65% 8/3/17		300,000	318,103
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	213,127
SM Investments Corp. 4.25% 10/17/19		300,000	303,670
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	208,585
Theta Capital Pte Ltd. 7% 5/16/19		200,000	207,650
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	414,000
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	200,983
13.5% 12/15/15 (Reg. S)		100,000	107,062
			8,144,216
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	49,163
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	170,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
5.875% 6/15/19		$ 10,000	$ 11,000
6% 10/1/21		60,000	69,600
			300,163
Insurance - 0.7%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	291,012
Hub International Ltd. 8.125% 10/15/18 (f)		225,000	231,750
ING Verzekeringen NV 2.088% 6/21/21 (i)	EUR	150,000	188,648
MAPFRE SA 5.921% 7/24/37 (i)	EUR	50,000	48,606
Nippon Life Insurance Co. 5% 10/18/42 (Reg. S) (i)		200,000	206,333
USI Holdings Corp. 9.75% 5/15/15 (f)		935,000	949,025
			1,915,374
Leisure - 0.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		500,000	531,250
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (f)		75,000	81,000
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	200,000	257,934
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	337,576
			1,207,760
Metals/Mining - 2.4%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	52,200
6.25% 6/1/21		35,000	30,538
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)		235,000	213,850
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	315,375
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,500
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	234,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	418,900
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (f)		100,000	130,477
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	190,000
6.375% 2/1/16 (f)		540,000	540,000
6.875% 2/1/18 (f)		60,000	58,050
6.875% 4/1/22 (f)		200,000	188,000
7% 11/1/15 (f)		225,000	227,250
8.25% 11/1/19 (f)		605,000	608,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 75,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	208,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	408,000
New Gold, Inc. 7% 4/15/20 (f)		40,000	42,248
Novelis, Inc. 8.75% 12/15/20		400,000	442,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)		120,000	126,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	552,500
Vedanta Resources PLC:
6.75% 6/7/16 (f)		200,000	204,000
6.75% 6/7/16 (Reg. S)		200,000	204,000
8.25% 6/7/21 (f)		200,000	205,500
8.75% 1/15/14 (Reg. S)		400,000	420,000
9.5% 7/18/18 (Reg. S)		100,000	108,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	159,000
			6,447,163
Paper - 0.6%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		45,000	45,563
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	132,207
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	95,915
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	133,179
7.25% 11/15/17 (Reg. S)	EUR	210,000	290,564
7.75% 11/15/19 (Reg. S)	EUR	120,000	171,092
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (f)		545,000	572,250
11.75% 1/15/19 (f)		184,000	119,600
			1,560,370
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA:
10.5% 1/31/17	EUR	2,500	2,074
10.5% 1/31/17 (Reg. S)	EUR	100,000	82,954
Sheridan Group, Inc. 12.5% 4/15/14		97,262	80,728
			165,756
Railroad - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Railroad - continued
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	100,000	$ 115,357
4.25% 12/13/21	EUR	400,000	321,445
			660,802
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	111,300
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	574,375
			685,675
Services - 0.7%
Algeco Scotsman Global Finance PLC 9% 10/15/18 (Reg. S)	EUR	100,000	132,531
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)		300,000	307,110
Audatex North America, Inc. 6.75% 6/15/18 (f)		215,000	230,588
Bakercorp International, Inc. 8.25% 6/1/19		25,000	24,813
Iron Mountain, Inc. 5.75% 8/15/24		125,000	124,688
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)		335,000	329,975
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	312,802
Sotheby's 5.25% 10/1/22 (f)		245,000	248,675
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (f)		155,000	156,163
9.625% 6/15/18 pay-in-kind (i)		90,000	95,175
			1,962,520
Shipping - 0.3%
HDTFS, Inc.:
5.875% 10/15/20 (f)		150,000	151,500
6.25% 10/15/22 (f)		105,000	106,313
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,500
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,050
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	118,250
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		115,000	116,581
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	201,600
			726,794
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - 0.7%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		$ 500,000	$ 478,750
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		600,000	634,740
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		220,000	207,350
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17 (f)		235,000	239,700
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		140,000	145,600
6.375% 8/15/22 (f)		120,000	125,100
			1,831,240
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,950
Claire's Stores, Inc. 9% 3/15/19 (f)		560,000	586,600
Dollar General Corp. 4.125% 7/15/17		185,000	193,325
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		155,000	152,288
Limited Brands, Inc. 5.625% 2/15/22		250,000	268,750
Sally Holdings LLC 6.875% 11/15/19		35,000	38,896
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)		190,000	191,663
Sonic Automotive, Inc. 7% 7/15/22 (f)		105,000	112,875
			1,566,347
Technology - 1.9%
Avaya, Inc. 7% 4/1/19 (f)		405,000	364,500
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	142,763
China Automation Group Ltd. 7.75% 4/20/16		200,000	170,292
Emdeon, Inc. 11% 12/31/19		60,000	68,850
First Data Corp. 6.75% 11/1/20 (f)		790,000	790,000
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		285,000	307,800
Infor US, Inc. 9.375% 4/1/19		85,000	93,500
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	632,500
NCR Corp. 5% 7/15/22 (f)		140,000	143,150
Nuance Communications, Inc. 5.375% 8/15/20 (f)		80,000	81,600
NXP BV/NXP Funding LLC 2.96% 10/15/13 (i)	EUR	205,176	265,274
Rexel SA 7% 12/17/18	EUR	200,000	282,561
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	307,500
7.5% 8/12/15 (Reg. S)		200,000	212,500
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)(h)		295,000	297,581
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	288,363
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		$ 400,000	$ 417,000
13.375% 10/15/19 (f)		220,000	227,150
			5,092,884
Telecommunications - 6.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (c)		375,000	262,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	45,563
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		295,000	314,175
14.75% 12/1/16 (f)		675,000	847,125
Clearwire Escrow Corp. 12% 12/1/15 (f)		20,000	21,200
Digicel Group Ltd.:
7% 2/15/20 (f)		200,000	210,000
8.25% 9/1/17 (f)		300,000	321,750
8.25% 9/30/20 (f)		525,000	564,375
10.5% 4/15/18 (f)		400,000	442,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	146,465
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		235,500	240,190
Frontier Communications Corp.:
7.125% 1/15/23		255,000	271,575
8.5% 4/15/20		750,000	858,750
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	761,475
Indosat Palapa Co. BV 7.375% 7/29/20		400,000	454,000
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	222,500
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		350,000	347,813
7.25% 10/15/20 (f)		495,000	524,700
7.5% 4/1/21		2,470,000	2,655,250
j2 Global, Inc. 8% 8/1/20 (f)		115,000	118,738
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		55,000	57,888
Level 3 Financing, Inc.:
7% 6/1/20 (f)		180,000	182,700
10% 2/1/18		200,000	222,500
Nextel Communications, Inc.:
5.95% 3/15/14		45,000	45,056
7.375% 8/1/15		101,000	101,126
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 7.625% 4/1/21		$ 190,000	$ 150,100
OTE PLC:
4.625% 5/20/16	EUR	400,000	406,991
5% 8/5/13	EUR	50,000	62,215
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	199,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	221,901
5% 11/4/19	EUR	50,000	62,089
5.875% 4/17/18	EUR	200,000	258,971
SBA Communications Corp. 5.625% 10/1/19 (f)		245,000	250,807
Sprint Capital Corp.:
6.875% 11/15/28		110,000	112,475
6.9% 5/1/19		815,000	886,313
8.75% 3/15/32		35,000	41,300
Sprint Nextel Corp.:
7% 8/15/20		735,000	806,663
9% 11/15/18 (f)		505,000	623,675
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	200,000	278,024
8.5% 12/31/18 (Reg. S)	EUR	100,000	140,036
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	133,503
6.375% 11/15/20 (Reg. S)	EUR	300,000	403,427
6.75% 8/15/24 (Reg. S)	EUR	100,000	133,827
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		95,000	99,038
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		400,000	390,000
7.375% 2/15/18	EUR	350,000	441,177
7.375% 2/15/18 (Reg. S)	EUR	250,000	303,785
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	272,644	286,106
Windstream Corp. 7.5% 6/1/22		500,000	530,000
			17,461,337
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA:
8.375% 11/1/19 (f)		230,000	233,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Albea Beauty Holdings SA: - continued
8.75% 11/1/19 (Reg. S)	EUR	100,000	$ 132,531
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	199,000
			564,981
TOTAL NONCONVERTIBLE BONDS			190,370,642
TOTAL CORPORATE BONDS (Cost $182,582,722)			190,878,341
Government Obligations - 9.3%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	199,500
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,568
Barbados - 0.0%
Barbados Government 7% 8/4/22 (f)		100,000	101,500
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	197,500
8.95% 1/26/18		100,000	98,750
TOTAL BELARUS			296,250
Belize - 0.1%
Belize Government 8.5% 2/20/29 (c)(f)		400,000	160,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (f)		150,000	174,750
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		200,000	200,500
Brazil - 0.7%
Brazilian Federative Republic:
7.125% 1/20/37		225,000	338,063
10.125% 5/15/27		300,000	543,000
12.25% 3/6/30		300,000	618,000
12.75% 1/15/20		200,000	343,000
TOTAL BRAZIL			1,842,063
Government Obligations - continued
		Principal Amount (d)	Value
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (f)		$ 100,000	$ 116,500
Colombia - 0.4%
Colombian Republic:
8.125% 5/21/24		145,000	214,600
10.375% 1/28/33		130,000	238,550
11.75% 2/25/20		325,000	525,688
TOTAL COLOMBIA			978,838
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		190,000	159,600
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (f)		230,000	252,425
6.375% 3/24/21 (f)		200,000	227,000
6.625% 7/14/20 (f)		100,000	115,130
TOTAL CROATIA			594,555
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (f)		250,000	252,500
El Salvador - 0.0%
El Salvador Republic 7.375% 12/1/19 (f)		100,000	116,500
Germany - 0.4%
German Federal Republic 1.5% 3/15/13	EUR	750,000	977,284
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (f)		100,000	116,000
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (f)		200,000	228,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		470,000	481,186
7.625% 3/29/41		110,000	129,800
TOTAL HUNGARY			610,986
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (f)		125,000	130,781
5.875% 5/11/22 (f)		100,000	109,750
TOTAL ICELAND			240,531
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - 0.3%
Indonesian Republic:
7.75% 1/17/38 (f)		$ 325,000	$ 491,985
8.5% 10/12/35 (f)		100,000	160,250
10.375% 5/4/14		100,000	113,000
11.625% 3/4/19 (f)		100,000	152,000
TOTAL INDONESIA			917,235
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	233,750
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (c)(e)		200,000	179,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (f)		200,000	220,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	263,575
11.625% 5/11/16 (Reg. S)		325,000	396,500
TOTAL LEBANON			660,075
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (f)		150,000	179,625
7.375% 2/11/20 (f)		125,000	158,906
TOTAL LITHUANIA			338,531
Mexico - 0.5%
United Mexican States:
5.125% 1/15/20		200,000	239,000
5.75% 10/12/10		150,000	177,000
6.05% 1/11/40		250,000	332,500
6.75% 9/27/34		350,000	493,500
11.375% 9/15/16		100,000	138,750
TOTAL MEXICO			1,380,750
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	223,320
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	279,375
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (f)		$ 225,000	$ 258,188
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		100,000	143,500
9.375% 4/1/29		150,000	257,250
TOTAL PANAMA			400,750
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	146,250
8.75% 11/21/33		270,000	469,800
TOTAL PERU			616,050
Philippines - 0.6%
Philippine Republic:
6.5% 1/20/20		365,000	466,762
7.75% 1/14/31		400,000	618,000
10.625% 3/16/25		360,000	632,700
TOTAL PHILIPPINES			1,717,462
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	87,150
Qatar - 0.1%
State of Qatar 5.75% 1/20/42 (f)		250,000	321,250
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (f)		246,000	284,130
Russia - 1.0%
Russian Federation:
5.625% 4/4/42 (f)		400,000	482,000
7.5% 3/31/30 (Reg. S)		775,000	980,375
11% 7/24/18 (Reg. S)		250,000	366,250
12.75% 6/24/28 (Reg. S)		400,000	789,000
TOTAL RUSSIA			2,617,625
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (f)		200,000	242,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (f)		420,833	416,625
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (f)		200,000	214,000
Government Obligations - continued
		Principal Amount (d)	Value
Slovenia - 0.1%
Republic of Slovenia 5.5% 10/26/22 (f)		$ 400,000	$ 399,000
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	110,250
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	221,000
6.25% 10/4/20 (f)		100,000	112,500
TOTAL SRI LANKA			333,500
Turkey - 1.0%
Turkish Republic:
6.75% 5/30/40		300,000	385,875
7% 3/11/19		175,000	214,375
7% 6/5/20		350,000	437,500
7.375% 2/5/25		175,000	229,031
7.5% 7/14/17		175,000	211,750
8% 2/14/34		300,000	429,750
11.875% 1/15/30		350,000	665,000
TOTAL TURKEY			2,573,281
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (f)		150,000	156,555
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	232,500
Venezuela - 0.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		1,500	44,250
7.75% 10/13/19 (Reg. S)		110,000	95,425
11.75% 10/21/26 (Reg. S)		375,000	375,938
11.95% 8/5/31 (Reg. S)		500,000	506,250
12.75% 8/23/22		190,000	202,825
TOTAL VENEZUELA			1,224,688
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	201,400
TOTAL GOVERNMENT OBLIGATIONS (Cost $22,453,611)			24,615,365
Common Stocks - 0.0%
	Shares	Value
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	$ 49,756
Publishing/Printing - 0.0%
Seat Pagine Gialle SpA (a)	543,750	5,497
TOTAL COMMON STOCKS (Cost $65,434)		55,253
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.6%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	203,100
Electric Utilities - 0.4%
PPL Corp. 9.50%	20,000	1,086,600
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (f)	400	379,250
TOTAL CONVERTIBLE PREFERRED STOCKS		1,668,950
Nonconvertible Preferred Stocks - 1.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	680,640
U.S. Bancorp Series F, 6.50%	4,054	119,877
		800,517
Diversified Financial Services - 0.7%
Affiliated Managers Group, Inc. 6.375%	4,991	127,919
Discover Financial Services Series B, 6.50%	14,490	362,250
GMAC Capital Trust I Series 2, 8.125%	50,000	1,307,000
		1,797,169
Homebuilders/Real Estate - 0.3%
Annaly Capital Management, Inc. Series D, 7.50% (a)	28,389	722,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,320,186
TOTAL PREFERRED STOCKS (Cost $4,745,103)		4,989,136
Floating Rate Loans - 8.9%
	Principal Amount (d)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.711% 3/23/14 (i)	$ 685,211	668,081
Floating Rate Loans - continued
	Principal Amount (d)	Value
Broadcasting - 0.2%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	$ 335,000	$ 279,725
Univision Communications, Inc. term loan 4.462% 3/31/17 (i)	327,776	322,859
		602,584
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (i)	179,550	184,937
Cable TV - 0.2%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 0% 9/12/19 (i)	20,000	20,150
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (i)	40,000	40,200
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)	413,963	417,067
		477,417
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (i)	620,000	627,750
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (i)	35,000	35,525
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (i)	25,000	25,094
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (i)	19,950	20,125
		708,494
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 10/31/18 (i)	15,000	15,019
Electric Utilities - 0.4%
Calpine Corp. Tranche B 3LN, term loan 4.5% 10/9/19 (i)	320,000	320,800
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (i)	1,000,000	653,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (i)	14,775	14,868
		989,418
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	258,996	259,320
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	185,108	187,884
Floating Rate Loans - continued
	Principal Amount (d)	Value
Energy - continued
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (i)	$ 85,000	$ 85,744
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	189,525	190,473
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (i)	300,000	299,625
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	65,325
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	45,000	45,450
		1,133,821
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	85,000	86,063
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (i)	742,462	748,031
Gaming - 0.4%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	76,500
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4607% 1/28/18 (i)	1,000,000	892,500
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)	65,000	65,085
		1,034,085
Healthcare - 0.2%
Genesis HealthCare Corp. Tranche B, term loan 9/27/17	390,000	374,400
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (i)	74,438	75,368
		449,768
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4643% 10/10/16 (i)	163,827	162,599
term loan 4.464% 10/10/16 (i)	1,418,982	1,415,434
		1,578,033
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (i)	456,250	459,672
Tranche 2nd LN, term loan 9% 5/24/19 (i)	345,541	358,085
Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	155,000	155,977
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	310,000	328,600
		1,302,334
Floating Rate Loans - continued
	Principal Amount (d)	Value
Leisure - 0.4%
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (i)	$ 995,000	$ 985,050
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (i)	19,900	20,099
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (i)	298,500	301,485
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (i)	84,575	85,632
		387,117
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (i)	58,349	58,495
Steel - 0.2%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (i)	55,000	55,275
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	380,000	378,575
		433,850
Super Retail - 0.8%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (i)	40,000	40,450
Tranche 2LN, term loan 9.75% 3/26/20 (i)	20,000	20,500
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (i)	952,952	960,099
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	165,000	164,390
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (i)	120,000	121,575
Serta Simmons Holdings, LLC Tranche B, term loan 5.4334% 10/1/19 (i)	230,000	229,425
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (i)	496,212	496,857
		2,033,296
Technology - 2.1%
Avaya, Inc. term loan 3.1769% 10/27/14 (i)	197,385	191,464
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (i)	981,047	992,132
First Data Corp. term loan 4.2107% 3/24/18 (i)	2,300,000	2,205,125
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	21,153	20,968
Floating Rate Loans - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 270,000
Tranche B 1LN, term loan 5.5% 10/24/19 (i)	150,000	150,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	280,000	282,800
NXP BV:
term loan 4.5% 3/4/17 (i)	554,687	560,234
Tranche A 2LN, term loan 5.5% 3/4/17 (i)	113,850	116,127
Tranche A6, term loan 5.25% 3/19/19 (i)	855,845	864,403
		5,653,253
Telecommunications - 1.5%
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (i)	35,000	35,088
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (i)	148,875	149,619
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (i)	904,145	840,855
Genesys SA Tranche B, term loan 6.75% 1/31/19 (i)	44,775	45,391
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (i)	184,668	186,053
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (i)	710,000	713,550
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (i)	483,788	484,997
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	312,748
term loan 6.875% 8/11/15	1,117,538	1,133,330
		3,901,631
TOTAL FLOATING RATE LOANS (Cost $22,949,525)		23,450,876
Preferred Securities - 2.1%

Banks & Thrifts - 1.5%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	400,000	400,541
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	203,775
Banque Federative du Credit Mutuel SA 4.471% (g)(i)	150,000	164,187
Barclays Bank PLC 4.75% (g)(i)	30,000	26,033
BNP Paribas SA 5.019% (g)(i)	50,000	56,675
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	116,691
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance: - continued
6.117% (g)(i)	$ 500,000	$ 489,508
Credit Agricole SA 7.875% (g)(i)	400,000	500,966
Intesa Sanpaolo SpA 8.047% (g)(i)	350,000	408,600
Lloyds TSB Bank PLC 6.35% (g)(i)	400,000	432,793
Natixis SA 6.307% (g)(i)	150,000	142,301
OTP Bank PLC 5.875% (g)(i)	60,000	54,541
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	100,000	102,551
Societe Generale:
4.196% (g)(i)	473,000	457,396
6.999% (g)(i)	200,000	239,412
7.756% (g)(i)	50,000	58,875
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	121,322
		3,976,167
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (g)(i)	395,000	407,289
Fortis Hybrid Financing SA 5.125% (g)(i)	50,000	46,808
UBS AG 4.28% (g)(i)	250,000	305,590
		759,687
Electric Utilities - 0.0%
RWE AG 4.625% (g)(i)	100,000	132,124
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	204,695
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (g)(i)	200,000	206,557
Insurance - 0.1%
Aviva PLC:
4.7291% (g)(i)	50,000	62,280
5.7% (g)(i)	200,000	242,413
		304,693
TOTAL PREFERRED SECURITIES (Cost $5,181,480)		5,583,923
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $12,657,745)	12,657,745	$ 12,657,745
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $250,635,620)		262,230,639
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,996,822
NET ASSETS - 100%		$ 264,227,461
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,266,531 or 24.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,091
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,597	$ 208,597	$ -	$ -
Energy	379,250	-	379,250	-
Financials	3,369,942	2,327,052	1,042,890	-
Utilities	1,086,600	1,086,600	-	-
Corporate Bonds	190,878,341	-	190,878,341	-
Government Obligations	24,615,365	-	24,615,365	-
Floating Rate Loans	23,450,876	-	23,450,876	-
Preferred Securities	5,583,923	-	5,583,923	-
Money Market Funds	12,657,745	12,657,745	-	-
Total Investments in Securities:	$ 262,230,639	$ 16,279,994	$ 245,950,645	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	54.6%
Netherlands	5.3%
Cayman Islands	4.4%
Luxembourg	4.3%
United Kingdom	3.1%
France	2.5%
Germany	2.2%
Venezuela	1.8%
Bermuda	1.5%
Ireland	1.4%
Indonesia	1.3%
Philippines	1.1%
Turkey	1.1%
Australia	1.1%
Russia	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $237,977,875)	$ 249,572,894
Fidelity Central Funds (cost $12,657,745)	12,657,745
Total Investments (cost $250,635,620)		$ 262,230,639
Cash		1,516,610
Foreign currency held at value (cost $442,643)		442,643
Receivable for investments sold		2,452,395
Receivable for fund shares sold		986,015
Dividends receivable		20,301
Interest receivable		4,177,074
Distributions receivable from Fidelity Central Funds		2,097
Receivable from investment adviser for expense reductions		642
Other receivables		1,511
Total assets		271,829,927

Liabilities
Payable for investments purchased Regular delivery	$ 5,845,634
Delayed delivery	766,242
Payable for fund shares redeemed	659,630
Distributions payable	90,343
Accrued management fee	156,925
Distribution and service plan fees payable	7,083
Other affiliated payables	37,587
Other payables and accrued expenses	39,022
Total liabilities		7,602,466

Net Assets		$ 264,227,461
Net Assets consist of:
Paid in capital		$ 250,674,604
Undistributed net investment income		1,037,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		905,357
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,610,331
Net Assets		$ 264,227,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,382,074 ÷ 735,310 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class T: Net Asset Value and redemption price per share ($3,584,192 ÷ 357,007 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class C: Net Asset Value and offering price per share ($4,659,805 ÷ 464,147 shares)A	$ 10.04

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($242,773,416 ÷ 24,181,843 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,827,974 ÷ 580,507 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 357,333
Interest		8,034,248
Income from Fidelity Central Funds		12,091
Total income		8,403,672

Expenses
Management fee	$ 882,882
Transfer agent fees	153,386
Distribution and service plan fees	57,225
Accounting fees and expenses	63,932
Custodian fees and expenses	11,526
Independent trustees' compensation	863
Registration fees	35,579
Audit	28,910
Legal	768
Miscellaneous	547
Total expenses before reductions	1,235,618
Expense reductions	(1,440)	1,234,178
Net investment income (loss)		7,169,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,648
Foreign currency transactions	(13,269)
Total net realized gain (loss)		933,379
Change in net unrealized appreciation (depreciation) on: Investment securities	6,072,152
Assets and liabilities in foreign currencies	13,740
Total change in net unrealized appreciation (depreciation)		6,085,892
Net gain (loss)		7,019,271
Net increase (decrease) in net assets resulting from operations		$ 14,188,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,169,494	$ 6,704,813
Net realized gain (loss)	933,379	(422,698)
Change in net unrealized appreciation (depreciation)	6,085,892	5,524,439
Net increase (decrease) in net assets resulting from operations	14,188,765	11,806,554
Distributions to shareholders from net investment income	(6,405,528)	(6,036,946)
Share transactions - net increase (decrease)	17,985,659	232,610,907
Redemption fees	19,205	58,845
Total increase (decrease) in net assets	25,788,101	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,037,169 and undistributed net investment income of $276,966, respectively)	$ 264,227,461	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.476
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24% A	1.38% A
Expenses net of fee waivers, if any	1.24% A	1.25% A
Expenses net of all reductions	1.24% A	1.25% A
Net investment income (loss)	5.57% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,382	$ 10,102
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.477
Net realized and unrealized gain (loss)	.268	(.318) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.26% A	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.25% A	1.25% A
Net investment income (loss)	5.56% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,584	$ 9,362
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.236	.407
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.504	.090
Distributions from net investment income	(.205)	(.354)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.26%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.03% A	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	2.00% A
Net investment income (loss)	4.81% A	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,660	$ 9,878
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.287	.495
Net realized and unrealized gain (loss)	.269	(.312) G
Total from investment operations	.556	.183
Distributions from net investment income	(.257)	(.447)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.82%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.95% A	1.07% A
Expenses net of fee waivers, if any	.95% A	1.00% A
Expenses net of all reductions	.95% A	1.00% A
Net investment income (loss)	5.87% A	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,773	$ 197,480
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.285	.499
Net realized and unrealized gain (loss)	.268	(.317) G
Total from investment operations	.553	.182
Distributions from net investment income	(.254)	(.446)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.79%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	1.13% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	5.81% A	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,828	$ 11,617
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. TheFund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,198,527
Gross unrealized depreciation	(2,869,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,329,145

Tax cost	$ 249,901,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $72,038,610 and $51,609,695, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,462	$ 8,172
Class T	-%	.25%	8,589	7,904
Class C	.75%	.25%	38,174	34,229
			$ 57,225	$ 50,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,412
Class T	358
Class C*	133
$ 1,903

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,711.16
Class T	6,022.18
Class C	7,143.19
Fidelity Global High Income Fund	125,869.12
Institutional Class	7,641.17
	$ 153,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $344 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.25%	447
Class C	2.00%	909
Institutional Class	1.00%	57
		$ 1,413

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012 A
From net investment income
Class A	$ 206,908	$ 402,965
Class T	170,591	387,723
Class C	160,663	336,670
Fidelity Global High Income Fund	5,626,009	4,456,971
Institutional Class	241,357	452,617
Total	$ 6,405,528	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class A
Shares sold	340,537	1,008,044	$ 3,383,892	$ 10,024,439
Reinvestment of distributions	20,018	41,780	195,185	398,734
Shares redeemed	(662,591)	(12,478)	(6,544,449)	(116,852)
Net increase (decrease)	(302,036)	1,037,346	$ (2,965,372)	$ 10,306,321

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class T
Shares sold	26,825	921,272	$ 265,911	$ 9,193,674
Reinvestment of distributions	17,310	40,469	168,550	386,240
Shares redeemed	(648,469)	(400)	(6,409,394)	(3,622)
Net increase (decrease)	(604,334)	961,341	$ (5,974,933)	$ 9,576,292
Class C
Shares sold	82,838	984,643	$ 814,804	$ 9,801,675
Reinvestment of distributions	16,049	35,061	156,334	334,568
Shares redeemed	(649,046)	(5,398)	(6,414,565)	(51,628)
Net increase (decrease)	(550,159)	1,014,306	$ (5,443,427)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	5,944,481	23,708,542	$ 58,313,015	$ 223,736,089
Reinvestment of distributions	533,059	434,668	5,216,893	4,160,533
Shares redeemed	(2,573,697)	(3,865,210)	(25,102,518)	(36,979,231)
Net increase (decrease)	3,903,843	20,278,000	$ 38,427,390	$ 190,917,391
Institutional Class
Shares sold	62,275	1,200,015	$ 611,054	$ 11,782,075
Reinvestment of distributions	20,598	44,896	200,608	428,550
Shares redeemed	(695,302)	(51,975)	(6,869,661)	(484,337)
Net increase (decrease)	(612,429)	1,192,936	$ (6,057,999)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and below the median of its ASPG for the period. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GHI-USAN-1212
1.926251.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.24%
Actual		$ 1,000.00	$ 1,056.60	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.60	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,052.60	$ 10.35
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.95%
Actual		$ 1,000.00	$ 1,058.20	$ 4.93
Hypothetical A		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.3	3.8
International Lease Finance Corp.	2.7	3.0
Ally Financial Inc.	1.9	1.7
HCA, Inc.	1.8	1.7
Intelsat Jackson Holdings SA	1.4	1.3
	11.1
Top Five Countries as of October 31, 2012
(excludes short term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.0	50.1
Netherlands	5.3	4.5
Cayman Islands	4.4	3.9
Luxembourg	4.3	4.2
United Kingdom	3.1	3.6
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.2	8.6
Telecommunications	8.1	7.9
Banks & Thrifts	7.8	6.2
Electric Utilities	7.5	8.0
Diversified Financial Services	7.3	8.3
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
AAA,AA,A 1.5%	AAA,AA,A 2.1%
BBB 11.6%	BBB 8.8%
BB 31.8%	BB 32.7%
B 34.6%	B 35.2%
CCC,CC,C 9.0%	CCC,CC,C 9.0%
D 0.1%	D 0.0%†
Not Rated 3.9%	Not Rated 4.1%
Equities 1.9%	Equities 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 5.6%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Corporate Bonds 72.2%		Corporate Bonds 72.6%
	Government Obligations 9.3%		Government Obligations 10.2%
	Stocks 1.9%		Stocks 1.6%
	Preferred Securities 2.1%		Preferred Securities 1.5%
	Floating Rate Loans 8.9%		Floating Rate Loans 7.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	45.4%	** Foreign investments	43.8%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 48,281
Homebuilders/Real Estate - 0.1%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	161,329
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	500,000	80,595
Massey Energy Co. 3.25% 8/1/15		230,000	217,494
			298,089
TOTAL CONVERTIBLE BONDS			507,699
Nonconvertible Bonds - 72.0%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	285,713
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	258,967
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,676
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,308
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		150,000	150,375
Delphi Corp. 6.125% 5/15/21		800,000	884,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	282,626
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	622,152
7.625% 9/15/14	EUR	50,000	68,627
7.75% 10/17/16	EUR	250,000	330,628
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	702,764
Ford Motor Co.:
6.625% 10/1/28		5,000	5,686
7.45% 7/16/31		250,000	316,250
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,765,475
4.25% 2/3/17		870,000	927,486
5.875% 8/2/21		765,000	880,823
General Motors Acceptance Corp. 8% 11/1/31		300,000	357,307
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,095,000	1,125,113
6.75% 6/1/18		245,000	273,175
GT 2005 Bonds BV 8% 7/21/14 (i)		300,000	299,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)		$ 15,000	$ 14,250
Penske Automotive Group, Inc. 5.75% 10/1/22 (f)		225,000	229,500
Renault SA 4.375% 5/24/13	EUR	100,000	131,318
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	291,631
			16,036,100
Banks & Thrifts - 6.0%
Access Finance BV 7.25% 7/25/17 (f)		200,000	209,500
Akbank T.A.S. 3.875% 10/24/17 (f)		150,000	148,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	236,900
4.625% 6/26/15		305,000	316,857
5.5% 2/15/17		600,000	634,500
7.5% 9/15/20		2,065,000	2,434,119
8% 3/15/20		185,000	220,631
8.3% 2/12/15		500,000	560,125
Banco Espirito Santo SA 5.875% 11/9/15	EUR	200,000	258,362
Bank of Baroda (London) 5% 8/24/16		200,000	209,835
Bank of East Asia Ltd.:
6.375% 5/4/22 (i)		200,000	224,454
8.5% (g)(i)		100,000	112,080
BDO Unibank, Inc. 4.5% 2/16/17		600,000	626,131
Caja Madrid SA 4% 2/3/25	EUR	100,000	96,563
Canara Bank 6.365% 11/28/21 (i)		250,000	252,310
Commerzbank AG:
6.375% 3/22/19	EUR	50,000	63,997
7.75% 3/16/21	EUR	100,000	129,032
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	550,000	588,128
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	204,500
GMAC LLC:
6.75% 12/1/14		1,150,000	1,236,250
8% 11/1/31		1,595,000	1,894,063
HBOS PLC:
4.5% 3/18/30 (i)	EUR	350,000	354,715
4.875% 3/20/15	EUR	200,000	263,386
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		700,000	707,000
Industrial Senior Trust 5.5% 11/1/22 (f)		100,000	101,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	162,829
LBG Capital No.1 PLC 6.439% 5/23/20	EUR	100,000	120,542
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (g)(i)		$ 200,000	$ 240,412
PKO Finance AB 4.63% 9/26/22 (f)		350,000	361,375
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	135,714
6.875% 3/19/20 (Reg. S)	EUR	150,000	209,385
RBS Capital Trust C 4.243% (g)(i)	EUR	300,000	244,972
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (g)(i)		100,000	109,062
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	263,963
SBB Capital Corp. 6.62% (g)(i)		300,000	304,280
State Bank of India 6.439% (g)(i)		400,000	380,346
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	197,882
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	130,011
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (f)		200,000	219,250
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		600,000	634,500
			15,797,461
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21		5,000	5,663
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	400,510
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	467,500
Mood Media Corp. 9.25% 10/15/20 (f)		190,000	192,375
Polish Television Holding BV 11.25% 5/15/17 (e)	EUR	210,000	284,440
			1,350,488
Building Materials - 1.8%
Associated Materials LLC 9.125% 11/1/17		65,000	64,188
CEMEX Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	160,000	220,864
CEMEX SA de CV 5.3623% 9/30/15 (f)(i)		345,000	337,479
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	202,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	412,000
10.5% 4/27/17 (Reg. S)		200,000	217,500
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	77,612	100,597
HD Supply, Inc. 8.125% 4/15/19 (f)		330,000	363,000
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	376,532
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
HeidelbergCement Finance AG: - continued
8.5% 10/31/19	EUR	300,000	$ 464,709
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	159,102
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)		40,000	43,050
Lafarge SA 8.875% 11/24/16	EUR	600,000	925,451
Nortek, Inc. 8.5% 4/15/21 (f)		120,000	130,200
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	451,553
USG Corp. 7.875% 3/30/20 (f)		105,000	114,450
West China Cement Ltd. 7.5% 1/25/16		200,000	178,500
			4,761,925
Cable TV - 2.9%
Cablevision Systems Corp. 5.875% 9/15/22		375,000	372,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	478,125
6.625% 1/31/22		240,000	261,000
7.375% 6/1/20		95,000	106,286
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		200,000	214,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		616,712	662,965
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	139,336
DISH DBS Corp. 5.875% 7/15/22		325,000	340,844
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,047,500
Kabel Deutschland GmbH 6.5% 7/31/17 (Reg. S)	EUR	200,000	277,065
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	300,000	415,092
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	366,486
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 9/15/22 (Reg. S)	EUR	100,000	127,509
7.5% 3/15/19 (Reg. S)	EUR	400,000	567,714
8.125% 12/1/17 (Reg. S)	EUR	320,000	446,913
9.5% 3/15/21 (Reg. S)	EUR	200,000	292,930
9.625% 12/1/19 (Reg S.)	EUR	100,000	144,521
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	66,752
9.75% 4/15/18 (Reg. S)	EUR	389,000	536,976
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	287,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		$ 150,000	$ 163,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,875
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,252
			7,618,754
Capital Goods - 0.7%
Anixter International, Inc. 5.625% 5/1/19		80,000	84,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	141,728
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (g)(i)		300,000	313,935
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,741
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	103,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	278,672
Wendel SA:
4.375% 8/9/17	EUR	250,000	328,898
4.875% 11/4/14	EUR	150,000	202,153
5.875% 9/17/19	EUR	100,000	133,665
Zoomlion HK SPV Co. Ltd. 6.875% 4/5/17 (Reg. S)		200,000	213,597
			2,000,889
Chemicals - 1.1%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	216,272
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	105,213
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	506,843
8.5% 2/15/16 (f)		370,000	357,050
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	120,218
Kinove German Bondco GmbH:
9.625% 6/15/18 (f)		357,000	392,700
10% 6/15/18 (Reg. S)	EUR	180,000	251,972
LyondellBasell Industries NV 6% 11/15/21		200,000	231,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		415,000	405,663
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	309,000
			2,895,931
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (f)		190,000	191,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,938
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15		$ 100,000	$ 101,250
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	157,875
			478,963
Containers - 2.2%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	111,858	141,571
11.125% 6/1/18 pay-in-kind (f)		223,716	231,546
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	455,921
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		700,000	752,500
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		455,000	477,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)		200,000	215,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		200,000	209,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	69,225
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	200,000	281,265
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	213,606
Rexam PLC 6.75% 6/29/67 (i)	EUR	125,000	166,816
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		825,000	836,344
6.875% 2/15/21		500,000	531,250
7.75% 10/15/16	EUR	200,000	269,599
7.875% 8/15/19		250,000	271,250
8.25% 2/15/21		250,000	245,625
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		135,000	144,450
			5,788,002
Diversified Financial Services - 6.0%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	293,250
BNP Paribas Capital Trust VI 5.868% (g)(i)	EUR	119,000	148,072
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	236,042	153,321
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	142,414
Cabot Financial SA (Luxembourg) 10.375% 10/1/19 (Reg. S)	GBP	150,000	254,166
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 340,000	$ 346,800
4.75% 2/15/15 (f)		1,095,000	1,133,325
5% 8/15/22		270,000	279,450
5.25% 3/15/18		365,000	387,813
5.375% 5/15/20		330,000	351,450
5.5% 2/15/19 (f)		575,000	613,094
Deutsche Boerse AG 7.5% 6/13/38 (i)	EUR	100,000	134,152
Eileme 2 AB:
11.625% 1/31/20 (f)		220,000	246,400
11.75% 1/31/20 (Reg. S)	EUR	200,000	290,597
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,741
Ford Credit Europe PLC:
7.125% 1/15/13	EUR	200,000	262,333
7.25% 7/15/13	EUR	150,000	202,434
9.375% 1/17/14	EUR	100,000	142,070
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	210,948
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		725,000	779,375
8% 1/15/18 (f)		125,000	134,375
International Lease Finance Corp.:
4.875% 4/1/15		180,000	186,300
5.625% 9/20/13		766,000	788,023
5.75% 5/15/16		120,000	126,900
5.875% 5/1/13		1,580,000	1,613,575
5.875% 4/1/19		530,000	561,492
6.25% 5/15/19		640,000	689,761
8.25% 12/15/20		940,000	1,104,500
8.625% 9/15/15		975,000	1,092,000
8.625% 1/15/22		985,000	1,190,619
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	232,270
Numericable Finance & Co. SCA:
8.0646% 10/15/18 (Reg. S) (i)	EUR	100,000	128,403
8.75% 2/15/19 (Reg. S)	EUR	100,000	132,207
12.375% 2/15/19 (Reg. S)	EUR	100,000	149,381
Qtel International Finance Ltd. 5% 10/19/25 (f)		200,000	226,260
SLM Corp.:
8% 3/25/20		145,000	167,113
8.45% 6/15/18		30,000	35,653
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	186,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	$ 351,581
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	137,392
8.75% 12/1/18 (Reg. S)	EUR	100,000	124,430
			15,861,762
Diversified Media - 0.8%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	696,300
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20		65,000	61,263
7.625% 3/15/20		465,000	442,913
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
National CineMedia LLC:
6% 4/15/22 (f)		300,000	316,500
7.875% 7/15/21		35,000	37,842
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (f)		235,000	233,825
WMG Acquisition Corp.:
6% 1/15/21 (f)		65,000	65,406
6.25% 1/15/21 (Reg. S)	EUR	100,000	129,615
9.5% 6/15/16		15,000	16,481
			2,058,445
Electric Utilities - 6.7%
Atlantic Power Corp. 9% 11/15/18		60,000	65,100
Bhira Investments Ltd. 8.5% 4/27/71 (i)		200,000	202,693
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		500,000	533,750
Calpine Corp. 7.875% 1/15/23 (f)		710,000	781,000
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	516,135
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		80,000	86,800
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	44,174
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,473,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		60,000	61,650
10% 12/1/20		390,000	436,800
11.75% 3/1/22 (f)		2,230,000	2,179,825
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		180,000	193,950
9.375% 5/1/20 (f)		565,000	625,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 55,000	$ 62,700
9.875% 10/15/20		385,000	432,163
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	180,813
9% 6/30/17 (f)		700,000	663,250
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	452,968
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		600,000	715,500
8% 8/7/19 (f)		275,000	349,250
8% 8/7/19 (Reg. S)		100,000	127,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	194,250
NRG Energy, Inc. 6.625% 3/15/23 (f)		405,000	417,150
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	386,250
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,192,084
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		400,000	451,000
Puget Energy, Inc.:
5.625% 7/15/22 (f)		120,000	130,421
6% 9/1/21		1,045,000	1,174,214
RRI Energy, Inc. 7.625% 6/15/14		540,000	577,800
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	432,520
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		35,000	25,025
The AES Corp.:
7.375% 7/1/21		35,000	39,113
8% 10/15/17		300,000	343,500
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	200,000	261,840
TXU Corp.:
5.55% 11/15/14		80,000	46,400
6.5% 11/15/24		225,000	88,313
6.55% 11/15/34		1,015,000	385,700
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	268,303
			17,598,342
Energy - 8.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	90,950
7% 5/20/22		180,000	193,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		$ 979,000	$ 1,047,530
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)		480,000	72,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	211,260
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	311,550
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	520,000
6.125% 7/15/22		170,000	179,350
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		65,000	61,913
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	390,975
Continental Resources, Inc. 8.25% 10/1/19		300,000	336,000
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		115,000	114,138
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	148,875
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	63,835
4.625% 6/13/16	EUR	100,000	128,967
4.75% 9/26/16	EUR	400,000	515,868
5.75% 9/21/17	EUR	200,000	265,063
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,125
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		110,000	113,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	711,750
Forest Oil Corp.:
7.25% 6/15/19		215,000	218,225
7.5% 9/15/20 (f)		225,000	230,063
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)		40,000	41,600
Halcon Resources Corp. 8.875% 5/15/21 (f)(h)		135,000	137,025
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	83,200
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,240
Israel Electric Corp. Ltd. 6.7% 2/10/17 (f)		200,000	218,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		275,000	326,563
7% 5/5/20 (f)		100,000	122,750
9.125% 7/2/18 (f)		100,000	130,000
11.75% 1/23/15 (f)		225,000	269,730
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (f)		285,000	309,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	435,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19		$ 335,000	$ 338,350
Magnum Hunter Resources Corp. 9.75% 5/15/20 (f)		175,000	179,375
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		75,000	78,563
6.25% 6/15/22		105,000	114,450
MIE Holdings Corp. 9.75% 5/12/16		400,000	424,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,999
MRC Global, Inc. 9.5% 12/15/16		150,000	162,150
Offshore Group Investment Ltd.:
7.5% 11/1/19 (f)		930,000	920,700
11.5% 8/1/15		630,000	694,575
Oil States International, Inc. 6.5% 6/1/19		30,000	31,875
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		150,000	178,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		765,000	803,250
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	569,250
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	599,625
5.5% 4/12/37		750,000	453,750
8.5% 11/2/17 (f)		895,000	801,025
12.75% 2/17/22 (f)		1,450,000	1,482,625
Petroleos Mexicanos:
5.5% 1/21/21		450,000	529,200
6.625% (f)(g)		200,000	214,500
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		150,000	198,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		300,000	318,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	186,388
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	139,880
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,575
PT Pertamina Persero:
5.25% 5/23/21 (f)		525,000	584,063
5.25% 5/23/21 (Reg. S)		400,000	444,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (f)		135,000	140,063
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		$ 195,000	$ 203,288
Sabine Pass LNG LP 6.5% 11/1/20 (f)		225,000	228,375
SandRidge Energy, Inc.:
7.5% 3/15/21 (f)		110,000	114,675
7.5% 2/15/23 (f)		295,000	306,063
Santos Finance Ltd. 8.25% 9/22/70 (i)	EUR	350,000	474,067
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		287,000	307,090
7.5% 10/1/18 (f)		245,000	263,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (f)		80,000	85,400
Tesoro Corp.:
4.25% 10/1/17		100,000	103,750
5.375% 10/1/22		110,000	114,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		35,000	36,225
Unit Corp.:
6.625% 5/15/21		100,000	102,750
6.625% 5/15/21 (f)		550,000	565,125
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,713
6% 1/15/22		85,000	90,950
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		150,000	164,625
			22,977,922
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,538
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (f)		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		145,000	157,800
Tervita Corp. 9.75% 11/1/19 (f)		165,000	163,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	255,990
			689,890
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		135,000	141,750
FPC Finance Ltd. 6% 6/28/19		200,000	219,852
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	80,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,026,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
8% 8/15/20		$ 750,000	$ 861,750
9.25% 3/15/20		155,000	158,100
10.375% 7/15/16		870,000	917,850
			3,405,952
Food/Beverage/Tobacco - 0.6%
Agrokor d.d.:
8.875% 2/1/20 (f)		200,000	208,000
9.125% 2/1/20 (Reg. S)	EUR	300,000	400,024
9.875% 5/1/19 (Reg. S)	EUR	100,000	138,364
Constellation Brands, Inc. 4.625% 3/1/23		85,000	86,700
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	287,263
Post Holdings, Inc. 7.375% 2/15/22 (f)		170,000	181,475
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	150,000	206,088
			1,507,914
Gaming - 1.3%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	147,148
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	41,000
Caesars Operating Escrow LLC/Caesars Escrow Corp. 8.5% 2/15/20 (f)		700,000	689,500
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,000
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	143,775
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		300,000	340,500
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (f)		315,000	338,625
13% 11/15/13		500,000	557,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,126	1,171
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,625
Station Casinos LLC 3.66% 6/18/18 (e)(f)		715,000	611,325
			3,453,969
Healthcare - 5.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.:
5.125% 8/15/18		$ 160,000	$ 166,000
7.125% 7/15/20		160,000	169,200
8% 11/15/19		210,000	228,375
DaVita, Inc.:
5.75% 8/15/22		155,000	161,975
6.625% 11/1/20		300,000	321,000
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (f)		20,000	21,500
9.875% 4/15/18 (f)		75,000	74,063
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	47,700
Eurofins Scientific SA 8.081% (g)(i)	EUR	300,000	396,194
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	407,834
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	421,897
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		445,000	469,475
5.875% 1/31/22 (f)		625,000	664,063
6.5% 9/15/18 (f)		20,000	22,224
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,298
HCA Holdings, Inc. 7.75% 5/15/21		950,000	1,026,000
HCA, Inc.:
4.75% 5/1/23		360,000	360,468
5.875% 3/15/22		620,000	664,950
5.875% 5/1/23		340,000	345,100
6.5% 2/15/20		895,000	988,975
7.25% 9/15/20		1,000,000	1,107,500
7.5% 2/15/22		180,000	201,600
8.5% 4/15/19		1,000,000	1,125,000
HealthSouth Corp.:
5.75% 11/1/24		100,000	101,250
7.75% 9/15/22		270,000	296,325
Hologic, Inc. 6.25% 8/1/20 (f)		180,000	190,800
IMS Health, Inc. 6% 11/1/20 (f)		95,000	96,663
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)		125,000	128,275
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		25,000	28,188
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,588
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	200,000	257,934
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		375,000	363,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 360,000	$ 388,800
6.75% 10/15/22		250,000	273,750
7.5% 2/15/20		300,000	330,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	100,000	131,883
Radiation Therapy Services, Inc. 8.875% 1/15/17		360,000	348,300
Rural/Metro Corp. 10.125% 7/15/19 (f)		110,000	101,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		110,000	118,250
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)		60,000	59,700
Teleflex, Inc. 6.875% 6/1/19		40,000	42,800
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)		135,000	133,988
6.25% 11/1/18		85,000	92,013
6.75% 2/1/20 (f)		145,000	143,913
9.25% 2/1/15		300,000	338,250
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		190,000	199,975
6.75% 8/15/21 (f)		185,000	196,563
7% 10/1/20 (f)		90,000	96,863
7.25% 7/15/22 (f)		25,000	27,063
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (f)		360,000	372,600
VPI Escrow Corp. 6.375% 10/15/20 (f)		340,000	357,850
VWR Funding, Inc. 7.25% 9/15/17 (f)		340,000	345,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		30,000	27,900
			15,354,013
Homebuilders/Real Estate - 3.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	104,380
9.875% 3/20/17 (Reg. S)		200,000	217,500
10% 11/14/16 (Reg. S)		400,000	430,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,750
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	194,466
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		300,000	333,750
11.75% 9/10/14		200,000	220,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		500,000	516,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		$ 200,000	$ 209,500
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		400,000	395,020
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	99,875
Kaisa Group Holdings Ltd.:
12.875% 9/18/17		200,000	204,602
13.5% 4/28/15		300,000	312,000
KB Home:
7.5% 9/15/22		245,000	265,213
8% 3/15/20		45,000	50,175
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	438,392
Longfor Properties Co. Ltd.:
6.875% 10/18/19		200,000	201,206
9.5% 4/7/16 (Reg. S)		400,000	441,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	212,999
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,967
Odebrecht Finance Ltd. 7.5% (f)(g)		300,000	321,000
Realogy Corp. 9% 1/15/20 (f)		125,000	140,463
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	111,978
13% 3/10/16 (Reg. S)		100,000	52,000
Ryland Group, Inc. 5.375% 10/1/22		55,000	55,550
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		400,000	405,000
9.65% 8/3/17		300,000	318,103
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	213,127
SM Investments Corp. 4.25% 10/17/19		300,000	303,670
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	208,585
Theta Capital Pte Ltd. 7% 5/16/19		200,000	207,650
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	414,000
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	200,983
13.5% 12/15/15 (Reg. S)		100,000	107,062
			8,144,216
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	49,163
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	170,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
5.875% 6/15/19		$ 10,000	$ 11,000
6% 10/1/21		60,000	69,600
			300,163
Insurance - 0.7%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	291,012
Hub International Ltd. 8.125% 10/15/18 (f)		225,000	231,750
ING Verzekeringen NV 2.088% 6/21/21 (i)	EUR	150,000	188,648
MAPFRE SA 5.921% 7/24/37 (i)	EUR	50,000	48,606
Nippon Life Insurance Co. 5% 10/18/42 (Reg. S) (i)		200,000	206,333
USI Holdings Corp. 9.75% 5/15/15 (f)		935,000	949,025
			1,915,374
Leisure - 0.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		500,000	531,250
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (f)		75,000	81,000
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	200,000	257,934
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	337,576
			1,207,760
Metals/Mining - 2.4%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	52,200
6.25% 6/1/21		35,000	30,538
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)		235,000	213,850
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	315,375
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,500
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	234,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	418,900
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (f)		100,000	130,477
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	190,000
6.375% 2/1/16 (f)		540,000	540,000
6.875% 2/1/18 (f)		60,000	58,050
6.875% 4/1/22 (f)		200,000	188,000
7% 11/1/15 (f)		225,000	227,250
8.25% 11/1/19 (f)		605,000	608,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 75,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	208,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	408,000
New Gold, Inc. 7% 4/15/20 (f)		40,000	42,248
Novelis, Inc. 8.75% 12/15/20		400,000	442,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)		120,000	126,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	552,500
Vedanta Resources PLC:
6.75% 6/7/16 (f)		200,000	204,000
6.75% 6/7/16 (Reg. S)		200,000	204,000
8.25% 6/7/21 (f)		200,000	205,500
8.75% 1/15/14 (Reg. S)		400,000	420,000
9.5% 7/18/18 (Reg. S)		100,000	108,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	159,000
			6,447,163
Paper - 0.6%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		45,000	45,563
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	132,207
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	95,915
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	133,179
7.25% 11/15/17 (Reg. S)	EUR	210,000	290,564
7.75% 11/15/19 (Reg. S)	EUR	120,000	171,092
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (f)		545,000	572,250
11.75% 1/15/19 (f)		184,000	119,600
			1,560,370
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA:
10.5% 1/31/17	EUR	2,500	2,074
10.5% 1/31/17 (Reg. S)	EUR	100,000	82,954
Sheridan Group, Inc. 12.5% 4/15/14		97,262	80,728
			165,756
Railroad - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Railroad - continued
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	100,000	$ 115,357
4.25% 12/13/21	EUR	400,000	321,445
			660,802
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	111,300
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	574,375
			685,675
Services - 0.7%
Algeco Scotsman Global Finance PLC 9% 10/15/18 (Reg. S)	EUR	100,000	132,531
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)		300,000	307,110
Audatex North America, Inc. 6.75% 6/15/18 (f)		215,000	230,588
Bakercorp International, Inc. 8.25% 6/1/19		25,000	24,813
Iron Mountain, Inc. 5.75% 8/15/24		125,000	124,688
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)		335,000	329,975
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	312,802
Sotheby's 5.25% 10/1/22 (f)		245,000	248,675
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (f)		155,000	156,163
9.625% 6/15/18 pay-in-kind (i)		90,000	95,175
			1,962,520
Shipping - 0.3%
HDTFS, Inc.:
5.875% 10/15/20 (f)		150,000	151,500
6.25% 10/15/22 (f)		105,000	106,313
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,500
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,050
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	118,250
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		115,000	116,581
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	201,600
			726,794
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - 0.7%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		$ 500,000	$ 478,750
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		600,000	634,740
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		220,000	207,350
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17 (f)		235,000	239,700
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		140,000	145,600
6.375% 8/15/22 (f)		120,000	125,100
			1,831,240
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,950
Claire's Stores, Inc. 9% 3/15/19 (f)		560,000	586,600
Dollar General Corp. 4.125% 7/15/17		185,000	193,325
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		155,000	152,288
Limited Brands, Inc. 5.625% 2/15/22		250,000	268,750
Sally Holdings LLC 6.875% 11/15/19		35,000	38,896
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)		190,000	191,663
Sonic Automotive, Inc. 7% 7/15/22 (f)		105,000	112,875
			1,566,347
Technology - 1.9%
Avaya, Inc. 7% 4/1/19 (f)		405,000	364,500
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	142,763
China Automation Group Ltd. 7.75% 4/20/16		200,000	170,292
Emdeon, Inc. 11% 12/31/19		60,000	68,850
First Data Corp. 6.75% 11/1/20 (f)		790,000	790,000
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		285,000	307,800
Infor US, Inc. 9.375% 4/1/19		85,000	93,500
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	632,500
NCR Corp. 5% 7/15/22 (f)		140,000	143,150
Nuance Communications, Inc. 5.375% 8/15/20 (f)		80,000	81,600
NXP BV/NXP Funding LLC 2.96% 10/15/13 (i)	EUR	205,176	265,274
Rexel SA 7% 12/17/18	EUR	200,000	282,561
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	307,500
7.5% 8/12/15 (Reg. S)		200,000	212,500
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)(h)		295,000	297,581
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	288,363
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		$ 400,000	$ 417,000
13.375% 10/15/19 (f)		220,000	227,150
			5,092,884
Telecommunications - 6.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (c)		375,000	262,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	45,563
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		295,000	314,175
14.75% 12/1/16 (f)		675,000	847,125
Clearwire Escrow Corp. 12% 12/1/15 (f)		20,000	21,200
Digicel Group Ltd.:
7% 2/15/20 (f)		200,000	210,000
8.25% 9/1/17 (f)		300,000	321,750
8.25% 9/30/20 (f)		525,000	564,375
10.5% 4/15/18 (f)		400,000	442,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	146,465
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		235,500	240,190
Frontier Communications Corp.:
7.125% 1/15/23		255,000	271,575
8.5% 4/15/20		750,000	858,750
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	761,475
Indosat Palapa Co. BV 7.375% 7/29/20		400,000	454,000
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	222,500
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		350,000	347,813
7.25% 10/15/20 (f)		495,000	524,700
7.5% 4/1/21		2,470,000	2,655,250
j2 Global, Inc. 8% 8/1/20 (f)		115,000	118,738
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		55,000	57,888
Level 3 Financing, Inc.:
7% 6/1/20 (f)		180,000	182,700
10% 2/1/18		200,000	222,500
Nextel Communications, Inc.:
5.95% 3/15/14		45,000	45,056
7.375% 8/1/15		101,000	101,126
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 7.625% 4/1/21		$ 190,000	$ 150,100
OTE PLC:
4.625% 5/20/16	EUR	400,000	406,991
5% 8/5/13	EUR	50,000	62,215
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	199,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	221,901
5% 11/4/19	EUR	50,000	62,089
5.875% 4/17/18	EUR	200,000	258,971
SBA Communications Corp. 5.625% 10/1/19 (f)		245,000	250,807
Sprint Capital Corp.:
6.875% 11/15/28		110,000	112,475
6.9% 5/1/19		815,000	886,313
8.75% 3/15/32		35,000	41,300
Sprint Nextel Corp.:
7% 8/15/20		735,000	806,663
9% 11/15/18 (f)		505,000	623,675
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	200,000	278,024
8.5% 12/31/18 (Reg. S)	EUR	100,000	140,036
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	133,503
6.375% 11/15/20 (Reg. S)	EUR	300,000	403,427
6.75% 8/15/24 (Reg. S)	EUR	100,000	133,827
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		95,000	99,038
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		400,000	390,000
7.375% 2/15/18	EUR	350,000	441,177
7.375% 2/15/18 (Reg. S)	EUR	250,000	303,785
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	272,644	286,106
Windstream Corp. 7.5% 6/1/22		500,000	530,000
			17,461,337
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA:
8.375% 11/1/19 (f)		230,000	233,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Albea Beauty Holdings SA: - continued
8.75% 11/1/19 (Reg. S)	EUR	100,000	$ 132,531
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	199,000
			564,981
TOTAL NONCONVERTIBLE BONDS			190,370,642
TOTAL CORPORATE BONDS (Cost $182,582,722)			190,878,341
Government Obligations - 9.3%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	199,500
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,568
Barbados - 0.0%
Barbados Government 7% 8/4/22 (f)		100,000	101,500
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	197,500
8.95% 1/26/18		100,000	98,750
TOTAL BELARUS			296,250
Belize - 0.1%
Belize Government 8.5% 2/20/29 (c)(f)		400,000	160,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (f)		150,000	174,750
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		200,000	200,500
Brazil - 0.7%
Brazilian Federative Republic:
7.125% 1/20/37		225,000	338,063
10.125% 5/15/27		300,000	543,000
12.25% 3/6/30		300,000	618,000
12.75% 1/15/20		200,000	343,000
TOTAL BRAZIL			1,842,063
Government Obligations - continued
		Principal Amount (d)	Value
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (f)		$ 100,000	$ 116,500
Colombia - 0.4%
Colombian Republic:
8.125% 5/21/24		145,000	214,600
10.375% 1/28/33		130,000	238,550
11.75% 2/25/20		325,000	525,688
TOTAL COLOMBIA			978,838
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		190,000	159,600
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (f)		230,000	252,425
6.375% 3/24/21 (f)		200,000	227,000
6.625% 7/14/20 (f)		100,000	115,130
TOTAL CROATIA			594,555
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (f)		250,000	252,500
El Salvador - 0.0%
El Salvador Republic 7.375% 12/1/19 (f)		100,000	116,500
Germany - 0.4%
German Federal Republic 1.5% 3/15/13	EUR	750,000	977,284
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (f)		100,000	116,000
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (f)		200,000	228,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		470,000	481,186
7.625% 3/29/41		110,000	129,800
TOTAL HUNGARY			610,986
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (f)		125,000	130,781
5.875% 5/11/22 (f)		100,000	109,750
TOTAL ICELAND			240,531
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - 0.3%
Indonesian Republic:
7.75% 1/17/38 (f)		$ 325,000	$ 491,985
8.5% 10/12/35 (f)		100,000	160,250
10.375% 5/4/14		100,000	113,000
11.625% 3/4/19 (f)		100,000	152,000
TOTAL INDONESIA			917,235
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	233,750
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (c)(e)		200,000	179,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (f)		200,000	220,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	263,575
11.625% 5/11/16 (Reg. S)		325,000	396,500
TOTAL LEBANON			660,075
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (f)		150,000	179,625
7.375% 2/11/20 (f)		125,000	158,906
TOTAL LITHUANIA			338,531
Mexico - 0.5%
United Mexican States:
5.125% 1/15/20		200,000	239,000
5.75% 10/12/10		150,000	177,000
6.05% 1/11/40		250,000	332,500
6.75% 9/27/34		350,000	493,500
11.375% 9/15/16		100,000	138,750
TOTAL MEXICO			1,380,750
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	223,320
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	279,375
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (f)		$ 225,000	$ 258,188
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		100,000	143,500
9.375% 4/1/29		150,000	257,250
TOTAL PANAMA			400,750
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	146,250
8.75% 11/21/33		270,000	469,800
TOTAL PERU			616,050
Philippines - 0.6%
Philippine Republic:
6.5% 1/20/20		365,000	466,762
7.75% 1/14/31		400,000	618,000
10.625% 3/16/25		360,000	632,700
TOTAL PHILIPPINES			1,717,462
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	87,150
Qatar - 0.1%
State of Qatar 5.75% 1/20/42 (f)		250,000	321,250
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (f)		246,000	284,130
Russia - 1.0%
Russian Federation:
5.625% 4/4/42 (f)		400,000	482,000
7.5% 3/31/30 (Reg. S)		775,000	980,375
11% 7/24/18 (Reg. S)		250,000	366,250
12.75% 6/24/28 (Reg. S)		400,000	789,000
TOTAL RUSSIA			2,617,625
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (f)		200,000	242,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (f)		420,833	416,625
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (f)		200,000	214,000
Government Obligations - continued
		Principal Amount (d)	Value
Slovenia - 0.1%
Republic of Slovenia 5.5% 10/26/22 (f)		$ 400,000	$ 399,000
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	110,250
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	221,000
6.25% 10/4/20 (f)		100,000	112,500
TOTAL SRI LANKA			333,500
Turkey - 1.0%
Turkish Republic:
6.75% 5/30/40		300,000	385,875
7% 3/11/19		175,000	214,375
7% 6/5/20		350,000	437,500
7.375% 2/5/25		175,000	229,031
7.5% 7/14/17		175,000	211,750
8% 2/14/34		300,000	429,750
11.875% 1/15/30		350,000	665,000
TOTAL TURKEY			2,573,281
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (f)		150,000	156,555
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	232,500
Venezuela - 0.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		1,500	44,250
7.75% 10/13/19 (Reg. S)		110,000	95,425
11.75% 10/21/26 (Reg. S)		375,000	375,938
11.95% 8/5/31 (Reg. S)		500,000	506,250
12.75% 8/23/22		190,000	202,825
TOTAL VENEZUELA			1,224,688
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	201,400
TOTAL GOVERNMENT OBLIGATIONS (Cost $22,453,611)			24,615,365
Common Stocks - 0.0%
	Shares	Value
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	$ 49,756
Publishing/Printing - 0.0%
Seat Pagine Gialle SpA (a)	543,750	5,497
TOTAL COMMON STOCKS (Cost $65,434)		55,253
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.6%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	203,100
Electric Utilities - 0.4%
PPL Corp. 9.50%	20,000	1,086,600
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (f)	400	379,250
TOTAL CONVERTIBLE PREFERRED STOCKS		1,668,950
Nonconvertible Preferred Stocks - 1.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	680,640
U.S. Bancorp Series F, 6.50%	4,054	119,877
		800,517
Diversified Financial Services - 0.7%
Affiliated Managers Group, Inc. 6.375%	4,991	127,919
Discover Financial Services Series B, 6.50%	14,490	362,250
GMAC Capital Trust I Series 2, 8.125%	50,000	1,307,000
		1,797,169
Homebuilders/Real Estate - 0.3%
Annaly Capital Management, Inc. Series D, 7.50% (a)	28,389	722,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,320,186
TOTAL PREFERRED STOCKS (Cost $4,745,103)		4,989,136
Floating Rate Loans - 8.9%
	Principal Amount (d)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.711% 3/23/14 (i)	$ 685,211	668,081
Floating Rate Loans - continued
	Principal Amount (d)	Value
Broadcasting - 0.2%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	$ 335,000	$ 279,725
Univision Communications, Inc. term loan 4.462% 3/31/17 (i)	327,776	322,859
		602,584
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (i)	179,550	184,937
Cable TV - 0.2%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 0% 9/12/19 (i)	20,000	20,150
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (i)	40,000	40,200
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)	413,963	417,067
		477,417
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (i)	620,000	627,750
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (i)	35,000	35,525
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (i)	25,000	25,094
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (i)	19,950	20,125
		708,494
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 10/31/18 (i)	15,000	15,019
Electric Utilities - 0.4%
Calpine Corp. Tranche B 3LN, term loan 4.5% 10/9/19 (i)	320,000	320,800
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (i)	1,000,000	653,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (i)	14,775	14,868
		989,418
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	258,996	259,320
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	185,108	187,884
Floating Rate Loans - continued
	Principal Amount (d)	Value
Energy - continued
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (i)	$ 85,000	$ 85,744
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	189,525	190,473
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (i)	300,000	299,625
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	65,325
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	45,000	45,450
		1,133,821
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	85,000	86,063
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (i)	742,462	748,031
Gaming - 0.4%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	76,500
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4607% 1/28/18 (i)	1,000,000	892,500
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)	65,000	65,085
		1,034,085
Healthcare - 0.2%
Genesis HealthCare Corp. Tranche B, term loan 9/27/17	390,000	374,400
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (i)	74,438	75,368
		449,768
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4643% 10/10/16 (i)	163,827	162,599
term loan 4.464% 10/10/16 (i)	1,418,982	1,415,434
		1,578,033
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (i)	456,250	459,672
Tranche 2nd LN, term loan 9% 5/24/19 (i)	345,541	358,085
Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	155,000	155,977
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	310,000	328,600
		1,302,334
Floating Rate Loans - continued
	Principal Amount (d)	Value
Leisure - 0.4%
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (i)	$ 995,000	$ 985,050
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (i)	19,900	20,099
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (i)	298,500	301,485
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (i)	84,575	85,632
		387,117
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (i)	58,349	58,495
Steel - 0.2%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (i)	55,000	55,275
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	380,000	378,575
		433,850
Super Retail - 0.8%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (i)	40,000	40,450
Tranche 2LN, term loan 9.75% 3/26/20 (i)	20,000	20,500
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (i)	952,952	960,099
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	165,000	164,390
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (i)	120,000	121,575
Serta Simmons Holdings, LLC Tranche B, term loan 5.4334% 10/1/19 (i)	230,000	229,425
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (i)	496,212	496,857
		2,033,296
Technology - 2.1%
Avaya, Inc. term loan 3.1769% 10/27/14 (i)	197,385	191,464
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (i)	981,047	992,132
First Data Corp. term loan 4.2107% 3/24/18 (i)	2,300,000	2,205,125
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	21,153	20,968
Floating Rate Loans - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 270,000
Tranche B 1LN, term loan 5.5% 10/24/19 (i)	150,000	150,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	280,000	282,800
NXP BV:
term loan 4.5% 3/4/17 (i)	554,687	560,234
Tranche A 2LN, term loan 5.5% 3/4/17 (i)	113,850	116,127
Tranche A6, term loan 5.25% 3/19/19 (i)	855,845	864,403
		5,653,253
Telecommunications - 1.5%
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (i)	35,000	35,088
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (i)	148,875	149,619
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (i)	904,145	840,855
Genesys SA Tranche B, term loan 6.75% 1/31/19 (i)	44,775	45,391
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (i)	184,668	186,053
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (i)	710,000	713,550
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (i)	483,788	484,997
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	312,748
term loan 6.875% 8/11/15	1,117,538	1,133,330
		3,901,631
TOTAL FLOATING RATE LOANS (Cost $22,949,525)		23,450,876
Preferred Securities - 2.1%

Banks & Thrifts - 1.5%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	400,000	400,541
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	203,775
Banque Federative du Credit Mutuel SA 4.471% (g)(i)	150,000	164,187
Barclays Bank PLC 4.75% (g)(i)	30,000	26,033
BNP Paribas SA 5.019% (g)(i)	50,000	56,675
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	116,691
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance: - continued
6.117% (g)(i)	$ 500,000	$ 489,508
Credit Agricole SA 7.875% (g)(i)	400,000	500,966
Intesa Sanpaolo SpA 8.047% (g)(i)	350,000	408,600
Lloyds TSB Bank PLC 6.35% (g)(i)	400,000	432,793
Natixis SA 6.307% (g)(i)	150,000	142,301
OTP Bank PLC 5.875% (g)(i)	60,000	54,541
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	100,000	102,551
Societe Generale:
4.196% (g)(i)	473,000	457,396
6.999% (g)(i)	200,000	239,412
7.756% (g)(i)	50,000	58,875
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	121,322
		3,976,167
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (g)(i)	395,000	407,289
Fortis Hybrid Financing SA 5.125% (g)(i)	50,000	46,808
UBS AG 4.28% (g)(i)	250,000	305,590
		759,687
Electric Utilities - 0.0%
RWE AG 4.625% (g)(i)	100,000	132,124
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	204,695
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (g)(i)	200,000	206,557
Insurance - 0.1%
Aviva PLC:
4.7291% (g)(i)	50,000	62,280
5.7% (g)(i)	200,000	242,413
		304,693
TOTAL PREFERRED SECURITIES (Cost $5,181,480)		5,583,923
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $12,657,745)	12,657,745	$ 12,657,745
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $250,635,620)		262,230,639
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,996,822
NET ASSETS - 100%		$ 264,227,461
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,266,531 or 24.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,091
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,597	$ 208,597	$ -	$ -
Energy	379,250	-	379,250	-
Financials	3,369,942	2,327,052	1,042,890	-
Utilities	1,086,600	1,086,600	-	-
Corporate Bonds	190,878,341	-	190,878,341	-
Government Obligations	24,615,365	-	24,615,365	-
Floating Rate Loans	23,450,876	-	23,450,876	-
Preferred Securities	5,583,923	-	5,583,923	-
Money Market Funds	12,657,745	12,657,745	-	-
Total Investments in Securities:	$ 262,230,639	$ 16,279,994	$ 245,950,645	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	54.6%
Netherlands	5.3%
Cayman Islands	4.4%
Luxembourg	4.3%
United Kingdom	3.1%
France	2.5%
Germany	2.2%
Venezuela	1.8%
Bermuda	1.5%
Ireland	1.4%
Indonesia	1.3%
Philippines	1.1%
Turkey	1.1%
Australia	1.1%
Russia	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $237,977,875)	$ 249,572,894
Fidelity Central Funds (cost $12,657,745)	12,657,745
Total Investments (cost $250,635,620)		$ 262,230,639
Cash		1,516,610
Foreign currency held at value (cost $442,643)		442,643
Receivable for investments sold		2,452,395
Receivable for fund shares sold		986,015
Dividends receivable		20,301
Interest receivable		4,177,074
Distributions receivable from Fidelity Central Funds		2,097
Receivable from investment adviser for expense reductions		642
Other receivables		1,511
Total assets		271,829,927

Liabilities
Payable for investments purchased Regular delivery	$ 5,845,634
Delayed delivery	766,242
Payable for fund shares redeemed	659,630
Distributions payable	90,343
Accrued management fee	156,925
Distribution and service plan fees payable	7,083
Other affiliated payables	37,587
Other payables and accrued expenses	39,022
Total liabilities		7,602,466

Net Assets		$ 264,227,461
Net Assets consist of:
Paid in capital		$ 250,674,604
Undistributed net investment income		1,037,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		905,357
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,610,331
Net Assets		$ 264,227,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,382,074 ÷ 735,310 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class T: Net Asset Value and redemption price per share ($3,584,192 ÷ 357,007 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class C: Net Asset Value and offering price per share ($4,659,805 ÷ 464,147 shares)A	$ 10.04

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($242,773,416 ÷ 24,181,843 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,827,974 ÷ 580,507 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 357,333
Interest		8,034,248
Income from Fidelity Central Funds		12,091
Total income		8,403,672

Expenses
Management fee	$ 882,882
Transfer agent fees	153,386
Distribution and service plan fees	57,225
Accounting fees and expenses	63,932
Custodian fees and expenses	11,526
Independent trustees' compensation	863
Registration fees	35,579
Audit	28,910
Legal	768
Miscellaneous	547
Total expenses before reductions	1,235,618
Expense reductions	(1,440)	1,234,178
Net investment income (loss)		7,169,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,648
Foreign currency transactions	(13,269)
Total net realized gain (loss)		933,379
Change in net unrealized appreciation (depreciation) on: Investment securities	6,072,152
Assets and liabilities in foreign currencies	13,740
Total change in net unrealized appreciation (depreciation)		6,085,892
Net gain (loss)		7,019,271
Net increase (decrease) in net assets resulting from operations		$ 14,188,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,169,494	$ 6,704,813
Net realized gain (loss)	933,379	(422,698)
Change in net unrealized appreciation (depreciation)	6,085,892	5,524,439
Net increase (decrease) in net assets resulting from operations	14,188,765	11,806,554
Distributions to shareholders from net investment income	(6,405,528)	(6,036,946)
Share transactions - net increase (decrease)	17,985,659	232,610,907
Redemption fees	19,205	58,845
Total increase (decrease) in net assets	25,788,101	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,037,169 and undistributed net investment income of $276,966, respectively)	$ 264,227,461	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.476
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24% A	1.38% A
Expenses net of fee waivers, if any	1.24% A	1.25% A
Expenses net of all reductions	1.24% A	1.25% A
Net investment income (loss)	5.57% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,382	$ 10,102
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.477
Net realized and unrealized gain (loss)	.268	(.318) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.26% A	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.25% A	1.25% A
Net investment income (loss)	5.56% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,584	$ 9,362
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.236	.407
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.504	.090
Distributions from net investment income	(.205)	(.354)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.26%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.03% A	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	2.00% A
Net investment income (loss)	4.81% A	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,660	$ 9,878
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.287	.495
Net realized and unrealized gain (loss)	.269	(.312) G
Total from investment operations	.556	.183
Distributions from net investment income	(.257)	(.447)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.82%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.95% A	1.07% A
Expenses net of fee waivers, if any	.95% A	1.00% A
Expenses net of all reductions	.95% A	1.00% A
Net investment income (loss)	5.87% A	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,773	$ 197,480
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.285	.499
Net realized and unrealized gain (loss)	.268	(.317) G
Total from investment operations	.553	.182
Distributions from net investment income	(.254)	(.446)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.79%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	1.13% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	5.81% A	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,828	$ 11,617
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

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3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. TheFund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,198,527
Gross unrealized depreciation	(2,869,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,329,145

Tax cost	$ 249,901,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $72,038,610 and $51,609,695, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,462	$ 8,172
Class T	-%	.25%	8,589	7,904
Class C	.75%	.25%	38,174	34,229
			$ 57,225	$ 50,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,412
Class T	358
Class C*	133
$ 1,903

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,711.16
Class T	6,022.18
Class C	7,143.19
Fidelity Global High Income Fund	125,869.12
Institutional Class	7,641.17
	$ 153,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $344 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.25%	447
Class C	2.00%	909
Institutional Class	1.00%	57
		$ 1,413

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012 A
From net investment income
Class A	$ 206,908	$ 402,965
Class T	170,591	387,723
Class C	160,663	336,670
Fidelity Global High Income Fund	5,626,009	4,456,971
Institutional Class	241,357	452,617
Total	$ 6,405,528	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class A
Shares sold	340,537	1,008,044	$ 3,383,892	$ 10,024,439
Reinvestment of distributions	20,018	41,780	195,185	398,734
Shares redeemed	(662,591)	(12,478)	(6,544,449)	(116,852)
Net increase (decrease)	(302,036)	1,037,346	$ (2,965,372)	$ 10,306,321

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9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class T
Shares sold	26,825	921,272	$ 265,911	$ 9,193,674
Reinvestment of distributions	17,310	40,469	168,550	386,240
Shares redeemed	(648,469)	(400)	(6,409,394)	(3,622)
Net increase (decrease)	(604,334)	961,341	$ (5,974,933)	$ 9,576,292
Class C
Shares sold	82,838	984,643	$ 814,804	$ 9,801,675
Reinvestment of distributions	16,049	35,061	156,334	334,568
Shares redeemed	(649,046)	(5,398)	(6,414,565)	(51,628)
Net increase (decrease)	(550,159)	1,014,306	$ (5,443,427)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	5,944,481	23,708,542	$ 58,313,015	$ 223,736,089
Reinvestment of distributions	533,059	434,668	5,216,893	4,160,533
Shares redeemed	(2,573,697)	(3,865,210)	(25,102,518)	(36,979,231)
Net increase (decrease)	3,903,843	20,278,000	$ 38,427,390	$ 190,917,391
Institutional Class
Shares sold	62,275	1,200,015	$ 611,054	$ 11,782,075
Reinvestment of distributions	20,598	44,896	200,608	428,550
Shares redeemed	(695,302)	(51,975)	(6,869,661)	(484,337)
Net increase (decrease)	(612,429)	1,192,936	$ (6,057,999)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Notes to Financial Statements (Unaudited) - continued

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and below the median of its ASPG for the period. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHI-USAN-1212
1.926286.101

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Class A	1.24%
Actual		$ 1,000.00	$ 1,056.60	$ 6.43
Hypothetical A		$ 1,000.00	$ 1,018.95	$ 6.31
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.60	$ 6.48
Hypothetical A		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,052.60	$ 10.35
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 10.16
Fidelity Global High Income Fund	.95%
Actual		$ 1,000.00	$ 1,058.20	$ 4.93
Hypothetical A		$ 1,000.00	$ 1,020.42	$ 4.84
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Credit Co. LLC	3.3	3.8
International Lease Finance Corp.	2.7	3.0
Ally Financial Inc.	1.9	1.7
HCA, Inc.	1.8	1.7
Intelsat Jackson Holdings SA	1.4	1.3
	11.1
Top Five Countries as of October 31, 2012
(excludes short term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.0	50.1
Netherlands	5.3	4.5
Cayman Islands	4.4	3.9
Luxembourg	4.3	4.2
United Kingdom	3.1	3.6
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.2	8.6
Telecommunications	8.1	7.9
Banks & Thrifts	7.8	6.2
Electric Utilities	7.5	8.0
Diversified Financial Services	7.3	8.3
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
AAA,AA,A 1.5%	AAA,AA,A 2.1%
BBB 11.6%	BBB 8.8%
BB 31.8%	BB 32.7%
B 34.6%	B 35.2%
CCC,CC,C 9.0%	CCC,CC,C 9.0%
D 0.1%	D 0.0%†
Not Rated 3.9%	Not Rated 4.1%
Equities 1.9%	Equities 1.6%
Short-Term Investments and Net Other Assets (Liabilities) 5.6%	Short-Term Investments and Net Other Assets (Liabilities) 6.5%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Corporate Bonds 72.2%		Corporate Bonds 72.6%
	Government Obligations 9.3%		Government Obligations 10.2%
	Stocks 1.9%		Stocks 1.6%
	Preferred Securities 2.1%		Preferred Securities 1.5%
	Floating Rate Loans 8.9%		Floating Rate Loans 7.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.6%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	45.4%	** Foreign investments	43.8%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 72.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 50,000	$ 48,281
Homebuilders/Real Estate - 0.1%
Kaisa Group Holdings Ltd. 8% 12/20/15	CNY	1,000,000	161,329
Metals/Mining - 0.1%
Hidili Industry International Development Ltd. 1.5% 1/19/15	CNY	500,000	80,595
Massey Energy Co. 3.25% 8/1/15		230,000	217,494
			298,089
TOTAL CONVERTIBLE BONDS			507,699
Nonconvertible Bonds - 72.0%
Air Transportation - 0.2%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		400,000	424,000
Automotive - 6.1%
ArvinMeritor, Inc. 8.125% 9/15/15		285,000	285,713
Banque PSA Finance 8.375% 7/15/14	EUR	190,000	258,967
Conti-Gummi Finance BV:
6.5% 1/15/16 (Reg. S)	EUR	200,000	276,676
7.5% 9/15/17 (Reg. S)	EUR	400,000	556,308
Continental Rubber of America Corp. 4.5% 9/15/19 (f)		150,000	150,375
Delphi Corp. 6.125% 5/15/21		800,000	884,000
Faurecia SA 9.375% 12/15/16	EUR	200,000	282,626
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	480,000	622,152
7.625% 9/15/14	EUR	50,000	68,627
7.75% 10/17/16	EUR	250,000	330,628
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	520,000	702,764
Ford Motor Co.:
6.625% 10/1/28		5,000	5,686
7.45% 7/16/31		250,000	316,250
Ford Motor Credit Co. LLC:
3.875% 1/15/15		6,490,000	6,765,475
4.25% 2/3/17		870,000	927,486
5.875% 8/2/21		765,000	880,823
General Motors Acceptance Corp. 8% 11/1/31		300,000	357,307
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,095,000	1,125,113
6.75% 6/1/18		245,000	273,175
GT 2005 Bonds BV 8% 7/21/14 (i)		300,000	299,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Automotive - continued
International Automotive Components Group SA 9.125% 6/1/18 (f)		$ 15,000	$ 14,250
Penske Automotive Group, Inc. 5.75% 10/1/22 (f)		225,000	229,500
Renault SA 4.375% 5/24/13	EUR	100,000	131,318
Schaeffler Finance BV 8.75% 2/15/19 (Reg. S)	EUR	200,000	291,631
			16,036,100
Banks & Thrifts - 6.0%
Access Finance BV 7.25% 7/25/17 (f)		200,000	209,500
Akbank T.A.S. 3.875% 10/24/17 (f)		150,000	148,500
Ally Financial, Inc.:
4.5% 2/11/14		230,000	236,900
4.625% 6/26/15		305,000	316,857
5.5% 2/15/17		600,000	634,500
7.5% 9/15/20		2,065,000	2,434,119
8% 3/15/20		185,000	220,631
8.3% 2/12/15		500,000	560,125
Banco Espirito Santo SA 5.875% 11/9/15	EUR	200,000	258,362
Bank of Baroda (London) 5% 8/24/16		200,000	209,835
Bank of East Asia Ltd.:
6.375% 5/4/22 (i)		200,000	224,454
8.5% (g)(i)		100,000	112,080
BDO Unibank, Inc. 4.5% 2/16/17		600,000	626,131
Caja Madrid SA 4% 2/3/25	EUR	100,000	96,563
Canara Bank 6.365% 11/28/21 (i)		250,000	252,310
Commerzbank AG:
6.375% 3/22/19	EUR	50,000	63,997
7.75% 3/16/21	EUR	100,000	129,032
Fortis Banque SA 4.625% (Reg. S) (g)(i)	EUR	550,000	588,128
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	204,500
GMAC LLC:
6.75% 12/1/14		1,150,000	1,236,250
8% 11/1/31		1,595,000	1,894,063
HBOS PLC:
4.5% 3/18/30 (i)	EUR	350,000	354,715
4.875% 3/20/15	EUR	200,000	263,386
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (i)		700,000	707,000
Industrial Senior Trust 5.5% 11/1/22 (f)		100,000	101,000
Kazkommerts International BV 6.875% 2/13/17	EUR	150,000	162,829
LBG Capital No.1 PLC 6.439% 5/23/20	EUR	100,000	120,542
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
Mizuho Capital Investment (USD) 2 Ltd. 14.95% (Reg. S) (g)(i)		$ 200,000	$ 240,412
PKO Finance AB 4.63% 9/26/22 (f)		350,000	361,375
Rabobank Nederland:
4.375% 1/22/14	EUR	100,000	135,714
6.875% 3/19/20 (Reg. S)	EUR	150,000	209,385
RBS Capital Trust C 4.243% (g)(i)	EUR	300,000	244,972
Resona Preferred Global Securities (Cayman) Ltd. 7.191% (Reg. S) (g)(i)		100,000	109,062
Rizal Commercial Banking Corp. 5.25% 1/31/17		250,000	263,963
SBB Capital Corp. 6.62% (g)(i)		300,000	304,280
State Bank of India 6.439% (g)(i)		400,000	380,346
Trade & Development Bank of Mongolia LLC 8.5% 9/20/15		200,000	197,882
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	130,011
Vnesheconombank Via VEB Finance PLC 5.375% 2/13/17 (f)		200,000	219,250
Woori Bank 6.208% 5/2/67 (Reg. S) (i)		600,000	634,500
			15,797,461
Broadcasting - 0.5%
AMC Networks, Inc. 7.75% 7/15/21		5,000	5,663
Central European Media Enterprises Ltd. 11.625% 9/15/16 (Reg. S)	EUR	300,000	400,510
Clear Channel Communications, Inc. 5.5% 9/15/14		500,000	467,500
Mood Media Corp. 9.25% 10/15/20 (f)		190,000	192,375
Polish Television Holding BV 11.25% 5/15/17 (e)	EUR	210,000	284,440
			1,350,488
Building Materials - 1.8%
Associated Materials LLC 9.125% 11/1/17		65,000	64,188
CEMEX Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	160,000	220,864
CEMEX SA de CV 5.3623% 9/30/15 (f)(i)		345,000	337,479
China Liansu Group Holdings Ltd. 7.875% 5/13/16 (Reg. S)		200,000	202,750
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		400,000	412,000
10.5% 4/27/17 (Reg. S)		200,000	217,500
Grohe Holding GmbH 8.625% 10/1/14 (Reg. S)	EUR	77,612	100,597
HD Supply, Inc. 8.125% 4/15/19 (f)		330,000	363,000
HeidelbergCement Finance AG:
8% 1/31/17	EUR	250,000	376,532
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Building Materials - continued
HeidelbergCement Finance AG: - continued
8.5% 10/31/19	EUR	300,000	$ 464,709
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	159,102
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(i)		40,000	43,050
Lafarge SA 8.875% 11/24/16	EUR	600,000	925,451
Nortek, Inc. 8.5% 4/15/21 (f)		120,000	130,200
Ply Gem Industries, Inc. 8.25% 2/15/18		423,000	451,553
USG Corp. 7.875% 3/30/20 (f)		105,000	114,450
West China Cement Ltd. 7.5% 1/25/16		200,000	178,500
			4,761,925
Cable TV - 2.9%
Cablevision Systems Corp. 5.875% 9/15/22		375,000	372,188
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		450,000	478,125
6.625% 1/31/22		240,000	261,000
7.375% 6/1/20		95,000	106,286
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		200,000	214,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		616,712	662,965
Cyfrowy Polsat Finance AB 7.125% 5/20/18 (Reg. S)	EUR	100,000	139,336
DISH DBS Corp. 5.875% 7/15/22		325,000	340,844
EchoStar Communications Corp. 7% 10/1/13		1,000,000	1,047,500
Kabel Deutschland GmbH 6.5% 7/31/17 (Reg. S)	EUR	200,000	277,065
Kabel Deutschland Vertrieb und Service GmbH 6.5% 6/29/18 (Reg. S)	EUR	300,000	415,092
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	366,486
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 9/15/22 (Reg. S)	EUR	100,000	127,509
7.5% 3/15/19 (Reg. S)	EUR	400,000	567,714
8.125% 12/1/17 (Reg. S)	EUR	320,000	446,913
9.5% 3/15/21 (Reg. S)	EUR	200,000	292,930
9.625% 12/1/19 (Reg S.)	EUR	100,000	144,521
UPC Holding BV:
8% 11/1/16 (Reg. S)	EUR	50,000	66,752
9.75% 4/15/18 (Reg. S)	EUR	389,000	536,976
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		270,000	287,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		$ 150,000	$ 163,875
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	160,875
Ziggo Bond Co. BV 8% 5/15/18 (Reg. S)	EUR	100,000	142,252
			7,618,754
Capital Goods - 0.7%
Anixter International, Inc. 5.625% 5/1/19		80,000	84,000
Franz Haniel & Compagnie GmbH 6.25% 2/8/18	EUR	100,000	141,728
Hutchison Whampoa International 10 Ltd. 6% (Reg. S) (g)(i)		300,000	313,935
ISS Holdings A/S 8.875% 5/15/16 (Reg. S)	EUR	150,000	200,741
Noble Group Ltd. 8.5% 5/30/13 (Reg. S)		100,000	103,500
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	200,000	278,672
Wendel SA:
4.375% 8/9/17	EUR	250,000	328,898
4.875% 11/4/14	EUR	150,000	202,153
5.875% 9/17/19	EUR	100,000	133,665
Zoomlion HK SPV Co. Ltd. 6.875% 4/5/17 (Reg. S)		200,000	213,597
			2,000,889
Chemicals - 1.1%
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	216,272
China Lumena New Materials Corp. 12% 10/27/14 (Reg. S)		100,000	105,213
INEOS Group Holdings PLC:
7.875% 2/15/16	EUR	410,000	506,843
8.5% 2/15/16 (f)		370,000	357,050
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	100,000	120,218
Kinove German Bondco GmbH:
9.625% 6/15/18 (f)		357,000	392,700
10% 6/15/18 (Reg. S)	EUR	180,000	251,972
LyondellBasell Industries NV 6% 11/15/21		200,000	231,000
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		415,000	405,663
Rockwood Specialties Group, Inc. 4.625% 10/15/20		300,000	309,000
			2,895,931
Consumer Products - 0.2%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (f)		190,000	191,900
Prestige Brands, Inc. 8.125% 2/1/20		25,000	27,938
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp. 11.25% 3/15/15		$ 100,000	$ 101,250
Revlon Consumer Products Corp. 9.75% 11/15/15		150,000	157,875
			478,963
Containers - 2.2%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	111,858	141,571
11.125% 6/1/18 pay-in-kind (f)		223,716	231,546
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	350,000	455,921
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		700,000	752,500
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		455,000	477,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (f)		200,000	215,000
7.375% 10/15/17 (Reg. S)	EUR	100,000	137,392
9.125% 10/15/20 (f)		200,000	209,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	69,225
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	200,000	281,265
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	160,000	213,606
Rexam PLC 6.75% 6/29/67 (i)	EUR	125,000	166,816
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		825,000	836,344
6.875% 2/15/21		500,000	531,250
7.75% 10/15/16	EUR	200,000	269,599
7.875% 8/15/19		250,000	271,250
8.25% 2/15/21		250,000	245,625
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		135,000	144,450
			5,788,002
Diversified Financial Services - 6.0%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	293,250
BNP Paribas Capital Trust VI 5.868% (g)(i)	EUR	119,000	148,072
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	236,042	153,321
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	142,414
Cabot Financial SA (Luxembourg) 10.375% 10/1/19 (Reg. S)	GBP	150,000	254,166
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 340,000	$ 346,800
4.75% 2/15/15 (f)		1,095,000	1,133,325
5% 8/15/22		270,000	279,450
5.25% 3/15/18		365,000	387,813
5.375% 5/15/20		330,000	351,450
5.5% 2/15/19 (f)		575,000	613,094
Deutsche Boerse AG 7.5% 6/13/38 (i)	EUR	100,000	134,152
Eileme 2 AB:
11.625% 1/31/20 (f)		220,000	246,400
11.75% 1/31/20 (Reg. S)	EUR	200,000	290,597
Eksportfinans A/S 4.75% 6/11/13	EUR	100,000	131,741
Ford Credit Europe PLC:
7.125% 1/15/13	EUR	200,000	262,333
7.25% 7/15/13	EUR	150,000	202,434
9.375% 1/17/14	EUR	100,000	142,070
GMAC International Finance BV 7.5% 4/21/15	EUR	150,000	210,948
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
8% 1/15/18		725,000	779,375
8% 1/15/18 (f)		125,000	134,375
International Lease Finance Corp.:
4.875% 4/1/15		180,000	186,300
5.625% 9/20/13		766,000	788,023
5.75% 5/15/16		120,000	126,900
5.875% 5/1/13		1,580,000	1,613,575
5.875% 4/1/19		530,000	561,492
6.25% 5/15/19		640,000	689,761
8.25% 12/15/20		940,000	1,104,500
8.625% 9/15/15		975,000	1,092,000
8.625% 1/15/22		985,000	1,190,619
International Personal Finance PLC 11.5% 8/6/15	EUR	160,000	232,270
Numericable Finance & Co. SCA:
8.0646% 10/15/18 (Reg. S) (i)	EUR	100,000	128,403
8.75% 2/15/19 (Reg. S)	EUR	100,000	132,207
12.375% 2/15/19 (Reg. S)	EUR	100,000	149,381
Qtel International Finance Ltd. 5% 10/19/25 (f)		200,000	226,260
SLM Corp.:
8% 3/25/20		145,000	167,113
8.45% 6/15/18		30,000	35,653
TMD Friction Finance SA 10.75% 5/15/17	EUR	125,000	186,322
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
UPCB Finance Ltd. 7.625% 1/15/20 (Reg. S)	EUR	250,000	$ 351,581
Verisure Holding AB:
8.75% 9/1/18 (Reg. S)	EUR	100,000	137,392
8.75% 12/1/18 (Reg. S)	EUR	100,000	124,430
			15,861,762
Diversified Media - 0.8%
Block Communications, Inc. 7.25% 2/1/20 (f)		660,000	696,300
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20		65,000	61,263
7.625% 3/15/20		465,000	442,913
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
National CineMedia LLC:
6% 4/15/22 (f)		300,000	316,500
7.875% 7/15/21		35,000	37,842
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (f)		235,000	233,825
WMG Acquisition Corp.:
6% 1/15/21 (f)		65,000	65,406
6.25% 1/15/21 (Reg. S)	EUR	100,000	129,615
9.5% 6/15/16		15,000	16,481
			2,058,445
Electric Utilities - 6.7%
Atlantic Power Corp. 9% 11/15/18		60,000	65,100
Bhira Investments Ltd. 8.5% 4/27/71 (i)		200,000	202,693
Calpine Construction Finance Co. LP 8% 6/1/16 (f)		500,000	533,750
Calpine Corp. 7.875% 1/15/23 (f)		710,000	781,000
China Resources Power East Foundation Co. Ltd. 7.25% (g)(i)		500,000	516,135
Dolphin Subsidiary II, Inc. 6.5% 10/15/16		80,000	86,800
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (f)		37,000	44,174
Energy Future Holdings Corp. 10% 1/15/20		2,290,000	2,473,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		60,000	61,650
10% 12/1/20		390,000	436,800
11.75% 3/1/22 (f)		2,230,000	2,179,825
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (f)		180,000	193,950
9.375% 5/1/20 (f)		565,000	625,738
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 55,000	$ 62,700
9.875% 10/15/20		385,000	432,163
InterGen NV:
8.5% 6/30/17 (Reg. S)	EUR	150,000	180,813
9% 6/30/17 (f)		700,000	663,250
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		400,000	452,968
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		600,000	715,500
8% 8/7/19 (f)		275,000	349,250
8% 8/7/19 (Reg. S)		100,000	127,000
Mirant Americas Generation LLC 9.125% 5/1/31		185,000	194,250
NRG Energy, Inc. 6.625% 3/15/23 (f)		405,000	417,150
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	386,250
NV Energy, Inc. 6.25% 11/15/20		1,000,000	1,192,084
Perusahaan Listrik Negara PT 5.5% 11/22/21 (Reg. S)		400,000	451,000
Puget Energy, Inc.:
5.625% 7/15/22 (f)		120,000	130,421
6% 9/1/21		1,045,000	1,174,214
RRI Energy, Inc. 7.625% 6/15/14		540,000	577,800
Star Energy Geothermal Wayang Windu Ltd. 11.5% 2/12/15 (Reg. S)		400,000	432,520
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (f)		35,000	25,025
The AES Corp.:
7.375% 7/1/21		35,000	39,113
8% 10/15/17		300,000	343,500
Tokyo Electric Power Co. 4.5% 3/24/14	EUR	200,000	261,840
TXU Corp.:
5.55% 11/15/14		80,000	46,400
6.5% 11/15/24		225,000	88,313
6.55% 11/15/34		1,015,000	385,700
Viridian Group FundCo II 11.125% 4/1/17 (Reg. S)	EUR	200,000	268,303
			17,598,342
Energy - 8.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20		85,000	90,950
7% 5/20/22		180,000	193,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18		$ 979,000	$ 1,047,530
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)		480,000	72,000
Bill Barrett Corp. 7.625% 10/1/19		200,000	211,260
Chesapeake Energy Corp. 6.775% 3/15/19		310,000	311,550
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		500,000	520,000
6.125% 7/15/22		170,000	179,350
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		65,000	61,913
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	390,975
Continental Resources, Inc. 8.25% 10/1/19		300,000	336,000
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		115,000	114,138
Edgen Murray Corp. 8.75% 11/1/20 (f)		150,000	148,875
EDP Finance BV:
3.25% 3/16/15	EUR	50,000	63,835
4.625% 6/13/16	EUR	100,000	128,967
4.75% 9/26/16	EUR	400,000	515,868
5.75% 9/21/17	EUR	200,000	265,063
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,125
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		110,000	113,575
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		730,000	711,750
Forest Oil Corp.:
7.25% 6/15/19		215,000	218,225
7.5% 9/15/20 (f)		225,000	230,063
Gulfmark Offshore, Inc. 6.375% 3/15/22 (f)		40,000	41,600
Halcon Resources Corp. 8.875% 5/15/21 (f)(h)		135,000	137,025
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	83,200
Indo Integrated Energy II BV 9.75% 11/5/16 (Reg. S)		200,000	219,240
Israel Electric Corp. Ltd. 6.7% 2/10/17 (f)		200,000	218,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		275,000	326,563
7% 5/5/20 (f)		100,000	122,750
9.125% 7/2/18 (f)		100,000	130,000
11.75% 1/23/15 (f)		225,000	269,730
Kodiak Oil & Gas Corp. 8.125% 12/1/19 (f)		285,000	309,225
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		435,000	435,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19		$ 335,000	$ 338,350
Magnum Hunter Resources Corp. 9.75% 5/15/20 (f)		175,000	179,375
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		75,000	78,563
6.25% 6/15/22		105,000	114,450
MIE Holdings Corp. 9.75% 5/12/16		400,000	424,000
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	76,999
MRC Global, Inc. 9.5% 12/15/16		150,000	162,150
Offshore Group Investment Ltd.:
7.5% 11/1/19 (f)		930,000	920,700
11.5% 8/1/15		630,000	694,575
Oil States International, Inc. 6.5% 6/1/19		30,000	31,875
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		150,000	178,875
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		765,000	803,250
Pemex Project Funding Master Trust 8.625% 2/1/22		450,000	569,250
Petrohawk Energy Corp. 6.25% 6/1/19		500,000	564,375
Petroleos de Venezuela SA:
4.9% 10/28/14		650,000	599,625
5.5% 4/12/37		750,000	453,750
8.5% 11/2/17 (f)		895,000	801,025
12.75% 2/17/22 (f)		1,450,000	1,482,625
Petroleos Mexicanos:
5.5% 1/21/21		450,000	529,200
6.625% (f)(g)		200,000	214,500
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (f)		150,000	198,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		300,000	318,000
Plains Exploration & Production Co. 6.75% 2/1/22		185,000	186,388
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	139,880
Precision Drilling Corp. 6.5% 12/15/21		10,000	10,575
PT Pertamina Persero:
5.25% 5/23/21 (f)		525,000	584,063
5.25% 5/23/21 (Reg. S)		400,000	444,000
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20 (f)		135,000	140,063
Range Resources Corp. 5.75% 6/1/21		250,000	267,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Energy - continued
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23		$ 195,000	$ 203,288
Sabine Pass LNG LP 6.5% 11/1/20 (f)		225,000	228,375
SandRidge Energy, Inc.:
7.5% 3/15/21 (f)		110,000	114,675
7.5% 2/15/23 (f)		295,000	306,063
Santos Finance Ltd. 8.25% 9/22/70 (i)	EUR	350,000	474,067
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		287,000	307,090
7.5% 10/1/18 (f)		245,000	263,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (f)		80,000	85,400
Tesoro Corp.:
4.25% 10/1/17		100,000	103,750
5.375% 10/1/22		110,000	114,675
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		35,000	36,225
Unit Corp.:
6.625% 5/15/21		100,000	102,750
6.625% 5/15/21 (f)		550,000	565,125
WPX Energy, Inc.:
5.25% 1/15/17		55,000	58,713
6% 1/15/22		85,000	90,950
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		150,000	164,625
			22,977,922
Entertainment/Film - 0.0%
Cinemark USA, Inc. 7.375% 6/15/21		15,000	16,538
Environmental - 0.3%
Clean Harbors, Inc. 5.25% 8/1/20 (f)		110,000	112,750
Covanta Holding Corp. 6.375% 10/1/22		145,000	157,800
Tervita Corp. 9.75% 11/1/19 (f)		165,000	163,350
Zinc Capital SA 8.875% 5/15/18 (Reg. S)	EUR	200,000	255,990
			689,890
Food & Drug Retail - 1.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		135,000	141,750
FPC Finance Ltd. 6% 6/28/19		200,000	219,852
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		80,000	80,400
Rite Aid Corp.:
7.5% 3/1/17		1,000,000	1,026,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.: - continued
8% 8/15/20		$ 750,000	$ 861,750
9.25% 3/15/20		155,000	158,100
10.375% 7/15/16		870,000	917,850
			3,405,952
Food/Beverage/Tobacco - 0.6%
Agrokor d.d.:
8.875% 2/1/20 (f)		200,000	208,000
9.125% 2/1/20 (Reg. S)	EUR	300,000	400,024
9.875% 5/1/19 (Reg. S)	EUR	100,000	138,364
Constellation Brands, Inc. 4.625% 3/1/23		85,000	86,700
Pernod Ricard SA 4.875% 3/18/16	EUR	200,000	287,263
Post Holdings, Inc. 7.375% 2/15/22 (f)		170,000	181,475
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	150,000	206,088
			1,507,914
Gaming - 1.3%
American Casino & Entertainment Properties LLC 11% 6/15/14		142,000	147,148
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (f)		40,000	41,000
Caesars Operating Escrow LLC/Caesars Escrow Corp. 8.5% 2/15/20 (f)		700,000	689,500
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		45,000	45,000
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	143,775
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	172,800
MCE Finance Ltd. 10.25% 5/15/18		300,000	340,500
MGM Mirage, Inc.:
5.875% 2/27/14		300,000	312,000
8.625% 2/1/19 (f)		315,000	338,625
13% 11/15/13		500,000	557,500
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,126	1,171
Pinnacle Entertainment, Inc. 7.75% 4/1/22		50,000	53,625
Station Casinos LLC 3.66% 6/18/18 (e)(f)		715,000	611,325
			3,453,969
Healthcare - 5.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		195,000	205,238
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Community Health Systems, Inc.:
5.125% 8/15/18		$ 160,000	$ 166,000
7.125% 7/15/20		160,000	169,200
8% 11/15/19		210,000	228,375
DaVita, Inc.:
5.75% 8/15/22		155,000	161,975
6.625% 11/1/20		300,000	321,000
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (f)		20,000	21,500
9.875% 4/15/18 (f)		75,000	74,063
Emergency Medical Services Corp. 8.125% 6/1/19		45,000	47,700
Eurofins Scientific SA 8.081% (g)(i)	EUR	300,000	396,194
FMC Finance VII SA 5.25% 2/15/21	EUR	290,000	407,834
FMC Finance VIII SA 5.25% 7/31/19 (Reg S.)	EUR	300,000	421,897
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		445,000	469,475
5.875% 1/31/22 (f)		625,000	664,063
6.5% 9/15/18 (f)		20,000	22,224
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	152,298
HCA Holdings, Inc. 7.75% 5/15/21		950,000	1,026,000
HCA, Inc.:
4.75% 5/1/23		360,000	360,468
5.875% 3/15/22		620,000	664,950
5.875% 5/1/23		340,000	345,100
6.5% 2/15/20		895,000	988,975
7.25% 9/15/20		1,000,000	1,107,500
7.5% 2/15/22		180,000	201,600
8.5% 4/15/19		1,000,000	1,125,000
HealthSouth Corp.:
5.75% 11/1/24		100,000	101,250
7.75% 9/15/22		270,000	296,325
Hologic, Inc. 6.25% 8/1/20 (f)		180,000	190,800
IMS Health, Inc. 6% 11/1/20 (f)		95,000	96,663
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (f)		125,000	128,275
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		25,000	28,188
Kindred Healthcare, Inc. 8.25% 6/1/19		15,000	14,588
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	200,000	257,934
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (f)		375,000	363,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		$ 360,000	$ 388,800
6.75% 10/15/22		250,000	273,750
7.5% 2/15/20		300,000	330,000
Ontex IV SA 9% 4/15/19 (Reg. S)	EUR	100,000	131,883
Radiation Therapy Services, Inc. 8.875% 1/15/17		360,000	348,300
Rural/Metro Corp. 10.125% 7/15/19 (f)		110,000	101,200
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (f)		110,000	118,250
Sky Growth Acquisition Corp. 7.375% 10/15/20 (f)		60,000	59,700
Teleflex, Inc. 6.875% 6/1/19		40,000	42,800
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)		135,000	133,988
6.25% 11/1/18		85,000	92,013
6.75% 2/1/20 (f)		145,000	143,913
9.25% 2/1/15		300,000	338,250
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		190,000	199,975
6.75% 8/15/21 (f)		185,000	196,563
7% 10/1/20 (f)		90,000	96,863
7.25% 7/15/22 (f)		25,000	27,063
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19 (f)		360,000	372,600
VPI Escrow Corp. 6.375% 10/15/20 (f)		340,000	357,850
VWR Funding, Inc. 7.25% 9/15/17 (f)		340,000	345,950
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		30,000	27,900
			15,354,013
Homebuilders/Real Estate - 3.1%
Agile Property Holdings Ltd.:
8.875% 4/28/17 (Reg. S)		100,000	104,380
9.875% 3/20/17 (Reg. S)		200,000	217,500
10% 11/14/16 (Reg. S)		400,000	430,000
Central China Real Estate Ltd. 12.25% 10/20/15 (Reg. S)		100,000	109,750
China South City Holdings Ltd. 13.5% 1/14/16 (Reg. S)		200,000	194,466
Country Garden Holdings Co. Ltd.:
11.25% 4/22/17 (Reg. S)		300,000	333,750
11.75% 9/10/14		200,000	220,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		500,000	516,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Franshion Development Ltd. 6.75% 4/15/21 (Reg S.)		$ 200,000	$ 209,500
Franshion Investment Ltd. 4.7% 10/26/17 (Reg. S)		400,000	395,020
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	99,875
Kaisa Group Holdings Ltd.:
12.875% 9/18/17		200,000	204,602
13.5% 4/28/15		300,000	312,000
KB Home:
7.5% 9/15/22		245,000	265,213
8% 3/15/20		45,000	50,175
KWG Property Holding Ltd. 12.5% 8/18/17 (Reg. S)		400,000	438,392
Longfor Properties Co. Ltd.:
6.875% 10/18/19		200,000	201,206
9.5% 4/7/16 (Reg. S)		400,000	441,000
Neo-China Group (Holdings) Ltd. 9.75% 7/23/14 unit (Reg. S)		200,000	212,999
Obrascon Huarte Lain SA 7.625% 3/15/20 (Reg. S)	EUR	100,000	128,967
Odebrecht Finance Ltd. 7.5% (f)(g)		300,000	321,000
Realogy Corp. 9% 1/15/20 (f)		125,000	140,463
Renhe Commercial Holdings Co. Ltd.:
11.75% 5/18/15 (Reg. S)		200,000	111,978
13% 3/10/16 (Reg. S)		100,000	52,000
Ryland Group, Inc. 5.375% 10/1/22		55,000	55,550
Shimao Property Holdings Ltd.:
8% 12/1/16 (Reg. S)		400,000	405,000
9.65% 8/3/17		300,000	318,103
Sigma Capital Pte. Ltd. 9% 4/30/15		200,000	213,127
SM Investments Corp. 4.25% 10/17/19		300,000	303,670
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	208,585
Theta Capital Pte Ltd. 7% 5/16/19		200,000	207,650
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		400,000	414,000
Yuzhou Properties Co.:
11.75% 10/25/17 (Reg. S)		200,000	200,983
13.5% 12/15/15 (Reg. S)		100,000	107,062
			8,144,216
Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	49,163
Host Hotels & Resorts LP:
4.75% 3/1/23		160,000	170,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP: - continued
5.875% 6/15/19		$ 10,000	$ 11,000
6% 10/1/21		60,000	69,600
			300,163
Insurance - 0.7%
Assicurazioni Generali SpA 10.125% 7/10/42 (i)	EUR	200,000	291,012
Hub International Ltd. 8.125% 10/15/18 (f)		225,000	231,750
ING Verzekeringen NV 2.088% 6/21/21 (i)	EUR	150,000	188,648
MAPFRE SA 5.921% 7/24/37 (i)	EUR	50,000	48,606
Nippon Life Insurance Co. 5% 10/18/42 (Reg. S) (i)		200,000	206,333
USI Holdings Corp. 9.75% 5/15/15 (f)		935,000	949,025
			1,915,374
Leisure - 0.4%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		500,000	531,250
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (f)		75,000	81,000
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (i)	EUR	200,000	257,934
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	250,000	337,576
			1,207,760
Metals/Mining - 2.4%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	52,200
6.25% 6/1/21		35,000	30,538
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (f)		235,000	213,850
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		300,000	315,375
Bumi Capital Pte. Ltd. 12% 11/10/16 (Reg. S)		100,000	85,500
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		300,000	234,000
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		400,000	418,900
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (f)		100,000	130,477
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		200,000	190,000
6.375% 2/1/16 (f)		540,000	540,000
6.875% 2/1/18 (f)		60,000	58,050
6.875% 4/1/22 (f)		200,000	188,000
7% 11/1/15 (f)		225,000	227,250
8.25% 11/1/19 (f)		605,000	608,025
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		$ 100,000	$ 75,000
Indo Energy Finance BV 7% 5/7/18 (Reg. S)		200,000	208,500
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	408,000
New Gold, Inc. 7% 4/15/20 (f)		40,000	42,248
Novelis, Inc. 8.75% 12/15/20		400,000	442,000
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (f)		120,000	126,000
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		500,000	552,500
Vedanta Resources PLC:
6.75% 6/7/16 (f)		200,000	204,000
6.75% 6/7/16 (Reg. S)		200,000	204,000
8.25% 6/7/21 (f)		200,000	205,500
8.75% 1/15/14 (Reg. S)		400,000	420,000
9.5% 7/18/18 (Reg. S)		100,000	108,250
Winsway Coking Coal Holding Ltd. 8.5% 4/8/16 (Reg. S)		200,000	159,000
			6,447,163
Paper - 0.6%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		45,000	45,563
Lecta SA 8.875% 5/15/19 (Reg. S)	EUR	100,000	132,207
Norske Skogindustrier ASA 7% 6/26/17	EUR	100,000	95,915
Smurfit Kappa Acquisitions:
5.125% 9/15/18 (Reg. S)	EUR	100,000	133,179
7.25% 11/15/17 (Reg. S)	EUR	210,000	290,564
7.75% 11/15/19 (Reg. S)	EUR	120,000	171,092
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (f)		545,000	572,250
11.75% 1/15/19 (f)		184,000	119,600
			1,560,370
Publishing/Printing - 0.1%
Seat Pagine Gialle SpA:
10.5% 1/31/17	EUR	2,500	2,074
10.5% 1/31/17 (Reg. S)	EUR	100,000	82,954
Sheridan Group, Inc. 12.5% 4/15/14		97,262	80,728
			165,756
Railroad - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	224,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Railroad - continued
Refer-Rede Ferroviaria Nacional SA:
4% 3/16/15	EUR	100,000	$ 115,357
4.25% 12/13/21	EUR	400,000	321,445
			660,802
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	111,300
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		500,000	574,375
			685,675
Services - 0.7%
Algeco Scotsman Global Finance PLC 9% 10/15/18 (Reg. S)	EUR	100,000	132,531
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(i)		300,000	307,110
Audatex North America, Inc. 6.75% 6/15/18 (f)		215,000	230,588
Bakercorp International, Inc. 8.25% 6/1/19		25,000	24,813
Iron Mountain, Inc. 5.75% 8/15/24		125,000	124,688
Laureate Education, Inc. 9.25% 9/1/19 (f)(h)		335,000	329,975
Road King Infrastructure Finance 2010 Ltd. 9.5% 9/21/15		300,000	312,802
Sotheby's 5.25% 10/1/22 (f)		245,000	248,675
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (f)		155,000	156,163
9.625% 6/15/18 pay-in-kind (i)		90,000	95,175
			1,962,520
Shipping - 0.3%
HDTFS, Inc.:
5.875% 10/15/20 (f)		150,000	151,500
6.25% 10/15/22 (f)		105,000	106,313
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		25,000	23,500
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,050
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		110,000	118,250
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		115,000	116,581
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	201,600
			726,794
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Steel - 0.7%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		$ 500,000	$ 478,750
CITIC Pacific Ltd. 6.875% 1/21/18 (Reg. S)		600,000	634,740
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		220,000	207,350
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17 (f)		235,000	239,700
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		140,000	145,600
6.375% 8/15/22 (f)		120,000	125,100
			1,831,240
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,950
Claire's Stores, Inc. 9% 3/15/19 (f)		560,000	586,600
Dollar General Corp. 4.125% 7/15/17		185,000	193,325
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(i)		155,000	152,288
Limited Brands, Inc. 5.625% 2/15/22		250,000	268,750
Sally Holdings LLC 6.875% 11/15/19		35,000	38,896
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)		190,000	191,663
Sonic Automotive, Inc. 7% 7/15/22 (f)		105,000	112,875
			1,566,347
Technology - 1.9%
Avaya, Inc. 7% 4/1/19 (f)		405,000	364,500
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	142,763
China Automation Group Ltd. 7.75% 4/20/16		200,000	170,292
Emdeon, Inc. 11% 12/31/19		60,000	68,850
First Data Corp. 6.75% 11/1/20 (f)		790,000	790,000
Freescale Semiconductor, Inc. 9.25% 4/15/18 (f)		285,000	307,800
Infor US, Inc. 9.375% 4/1/19		85,000	93,500
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	632,500
NCR Corp. 5% 7/15/22 (f)		140,000	143,150
Nuance Communications, Inc. 5.375% 8/15/20 (f)		80,000	81,600
NXP BV/NXP Funding LLC 2.96% 10/15/13 (i)	EUR	205,176	265,274
Rexel SA 7% 12/17/18	EUR	200,000	282,561
STATS ChipPAC Ltd.:
5.375% 3/31/16 (Reg. S)		300,000	307,500
7.5% 8/12/15 (Reg. S)		200,000	212,500
SunGard Data Systems, Inc. 6.625% 11/1/19 (f)(h)		295,000	297,581
Viasystems, Inc. 7.875% 5/1/19 (f)		295,000	288,363
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Technology - continued
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		$ 400,000	$ 417,000
13.375% 10/15/19 (f)		220,000	227,150
			5,092,884
Telecommunications - 6.6%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (c)		375,000	262,500
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	45,563
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		295,000	314,175
14.75% 12/1/16 (f)		675,000	847,125
Clearwire Escrow Corp. 12% 12/1/15 (f)		20,000	21,200
Digicel Group Ltd.:
7% 2/15/20 (f)		200,000	210,000
8.25% 9/1/17 (f)		300,000	321,750
8.25% 9/30/20 (f)		525,000	564,375
10.5% 4/15/18 (f)		400,000	442,000
eAccess Ltd. 8.375% 4/1/18 (Reg. S)	EUR	100,000	146,465
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		235,500	240,190
Frontier Communications Corp.:
7.125% 1/15/23		255,000	271,575
8.5% 4/15/20		750,000	858,750
Hughes Satellite Systems Corp. 6.5% 6/15/19		715,000	761,475
Indosat Palapa Co. BV 7.375% 7/29/20		400,000	454,000
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		200,000	222,500
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		350,000	347,813
7.25% 10/15/20 (f)		495,000	524,700
7.5% 4/1/21		2,470,000	2,655,250
j2 Global, Inc. 8% 8/1/20 (f)		115,000	118,738
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		55,000	57,888
Level 3 Financing, Inc.:
7% 6/1/20 (f)		180,000	182,700
10% 2/1/18		200,000	222,500
Nextel Communications, Inc.:
5.95% 3/15/14		45,000	45,056
7.375% 8/1/15		101,000	101,126
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 7.625% 4/1/21		$ 190,000	$ 150,100
OTE PLC:
4.625% 5/20/16	EUR	400,000	406,991
5% 8/5/13	EUR	50,000	62,215
Pacnet Ltd. 9.25% 11/9/15 (Reg. S)		200,000	199,500
Portugal Telecom International Finance BV:
4.5% 6/16/25	EUR	200,000	221,901
5% 11/4/19	EUR	50,000	62,089
5.875% 4/17/18	EUR	200,000	258,971
SBA Communications Corp. 5.625% 10/1/19 (f)		245,000	250,807
Sprint Capital Corp.:
6.875% 11/15/28		110,000	112,475
6.9% 5/1/19		815,000	886,313
8.75% 3/15/32		35,000	41,300
Sprint Nextel Corp.:
7% 8/15/20		735,000	806,663
9% 11/15/18 (f)		505,000	623,675
Sunrise Communications International SA:
7% 12/31/17 (Reg. S)	EUR	200,000	278,024
8.5% 12/31/18 (Reg. S)	EUR	100,000	140,036
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	133,503
6.375% 11/15/20 (Reg. S)	EUR	300,000	403,427
6.75% 8/15/24 (Reg. S)	EUR	100,000	133,827
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		95,000	99,038
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		400,000	390,000
7.375% 2/15/18	EUR	350,000	441,177
7.375% 2/15/18 (Reg. S)	EUR	250,000	303,785
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (i)	EUR	272,644	286,106
Windstream Corp. 7.5% 6/1/22		500,000	530,000
			17,461,337
Textiles & Apparel - 0.2%
Albea Beauty Holdings SA:
8.375% 11/1/19 (f)		230,000	233,450
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Albea Beauty Holdings SA: - continued
8.75% 11/1/19 (Reg. S)	EUR	100,000	$ 132,531
Texhong Textile Group Ltd. 7.625% 1/19/16 (Reg. S)		200,000	199,000
			564,981
TOTAL NONCONVERTIBLE BONDS			190,370,642
TOTAL CORPORATE BONDS (Cost $182,582,722)			190,878,341
Government Obligations - 9.3%

Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		200,000	199,500
Azerbaijan - 0.1%
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	215,568
Barbados - 0.0%
Barbados Government 7% 8/4/22 (f)		100,000	101,500
Belarus - 0.1%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		200,000	197,500
8.95% 1/26/18		100,000	98,750
TOTAL BELARUS			296,250
Belize - 0.1%
Belize Government 8.5% 2/20/29 (c)(f)		400,000	160,000
Bermuda - 0.1%
Bermuda Government 5.603% 7/20/20 (f)		150,000	174,750
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (f)		200,000	200,500
Brazil - 0.7%
Brazilian Federative Republic:
7.125% 1/20/37		225,000	338,063
10.125% 5/15/27		300,000	543,000
12.25% 3/6/30		300,000	618,000
12.75% 1/15/20		200,000	343,000
TOTAL BRAZIL			1,842,063
Government Obligations - continued
		Principal Amount (d)	Value
Cayman Islands - 0.0%
Cayman Island Government 5.95% 11/24/19 (f)		$ 100,000	$ 116,500
Colombia - 0.4%
Colombian Republic:
8.125% 5/21/24		145,000	214,600
10.375% 1/28/33		130,000	238,550
11.75% 2/25/20		325,000	525,688
TOTAL COLOMBIA			978,838
Congo - 0.1%
Congo Republic 3% 6/30/29 (e)		190,000	159,600
Croatia - 0.2%
Croatia Republic:
6.25% 4/27/17 (f)		230,000	252,425
6.375% 3/24/21 (f)		200,000	227,000
6.625% 7/14/20 (f)		100,000	115,130
TOTAL CROATIA			594,555
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (f)		250,000	252,500
El Salvador - 0.0%
El Salvador Republic 7.375% 12/1/19 (f)		100,000	116,500
Germany - 0.4%
German Federal Republic 1.5% 3/15/13	EUR	750,000	977,284
Ghana - 0.0%
Ghana Republic 8.5% 10/4/17 (f)		100,000	116,000
Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (f)		200,000	228,500
Hungary - 0.2%
Hungarian Republic:
4.75% 2/3/15		470,000	481,186
7.625% 3/29/41		110,000	129,800
TOTAL HUNGARY			610,986
Iceland - 0.1%
Republic of Iceland:
4.875% 6/16/16 (f)		125,000	130,781
5.875% 5/11/22 (f)		100,000	109,750
TOTAL ICELAND			240,531
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - 0.3%
Indonesian Republic:
7.75% 1/17/38 (f)		$ 325,000	$ 491,985
8.5% 10/12/35 (f)		100,000	160,250
10.375% 5/4/14		100,000	113,000
11.625% 3/4/19 (f)		100,000	152,000
TOTAL INDONESIA			917,235
Iraq - 0.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	233,750
Ivory Coast - 0.1%
Ivory Coast 3.75% 12/31/32 (c)(e)		200,000	179,500
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	194,000
Latvia - 0.1%
Latvian Republic 5.25% 2/22/17 (f)		200,000	220,500
Lebanon - 0.2%
Lebanese Republic:
6.1% 10/4/22		260,000	263,575
11.625% 5/11/16 (Reg. S)		325,000	396,500
TOTAL LEBANON			660,075
Lithuania - 0.1%
Lithuanian Republic:
6.125% 3/9/21 (f)		150,000	179,625
7.375% 2/11/20 (f)		125,000	158,906
TOTAL LITHUANIA			338,531
Mexico - 0.5%
United Mexican States:
5.125% 1/15/20		200,000	239,000
5.75% 10/12/10		150,000	177,000
6.05% 1/11/40		250,000	332,500
6.75% 9/27/34		350,000	493,500
11.375% 9/15/16		100,000	138,750
TOTAL MEXICO			1,380,750
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (f)		200,000	223,320
Netherlands - 0.1%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	279,375
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.1%
Republic of Nigeria 6.75% 1/28/21 (f)		$ 225,000	$ 258,188
Panama - 0.2%
Panamanian Republic:
7.125% 1/29/26		100,000	143,500
9.375% 4/1/29		150,000	257,250
TOTAL PANAMA			400,750
Peru - 0.2%
Peruvian Republic:
7.35% 7/21/25		100,000	146,250
8.75% 11/21/33		270,000	469,800
TOTAL PERU			616,050
Philippines - 0.6%
Philippine Republic:
6.5% 1/20/20		365,000	466,762
7.75% 1/14/31		400,000	618,000
10.625% 3/16/25		360,000	632,700
TOTAL PHILIPPINES			1,717,462
Poland - 0.0%
Polish Government 6.375% 7/15/19		70,000	87,150
Qatar - 0.1%
State of Qatar 5.75% 1/20/42 (f)		250,000	321,250
Romania - 0.1%
Romanian Republic 6.75% 2/7/22 (f)		246,000	284,130
Russia - 1.0%
Russian Federation:
5.625% 4/4/42 (f)		400,000	482,000
7.5% 3/31/30 (Reg. S)		775,000	980,375
11% 7/24/18 (Reg. S)		250,000	366,250
12.75% 6/24/28 (Reg. S)		400,000	789,000
TOTAL RUSSIA			2,617,625
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (f)		200,000	242,000
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (f)		420,833	416,625
Slovakia - 0.1%
Slovakia Republic 4.375% 5/21/22 (f)		200,000	214,000
Government Obligations - continued
		Principal Amount (d)	Value
Slovenia - 0.1%
Republic of Slovenia 5.5% 10/26/22 (f)		$ 400,000	$ 399,000
South Africa - 0.0%
South African Republic 4.665% 1/17/24		100,000	110,250
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	221,000
6.25% 10/4/20 (f)		100,000	112,500
TOTAL SRI LANKA			333,500
Turkey - 1.0%
Turkish Republic:
6.75% 5/30/40		300,000	385,875
7% 3/11/19		175,000	214,375
7% 6/5/20		350,000	437,500
7.375% 2/5/25		175,000	229,031
7.5% 7/14/17		175,000	211,750
8% 2/14/34		300,000	429,750
11.875% 1/15/30		350,000	665,000
TOTAL TURKEY			2,573,281
Ukraine - 0.1%
Ukraine Government 7.75% 9/23/20 (f)		150,000	156,555
Uruguay - 0.1%
Uruguay Republic 7.625% 3/21/36		150,000	232,500
Venezuela - 0.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		1,500	44,250
7.75% 10/13/19 (Reg. S)		110,000	95,425
11.75% 10/21/26 (Reg. S)		375,000	375,938
11.95% 8/5/31 (Reg. S)		500,000	506,250
12.75% 8/23/22		190,000	202,825
TOTAL VENEZUELA			1,224,688
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	201,400
TOTAL GOVERNMENT OBLIGATIONS (Cost $22,453,611)			24,615,365
Common Stocks - 0.0%
	Shares	Value
Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp.	1,400	$ 49,756
Publishing/Printing - 0.0%
Seat Pagine Gialle SpA (a)	543,750	5,497
TOTAL COMMON STOCKS (Cost $65,434)		55,253
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.6%
Automotive - 0.1%
General Motors Co. 4.75%	5,000	203,100
Electric Utilities - 0.4%
PPL Corp. 9.50%	20,000	1,086,600
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (f)	400	379,250
TOTAL CONVERTIBLE PREFERRED STOCKS		1,668,950
Nonconvertible Preferred Stocks - 1.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (f)	709	680,640
U.S. Bancorp Series F, 6.50%	4,054	119,877
		800,517
Diversified Financial Services - 0.7%
Affiliated Managers Group, Inc. 6.375%	4,991	127,919
Discover Financial Services Series B, 6.50%	14,490	362,250
GMAC Capital Trust I Series 2, 8.125%	50,000	1,307,000
		1,797,169
Homebuilders/Real Estate - 0.3%
Annaly Capital Management, Inc. Series D, 7.50% (a)	28,389	722,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,320,186
TOTAL PREFERRED STOCKS (Cost $4,745,103)		4,989,136
Floating Rate Loans - 8.9%
	Principal Amount (d)
Air Transportation - 0.2%
US Airways Group, Inc. term loan 2.711% 3/23/14 (i)	$ 685,211	668,081
Floating Rate Loans - continued
	Principal Amount (d)	Value
Broadcasting - 0.2%
CKX, Inc. Tranche 1LN, term loan 9% 6/21/17	$ 335,000	$ 279,725
Univision Communications, Inc. term loan 4.462% 3/31/17 (i)	327,776	322,859
		602,584
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (i)	179,550	184,937
Cable TV - 0.2%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 0% 9/12/19 (i)	20,000	20,150
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (i)	40,000	40,200
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (i)	413,963	417,067
		477,417
Diversified Financial Services - 0.3%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (i)	620,000	627,750
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (i)	35,000	35,525
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (i)	25,000	25,094
Klockner Pentaplast SA Tranche B 1LN, term loan 6.75% 12/21/16 (i)	19,950	20,125
		708,494
Diversified Media - 0.0%
WMG Acquisition Corp. Tranche B, term loan 5.25% 10/31/18 (i)	15,000	15,019
Electric Utilities - 0.4%
Calpine Corp. Tranche B 3LN, term loan 4.5% 10/9/19 (i)	320,000	320,800
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (i)	1,000,000	653,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (i)	14,775	14,868
		989,418
Energy - 0.4%
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (i)	258,996	259,320
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (i)	185,108	187,884
Floating Rate Loans - continued
	Principal Amount (d)	Value
Energy - continued
Everest Acquisition LLC Tranche B1, term loan 5% 4/24/18 (i)	$ 85,000	$ 85,744
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (i)	189,525	190,473
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (i)	300,000	299,625
Panda Sherman Power, LLC term loan 9% 9/14/18 (i)	65,000	65,325
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (i)	45,000	45,450
		1,133,821
Environmental - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (i)	85,000	86,063
Food & Drug Retail - 0.3%
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (i)	742,462	748,031
Gaming - 0.4%
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (i)	75,000	76,500
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4607% 1/28/18 (i)	1,000,000	892,500
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (i)	65,000	65,085
		1,034,085
Healthcare - 0.2%
Genesis HealthCare Corp. Tranche B, term loan 9/27/17	390,000	374,400
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (i)	74,438	75,368
		449,768
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 4.4643% 10/10/16 (i)	163,827	162,599
term loan 4.464% 10/10/16 (i)	1,418,982	1,415,434
		1,578,033
Insurance - 0.5%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (i)	456,250	459,672
Tranche 2nd LN, term loan 9% 5/24/19 (i)	345,541	358,085
Tranche B-1 1LN, term loan 4.75% 7/23/17 (i)	155,000	155,977
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (i)	310,000	328,600
		1,302,334
Floating Rate Loans - continued
	Principal Amount (d)	Value
Leisure - 0.4%
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (i)	$ 995,000	$ 985,050
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (i)	19,900	20,099
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (i)	298,500	301,485
NPC International, Inc. Tranche B, term loan 5.25% 12/28/18 (i)	84,575	85,632
		387,117
Specialty Retailing - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (i)	58,349	58,495
Steel - 0.2%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (i)	55,000	55,275
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (i)	380,000	378,575
		433,850
Super Retail - 0.8%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (i)	40,000	40,450
Tranche 2LN, term loan 9.75% 3/26/20 (i)	20,000	20,500
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (i)	952,952	960,099
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (i)	165,000	164,390
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (i)	120,000	121,575
Serta Simmons Holdings, LLC Tranche B, term loan 5.4334% 10/1/19 (i)	230,000	229,425
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (i)	496,212	496,857
		2,033,296
Technology - 2.1%
Avaya, Inc. term loan 3.1769% 10/27/14 (i)	197,385	191,464
Datatel, Inc. Tranche B, term loan 6.25% 7/19/18 (i)	981,047	992,132
First Data Corp. term loan 4.2107% 3/24/18 (i)	2,300,000	2,205,125
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (i)	21,153	20,968
Floating Rate Loans - continued
	Principal Amount (d)	Value
Technology - continued
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (i)	$ 270,000	$ 270,000
Tranche B 1LN, term loan 5.5% 10/24/19 (i)	150,000	150,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (i)	280,000	282,800
NXP BV:
term loan 4.5% 3/4/17 (i)	554,687	560,234
Tranche A 2LN, term loan 5.5% 3/4/17 (i)	113,850	116,127
Tranche A6, term loan 5.25% 3/19/19 (i)	855,845	864,403
		5,653,253
Telecommunications - 1.5%
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (i)	35,000	35,088
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (i)	148,875	149,619
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (i)	904,145	840,855
Genesys SA Tranche B, term loan 6.75% 1/31/19 (i)	44,775	45,391
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (i)	184,668	186,053
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (i)	710,000	713,550
Telesat Holding, Inc. Tranche B, term loan 4.25% 3/28/19 (i)	483,788	484,997
Vodafone Americas Finance 2, Inc.:
2nd LN, term loan 6.25% 6/24/16 pay-in-kind	309,375	312,748
term loan 6.875% 8/11/15	1,117,538	1,133,330
		3,901,631
TOTAL FLOATING RATE LOANS (Cost $22,949,525)		23,450,876
Preferred Securities - 2.1%

Banks & Thrifts - 1.5%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (g)(i)	400,000	400,541
AMBB Capital (L) Ltd. 6.77% (g)(i)	200,000	203,775
Banque Federative du Credit Mutuel SA 4.471% (g)(i)	150,000	164,187
Barclays Bank PLC 4.75% (g)(i)	30,000	26,033
BNP Paribas SA 5.019% (g)(i)	50,000	56,675
Caisse Nationale des Caisses d' Epargne et de Prevoyance:
4.75% (g)(i)	150,000	116,691
Preferred Securities - continued
	Principal Amount (d)	Value
Banks & Thrifts - continued
Caisse Nationale des Caisses d' Epargne et de Prevoyance: - continued
6.117% (g)(i)	$ 500,000	$ 489,508
Credit Agricole SA 7.875% (g)(i)	400,000	500,966
Intesa Sanpaolo SpA 8.047% (g)(i)	350,000	408,600
Lloyds TSB Bank PLC 6.35% (g)(i)	400,000	432,793
Natixis SA 6.307% (g)(i)	150,000	142,301
OTP Bank PLC 5.875% (g)(i)	60,000	54,541
Royal Bank of Scotland Group PLC 7.0916% (g)(i)	100,000	102,551
Societe Generale:
4.196% (g)(i)	473,000	457,396
6.999% (g)(i)	200,000	239,412
7.756% (g)(i)	50,000	58,875
UniCredit International Bank Luxembourg SA 8.125% (g)(i)	100,000	121,322
		3,976,167
Diversified Financial Services - 0.3%
Citigroup, Inc. 5.95% (g)(i)	395,000	407,289
Fortis Hybrid Financing SA 5.125% (g)(i)	50,000	46,808
UBS AG 4.28% (g)(i)	250,000	305,590
		759,687
Electric Utilities - 0.0%
RWE AG 4.625% (g)(i)	100,000	132,124
Food/Beverage/Tobacco - 0.1%
Suedzucker International Finance BV 5.25% (g)(i)	150,000	204,695
Homebuilders/Real Estate - 0.1%
Wienerberger AG 6.5% (g)(i)	200,000	206,557
Insurance - 0.1%
Aviva PLC:
4.7291% (g)(i)	50,000	62,280
5.7% (g)(i)	200,000	242,413
		304,693
TOTAL PREFERRED SECURITIES (Cost $5,181,480)		5,583,923
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $12,657,745)	12,657,745	$ 12,657,745
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $250,635,620)		262,230,639
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,996,822
NET ASSETS - 100%		$ 264,227,461
Currency Abbreviations
CNY	-	Chinese yuan
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,266,531 or 24.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,091
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 208,597	$ 208,597	$ -	$ -
Energy	379,250	-	379,250	-
Financials	3,369,942	2,327,052	1,042,890	-
Utilities	1,086,600	1,086,600	-	-
Corporate Bonds	190,878,341	-	190,878,341	-
Government Obligations	24,615,365	-	24,615,365	-
Floating Rate Loans	23,450,876	-	23,450,876	-
Preferred Securities	5,583,923	-	5,583,923	-
Money Market Funds	12,657,745	12,657,745	-	-
Total Investments in Securities:	$ 262,230,639	$ 16,279,994	$ 245,950,645	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	54.6%
Netherlands	5.3%
Cayman Islands	4.4%
Luxembourg	4.3%
United Kingdom	3.1%
France	2.5%
Germany	2.2%
Venezuela	1.8%
Bermuda	1.5%
Ireland	1.4%
Indonesia	1.3%
Philippines	1.1%
Turkey	1.1%
Australia	1.1%
Russia	1.0%
Others (Individually Less Than 1%)	13.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $237,977,875)	$ 249,572,894
Fidelity Central Funds (cost $12,657,745)	12,657,745
Total Investments (cost $250,635,620)		$ 262,230,639
Cash		1,516,610
Foreign currency held at value (cost $442,643)		442,643
Receivable for investments sold		2,452,395
Receivable for fund shares sold		986,015
Dividends receivable		20,301
Interest receivable		4,177,074
Distributions receivable from Fidelity Central Funds		2,097
Receivable from investment adviser for expense reductions		642
Other receivables		1,511
Total assets		271,829,927

Liabilities
Payable for investments purchased Regular delivery	$ 5,845,634
Delayed delivery	766,242
Payable for fund shares redeemed	659,630
Distributions payable	90,343
Accrued management fee	156,925
Distribution and service plan fees payable	7,083
Other affiliated payables	37,587
Other payables and accrued expenses	39,022
Total liabilities		7,602,466

Net Assets		$ 264,227,461
Net Assets consist of:
Paid in capital		$ 250,674,604
Undistributed net investment income		1,037,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		905,357
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,610,331
Net Assets		$ 264,227,461

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,382,074 ÷ 735,310 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class T: Net Asset Value and redemption price per share ($3,584,192 ÷ 357,007 shares)	$ 10.04

Maximum offering price per share (100/96.00 of $10.04)	$ 10.46
Class C: Net Asset Value and offering price per share ($4,659,805 ÷ 464,147 shares)A	$ 10.04

Fidelity Global High Income Fund: Net Asset Value, offering price and redemption price per share ($242,773,416 ÷ 24,181,843 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,827,974 ÷ 580,507 shares)	$ 10.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 357,333
Interest		8,034,248
Income from Fidelity Central Funds		12,091
Total income		8,403,672

Expenses
Management fee	$ 882,882
Transfer agent fees	153,386
Distribution and service plan fees	57,225
Accounting fees and expenses	63,932
Custodian fees and expenses	11,526
Independent trustees' compensation	863
Registration fees	35,579
Audit	28,910
Legal	768
Miscellaneous	547
Total expenses before reductions	1,235,618
Expense reductions	(1,440)	1,234,178
Net investment income (loss)		7,169,494
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	946,648
Foreign currency transactions	(13,269)
Total net realized gain (loss)		933,379
Change in net unrealized appreciation (depreciation) on: Investment securities	6,072,152
Assets and liabilities in foreign currencies	13,740
Total change in net unrealized appreciation (depreciation)		6,085,892
Net gain (loss)		7,019,271
Net increase (decrease) in net assets resulting from operations		$ 14,188,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	For the period May 11, 2011 (commencement of operations) to April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,169,494	$ 6,704,813
Net realized gain (loss)	933,379	(422,698)
Change in net unrealized appreciation (depreciation)	6,085,892	5,524,439
Net increase (decrease) in net assets resulting from operations	14,188,765	11,806,554
Distributions to shareholders from net investment income	(6,405,528)	(6,036,946)
Share transactions - net increase (decrease)	17,985,659	232,610,907
Redemption fees	19,205	58,845
Total increase (decrease) in net assets	25,788,101	238,439,360

Net Assets
Beginning of period	238,439,360	-
End of period (including undistributed net investment income of $1,037,169 and undistributed net investment income of $276,966, respectively)	$ 264,227,461	$ 238,439,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.476
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.24% A	1.38% A
Expenses net of fee waivers, if any	1.24% A	1.25% A
Expenses net of all reductions	1.24% A	1.25% A
Net investment income (loss)	5.57% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,382	$ 10,102
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.273	.477
Net realized and unrealized gain (loss)	.268	(.318) H
Total from investment operations	.541	.159
Distributions from net investment income	(.242)	(.423)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.66%	1.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.26% A	1.39% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.25% A	1.25% A
Net investment income (loss)	5.56% A	5.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,584	$ 9,362
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.236	.407
Net realized and unrealized gain (loss)	.268	(.317) H
Total from investment operations	.504	.090
Distributions from net investment income	(.205)	(.354)
Redemption fees added to paid in capital E	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C,D	5.26%	1.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.03% A	2.15% A
Expenses net of fee waivers, if any	2.00% A	2.00% A
Expenses net of all reductions	2.00% A	2.00% A
Net investment income (loss)	4.81% A	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,660	$ 9,878
Portfolio turnover rate G	45% A	36% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period May 11, 2011 (commencement of operations) to April 30, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Global High Income Fund

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.287	.495
Net realized and unrealized gain (loss)	.269	(.312) G
Total from investment operations	.556	.183
Distributions from net investment income	(.257)	(.447)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.82%	2.06%
Ratios to Average Net Assets E,I
Expenses before reductions	.95% A	1.07% A
Expenses net of fee waivers, if any	.95% A	1.00% A
Expenses net of all reductions	.95% A	1.00% A
Net investment income (loss)	5.87% A	5.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 242,773	$ 197,480
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2012	Period ended April 30,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.285	.499
Net realized and unrealized gain (loss)	.268	(.317) G
Total from investment operations	.553	.182
Distributions from net investment income	(.254)	(.446)
Redemption fees added to paid in capital D	.001	.004
Net asset value, end of period	$ 10.04	$ 9.74
Total Return B,C	5.79%	2.05%
Ratios to Average Net Assets E,I
Expenses before reductions	1.00% A	1.13% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	1.00% A	1.00% A
Net investment income (loss)	5.81% A	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,828	$ 11,617
Portfolio turnover rate F	45% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. TheFund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,198,527
Gross unrealized depreciation	(2,869,382)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,329,145

Tax cost	$ 249,901,494

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (67,261)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $72,038,610 and $51,609,695, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,462	$ 8,172
Class T	-%	.25%	8,589	7,904
Class C	.75%	.25%	38,174	34,229
			$ 57,225	$ 50,305

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,412
Class T	358
Class C*	133
$ 1,903

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,711.16
Class T	6,022.18
Class C	7,143.19
Fidelity Global High Income Fund	125,869.12
Institutional Class	7,641.17
	$ 153,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $344 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class T	1.25%	447
Class C	2.00%	909
Institutional Class	1.00%	57
		$ 1,413

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012 A
From net investment income
Class A	$ 206,908	$ 402,965
Class T	170,591	387,723
Class C	160,663	336,670
Fidelity Global High Income Fund	5,626,009	4,456,971
Institutional Class	241,357	452,617
Total	$ 6,405,528	$ 6,036,946

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class A
Shares sold	340,537	1,008,044	$ 3,383,892	$ 10,024,439
Reinvestment of distributions	20,018	41,780	195,185	398,734
Shares redeemed	(662,591)	(12,478)	(6,544,449)	(116,852)
Net increase (decrease)	(302,036)	1,037,346	$ (2,965,372)	$ 10,306,321

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012 A	Six months ended October 31, 2012	Year ended April 30, 2012 A
Class T
Shares sold	26,825	921,272	$ 265,911	$ 9,193,674
Reinvestment of distributions	17,310	40,469	168,550	386,240
Shares redeemed	(648,469)	(400)	(6,409,394)	(3,622)
Net increase (decrease)	(604,334)	961,341	$ (5,974,933)	$ 9,576,292
Class C
Shares sold	82,838	984,643	$ 814,804	$ 9,801,675
Reinvestment of distributions	16,049	35,061	156,334	334,568
Shares redeemed	(649,046)	(5,398)	(6,414,565)	(51,628)
Net increase (decrease)	(550,159)	1,014,306	$ (5,443,427)	$ 10,084,615
Fidelity Global High Income Fund
Shares sold	5,944,481	23,708,542	$ 58,313,015	$ 223,736,089
Reinvestment of distributions	533,059	434,668	5,216,893	4,160,533
Shares redeemed	(2,573,697)	(3,865,210)	(25,102,518)	(36,979,231)
Net increase (decrease)	3,903,843	20,278,000	$ 38,427,390	$ 190,917,391
Institutional Class
Shares sold	62,275	1,200,015	$ 611,054	$ 11,782,075
Reinvestment of distributions	20,598	44,896	200,608	428,550
Shares redeemed	(695,302)	(51,975)	(6,869,661)	(484,337)
Net increase (decrease)	(612,429)	1,192,936	$ (6,057,999)	$ 11,726,288

A For the period May 11, 2011 (commencement of operations) to April 30, 2012

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 70% means that 30% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee ranked above the median of its Total Mapped Group and below the median of its ASPG for the period. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for the period. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments Japan
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHII-USAN-1212
1.926271.101

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Actual	.72%	$ 1,000.00	$ 1,055.20	$ 3.73
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.58	$ 3.67

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.8	3.5
Avaya, Inc.	2.7	3.5
HCA, Inc.	1.9	1.4
First Data Corp.	1.7	1.8
Ally Financial Inc.	1.6	1.4
	10.7
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.3	8.8
Healthcare	8.6	8.8
Technology	7.6	8.5
Electric Utilities	6.6	6.4
Telecommunications	6.2	7.0
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
BBB 2.1%	BBB 0.8%
BB 21.5%	BB 22.3%
B 50.0%	B 54.0%
CCC,CC,C 9.5%	CCC,CC,C 10.0%
D 0.2%	D 0.0%†
Not Rated 2.1%	Not Rated 1.1%
Equities 2.4%	Equities 2.8%
Short-Term Investments and Net Other Assets 12.2%	Short-Term Investments and Net Other Assets 9.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

† Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
As of October 31, 2012 *		As of April 30, 2012 **
	Nonconvertible Bonds 72.3%		Nonconvertible Bonds 75.1%
	Convertible Bonds, Preferred Stocks 2.5%		Convertible Bonds, Preferred Stocks 2.4%
	Common Stocks 0.3%		Common Stocks 0.5%
	Floating Rate Loans 12.5%		Floating Rate Loans 12.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 12.2%		Short-Term Investments and Net Other Assets (Liabilities) 9.0%
* Foreign investments	11.4%	** Foreign investments	10.7%

Semiannual Report

Investments October 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 72.7%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,871
4.5% 11/15/29 (d)	2,126	2,227
		4,098
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	22,142	20,066
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	907
TOTAL CONVERTIBLE BONDS		25,071
Nonconvertible Bonds - 72.3%
Aerospace - 0.4%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,778
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	6,185	6,680
7.125% 3/15/21	8,305	8,928
		23,386
Automotive - 2.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,020	1,023
10.625% 3/15/18	1,461	1,476
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	7,070	7,521
8.25% 6/15/21	6,785	7,226
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	3,855	3,865
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,866
6.75% 2/15/21	2,802	2,949
Delphi Corp.:
5.875% 5/15/19	12,555	13,434
6.125% 5/15/21	5,810	6,420
Exide Technologies 8.625% 2/1/18	3,691	3,050
Ford Motor Co.:
6.375% 2/1/29	2,308	2,540
6.625% 2/15/28	1,640	1,805
6.625% 10/1/28	575	654
7.125% 11/15/25	95	109
7.45% 7/16/31	2,080	2,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
5% 5/15/18	$ 17,945	$ 19,794
5.75% 2/1/21	7,407	8,463
5.875% 8/2/21	26,390	30,386
8% 12/15/16	2,136	2,587
8.125% 1/15/20	12,452	15,826
General Motors Acceptance Corp. 8% 11/1/31	21,485	25,589
International Automotive Components Group SA 9.125% 6/1/18 (e)	4,110	3,905
Stoneridge, Inc. 9.5% 10/15/17 (e)	1,564	1,687
Tenneco, Inc. 7.75% 8/15/18	2,386	2,601
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	14,530	15,801
		184,208
Banks & Thrifts - 1.5%
Ally Financial, Inc.:
3.6375% 2/11/14 (h)	4,945	5,007
4.5% 2/11/14	4,945	5,093
4.625% 6/26/15	10,000	10,389
5.5% 2/15/17	8,965	9,480
6.25% 12/1/17	4,180	4,577
7.5% 9/15/20	22,185	26,151
8% 3/15/20	15,105	18,014
GMAC LLC:
6.75% 12/1/14	10,609	11,405
8% 12/31/18	2,000	2,255
8% 11/1/31	4,615	5,480
		97,851
Broadcasting - 0.5%
Clear Channel Communications, Inc. 10.75% 8/1/16	3,708	2,744
Nexstar Broadcasting, Inc.:
7% 1/15/14	336	337
7% 1/15/14 pay-in-kind	9,695	9,729
Starz LLC/Starz Finance Corp. 5% 9/15/19 (e)	5,680	5,779
Univision Communications, Inc.:
6.75% 9/15/22 (e)	3,750	3,750
6.875% 5/15/19 (e)	8,040	8,201
		30,540
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 3.5%
Associated Materials LLC 9.125% 11/1/17	$ 24,729	$ 24,420
Building Materials Corp. of America 6.75% 5/1/21 (e)	3,080	3,357
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	11,730	12,551
CEMEX Finance LLC:
9.375% 10/12/22 (e)	7,450	7,739
9.5% 12/14/16 (e)	9,410	9,975
CEMEX SA de CV:
5.3623% 9/30/15 (e)(h)	33,110	32,388
9% 1/11/18 (e)	18,955	19,666
HD Supply, Inc. 11.5% 7/15/20 (e)	18,815	19,803
Headwaters, Inc. 7.625% 4/1/19	18,934	19,407
Interline Brands, Inc. 7.5% 11/15/18	2,789	3,040
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	1,590	1,711
Masco Corp.:
5.95% 3/15/22	11,425	12,784
6.125% 10/3/16	1,445	1,582
7.125% 3/15/20	6,544	7,542
Masonite International Corp. 8.25% 4/15/21 (e)	2,205	2,315
Ply Gem Industries, Inc.:
8.25% 2/15/18	20,963	22,378
9.375% 4/15/17 (e)	2,995	3,160
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	6,110	6,416
USG Corp.:
7.875% 3/30/20 (e)	7,965	8,682
8.375% 10/15/18 (e)	9,560	10,492
		229,408
Cable TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	30,345	32,242
6.625% 1/31/22	14,585	15,861
7% 1/15/19	19,388	20,842
7.375% 6/1/20	6,410	7,172
7.875% 4/30/18	1,810	1,955
CSC Holdings LLC:
6.75% 11/15/21 (e)	4,965	5,511
8.625% 2/15/19	5,047	5,981
DISH DBS Corp. 6.75% 6/1/21	10,155	11,310
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,443
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	$ 2,175	$ 2,349
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.5% 3/15/19 (e)	1,515	1,667
8.125% 12/1/17 (e)	965	1,045
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	29,492	31,409
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	6,215	6,790
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	3,390	3,636
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,705
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	7,785	8,057
		166,975
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,299
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,858
CNH Capital LLC:
3.875% 11/1/15 (e)	7,950	8,169
6.25% 11/1/16 (e)	4,955	5,376
Coleman Cable, Inc. 9% 2/15/18	13,972	14,915
General Cable Corp. 5.75% 10/1/22 (e)	9,350	9,514
Manitowoc Co., Inc. 5.875% 10/15/22	5,635	5,635
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)(g)	7,660	7,641
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	7,340	7,799
		71,206
Chemicals - 1.8%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,417
6.625% 10/15/18	4,340	4,720
Chemtura Corp. 7.875% 9/1/18	11,278	11,814
Hexion US Finance Corp. 6.625% 4/15/20	1,800	1,800
INEOS Finance PLC:
7.5% 5/1/20 (e)	8,095	8,135
8.375% 2/15/19 (e)	3,410	3,581
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	7,485	7,223
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	3,005	3,306
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,542
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
LyondellBasell Industries NV:
5% 4/15/19	$ 18,015	$ 19,501
5.75% 4/15/24	7,160	8,270
6% 11/15/21	3,665	4,233
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	21,240	20,762
NOVA Chemicals Corp. 8.625% 11/1/19	1,623	1,834
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	2,670	2,737
Olin Corp. 5.5% 8/15/22	2,585	2,624
Rockwood Specialties Group, Inc. 4.625% 10/15/20	11,770	12,123
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	1,455	1,579
		121,201
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,995
Libbey Glass, Inc. 6.875% 5/15/20 (e)	3,570	3,811
Prestige Brands, Inc. 8.125% 2/1/20	900	1,006
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	3,415	3,543
		10,355
Containers - 2.9%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	315	339
9.125% 10/15/20 (e)	6,380	6,699
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	1,460	1,570
9.125% 10/15/20 (e)	17,077	17,888
Berry Plastics Corp. 5.0903% 2/15/15 (h)	27,523	27,523
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,615	2,785
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	4,697	5,184
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,529
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (e)	14,020	14,213
6.875% 2/15/21	14,930	15,863
7.125% 4/15/19	10,170	10,831
7.875% 8/15/19	14,665	15,912
8.25% 2/15/21	15,001	14,738
9% 4/15/19	9,864	9,987
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19	$ 13,180	$ 13,806
Sealed Air Corp.:
8.125% 9/15/19 (e)	9,615	10,528
8.375% 9/15/21 (e)	10,680	11,695
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	9,025	9,657
		192,747
Diversified Financial Services - 5.0%
Aircastle Ltd.:
7.625% 4/15/20	3,920	4,332
9.75% 8/1/18	6,508	7,370
CIT Group, Inc.:
4.25% 8/15/17	5,515	5,625
5% 5/15/17	19,015	20,013
5% 8/15/22	5,515	5,708
5.25% 3/15/18	14,490	15,396
5.375% 5/15/20	12,850	13,685
5.5% 2/15/19 (e)	6,890	7,346
Eileme 2 AB 11.625% 1/31/20 (e)	1,815	2,033
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	20,965	22,537
International Lease Finance Corp.:
4.875% 4/1/15	10,000	10,350
5.625% 9/20/13	6,002	6,175
5.65% 6/1/14	4,281	4,490
5.75% 5/15/16	7,810	8,259
5.875% 5/1/13	4,440	4,534
6.25% 5/15/19	11,635	12,540
6.625% 11/15/13	9,689	10,125
7.125% 9/1/18 (e)	19,940	23,380
8.25% 12/15/20	2,000	2,350
8.625% 9/15/15	35,369	39,613
8.625% 1/15/22	7,765	9,386
8.75% 3/15/17	30,306	35,231
8.875% 9/1/17	12,220	14,389
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	15,925	3,543
SLM Corp.:
6% 1/25/17	9,085	9,903
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
6.25% 1/25/16	$ 2,450	$ 2,652
7.25% 1/25/22	2,400	2,646
8% 3/25/20	15,072	17,370
8.45% 6/15/18	9,045	10,749
		331,730
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20	895	844
7.625% 3/15/20	8,510	8,106
Lamar Media Corp.:
5% 5/1/23 (e)	3,830	3,830
5.875% 2/1/22	2,160	2,290
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	3,730	3,711
7.75% 10/15/18	8,950	10,002
Quebecor Media, Inc. 5.75% 1/15/23 (e)	9,385	9,596
WMG Acquisition Corp. 6% 1/15/21 (e)	2,540	2,556
		40,935
Electric Utilities - 5.9%
Atlantic Power Corp. 9% 11/15/18	13,735	14,902
Calpine Corp.:
7.5% 2/15/21 (e)	53,457	58,402
7.875% 7/31/20 (e)	29,302	32,305
CMS Energy Corp. 8.75% 6/15/19	2,369	3,080
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	785	885
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,413	3,823
11% 10/1/21	1,288	1,301
11.75% 3/1/22 (e)	27,075	26,466
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	6,885	7,419
9.375% 5/1/20 (e)	14,325	15,865
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	18,816
9.875% 10/15/20	22,213	24,934
InterGen NV 9% 6/30/17 (e)	56,549	53,580
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.5% 10/1/21	$ 25,173	$ 27,439
9.125% 5/1/31	12,944	13,591
NRG Energy, Inc.:
7.625% 5/15/19	2,975	3,139
7.875% 5/15/21	3,335	3,643
NSG Holdings II, LLC 7.75% 12/15/25 (e)	8,480	8,734
Puget Energy, Inc.:
5.625% 7/15/22 (e)	4,655	5,059
6% 9/1/21	6,915	7,770
RRI Energy, Inc. 7.875% 6/15/17	16,994	18,354
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,667	1,744
The AES Corp.:
7.375% 7/1/21	13,285	14,846
8% 10/15/17	14,174	16,229
9.75% 4/15/16	4,459	5,334
		387,660
Energy - 8.7%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,601
7% 5/20/22	7,205	7,763
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	4,955	5,203
6.5% 5/20/21	2,350	2,491
Antero Resources Finance Corp. 7.25% 8/1/19	9,910	10,703
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (e)	1,600	1,656
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)	13,196	1,979
Atwood Oceanics, Inc. 6.5% 2/1/20	1,305	1,400
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	3,165	3,402
Chesapeake Energy Corp.:
6.125% 2/15/21	23,690	23,986
6.625% 8/15/20	8,220	8,631
6.875% 11/15/20	10,775	11,422
7.25% 12/15/18	4,265	4,574
9.5% 2/15/15	21,038	23,563
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,730	7,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	$ 4,805	$ 4,577
Continental Resources, Inc.:
5% 9/15/22	5,000	5,263
5% 9/15/22 (e)	14,810	15,625
7.125% 4/1/21	2,865	3,180
7.375% 10/1/20	4,203	4,707
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	7,160	7,321
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,293
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	6,365	6,317
Energy Transfer Equity LP 7.5% 10/15/20	22,218	25,273
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (e)	4,400	4,543
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	23,345	23,929
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	7,993	7,713
Forest Oil Corp.:
7.25% 6/15/19	26,393	26,789
7.5% 9/15/20 (e)	5,585	5,711
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,600
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	1,590	1,654
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	5,715	5,815
Key Energy Services, Inc. 6.75% 3/1/21 (e)	3,395	3,378
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	24,395	24,395
6.5% 5/15/19	6,915	6,984
7.75% 2/1/21	4,893	5,223
8.625% 4/15/20	11,400	12,469
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	3,030	3,174
6.25% 6/15/22	10,865	11,843
MRC Global, Inc. 9.5% 12/15/16	14,025	15,161
Newfield Exploration Co. 5.625% 7/1/24	6,550	6,976
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)	28,460	28,175
11.5% 8/1/15	1,486	1,638
Oil States International, Inc. 6.5% 6/1/19	6,290	6,683
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	14,965	15,713
Pioneer Drilling Co. 9.875% 3/15/18	5,603	6,065
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Plains Exploration & Production Co.:
6.125% 6/15/19	$ 5,000	$ 4,988
6.5% 11/15/20	8,705	8,705
7.625% 4/1/20	7,329	7,732
Precision Drilling Corp. 6.5% 12/15/21	1,100	1,163
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	7,670	7,996
6.875% 12/1/18	7,148	7,684
Samson Investment Co. 9.75% 2/15/20 (e)	10,545	11,138
SandRidge Energy, Inc. 7.5% 3/15/21 (e)	3,685	3,842
SESI LLC 6.375% 5/1/19	8,270	8,797
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,350
Stone Energy Corp. 7.5% 11/15/22 (g)	7,655	7,569
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (e)	19,455	20,817
7.5% 10/1/18 (e)	7,338	7,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (e)	9,450	9,545
6.375% 8/1/22 (e)	3,105	3,315
6.875% 2/1/21	5,584	6,087
7.875% 10/15/18	9,169	10,040
Tesoro Corp.:
4.25% 10/1/17	3,905	4,051
5.375% 10/1/22	4,395	4,582
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	1,325	1,371
WPX Energy, Inc.:
5.25% 1/15/17	5,100	5,444
6% 1/15/22	6,890	7,372
		577,137
Environmental - 0.4%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	5,195	5,390
Clean Harbors, Inc. 5.25% 8/1/20 (e)	4,380	4,490
Covanta Holding Corp.:
6.375% 10/1/22	5,740	6,247
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - continued
Covanta Holding Corp.: - continued
7.25% 12/1/20	$ 6,502	$ 7,218
Tervita Corp. 9.75% 11/1/19 (e)	6,710	6,643
		29,988
Food & Drug Retail - 1.9%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	26,535	27,862
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	3,085	3,100
Rite Aid Corp.:
7.5% 3/1/17	10,210	10,478
7.7% 2/15/27	3,030	2,500
9.25% 3/15/20	29,325	29,912
9.5% 6/15/17	33,090	33,835
10.375% 7/15/16	12,624	13,318
Shearers Escrow Corp. 9% 11/1/19 (e)	1,750	1,796
Tops Markets LLC 10.125% 10/15/15	1,435	1,510
		124,311
Food/Beverage/Tobacco - 1.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	29,479	31,174
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	17,869	18,718
Constellation Brands, Inc. 4.625% 3/1/23	2,620	2,672
Dean Foods Co. 7% 6/1/16	4,000	4,305
JBS Finance II Ltd. 8.25% 1/29/18 (e)	4,630	4,827
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	2,720	2,645
8.25% 2/1/20 (e)	40,535	41,751
Smithfield Foods, Inc. 6.625% 8/15/22	6,075	6,333
		112,425
Gaming - 2.2%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,561
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	1,615	1,655
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (e)	28,195	27,772
9% 2/15/20 (e)	16,085	16,125
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	3,655	3,655
Graton Economic Development Authority 9.625% 9/1/19 (e)	3,705	3,946
MGM Mirage, Inc.:
7.5% 6/1/16	3,365	3,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17	$ 13,747	$ 14,503
7.75% 3/15/22	10,050	10,301
8.625% 2/1/19 (e)	19,190	20,629
Pinnacle Entertainment, Inc. 7.75% 4/1/22	1,980	2,124
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	26,060	26,972
7.75% 8/15/20	4,880	5,478
		146,305
Healthcare - 7.7%
Alere, Inc.:
8.625% 10/1/18	1,685	1,790
9% 5/15/16	8,354	8,824
Community Health Systems, Inc.:
5.125% 8/15/18	6,335	6,573
7.125% 7/15/20	6,270	6,631
8% 11/15/19	48,890	53,168
DaVita, Inc. 5.75% 8/15/22	6,035	6,307
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (e)	700	753
9.875% 4/15/18 (e)	3,000	2,963
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (e)	5,785	5,843
Emergency Medical Services Corp. 8.125% 6/1/19	11,987	12,706
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	6,682	7,166
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	2,305	2,561
Grifols, Inc. 8.25% 2/1/18	3,073	3,403
HCA Holdings, Inc. 7.75% 5/15/21	8,000	8,640
HCA, Inc.:
4.75% 5/1/23	19,060	19,085
5.875% 3/15/22	12,000	12,870
5.875% 5/1/23	14,595	14,814
6.5% 2/15/20	17,520	19,360
7.25% 9/15/20	2,436	2,698
7.5% 11/6/33	2,576	2,550
7.875% 2/15/20	16,571	18,518
8% 10/1/18	3,000	3,473
8.5% 4/15/19	9,363	10,533
Hologic, Inc. 6.25% 8/1/20 (e)	7,235	7,669
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	$ 8,060	$ 7,415
IMS Health, Inc. 6% 11/1/20 (e)	3,790	3,856
Inverness Medical Innovations, Inc. 7.875% 2/1/16	12,892	13,408
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	5,010	5,141
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	1,855	2,092
Kindred Healthcare, Inc. 8.25% 6/1/19	2,580	2,509
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	7,485	7,260
Mylan, Inc. 6% 11/15/18 (e)	7,471	7,994
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	16,945	18,301
6.75% 10/15/22	11,538	12,634
7.5% 2/15/20	6,951	7,646
Radiation Therapy Services, Inc. 8.875% 1/15/17	7,505	7,261
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	3,882
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	6,980	7,521
8.125% 11/1/18 (e)	3,670	3,945
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	2,295	2,284
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,724
Tenet Healthcare Corp.:
4.75% 6/1/20 (e)	5,245	5,206
6.25% 11/1/18	6,620	7,166
6.75% 2/1/20 (e)	5,635	5,593
8.875% 7/1/19	9,271	10,407
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)	9,350	9,841
6.5% 7/15/16 (e)	8,345	8,783
6.75% 8/15/21 (e)	16,343	17,364
6.875% 12/1/18 (e)	23,609	25,173
7% 10/1/20 (e)	2,900	3,121
7.25% 7/15/22 (e)	8,905	9,640
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	10,669	11,042
7.75% 2/1/19 (e)	10,005	10,355
8% 2/1/18	10,730	11,106
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
VPI Escrow Corp. 6.375% 10/15/20 (e)	$ 12,220	$ 12,862
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	4,745	4,413
		507,843
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	4,248	4,593
11.625% 6/15/17	11,413	12,668
KB Home:
7.25% 6/15/18	4,400	4,741
8% 3/15/20	9,475	10,565
Realogy Corp.:
7.625% 1/15/20 (e)	4,665	5,248
7.875% 2/15/19 (e)	2,468	2,647
11.5% 4/15/17	5,441	5,863
Ryland Group, Inc. 5.375% 10/1/22	2,115	2,136
Standard Pacific Corp.:
8.375% 5/15/18	11,118	12,952
8.375% 1/15/21	7,216	8,353
		69,766
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	1,825	1,994
FelCor Lodging LP 6.75% 6/1/19	15,195	16,221
Host Hotels & Resorts LP:
5.25% 3/15/22	10,000	11,050
5.875% 6/15/19	9,380	10,318
6% 10/1/21	4,310	5,000
		44,583
Insurance - 0.0%
USI Holdings Corp. 4.3095% 11/15/14 (e)(h)	375	364
Leisure - 0.6%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	12,449	9,197
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,413
NCL Corp. Ltd. 11.75% 11/15/16	4,465	5,124
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	14,980
yankee 7.25% 6/15/16	1,467	1,658
		38,372
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18	$ 4,100	$ 4,141
Alpha Natural Resources, Inc.:
6% 6/1/19	18,535	16,125
6.25% 6/1/21	12,735	11,111
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	1,625	1,479
Calcipar SA 6.875% 5/1/18 (e)	1,635	1,643
CONSOL Energy, Inc.:
8% 4/1/17	22,892	24,266
8.25% 4/1/20	15,048	16,008
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	4,005	3,805
7% 11/1/15 (e)	15,520	15,675
8.25% 11/1/19 (e)	10,500	10,553
Peabody Energy Corp.:
6% 11/15/18	9,620	9,957
7.375% 11/1/16	2,503	2,866
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	5,530	5,807
SunCoke Energy, Inc. 7.625% 8/1/19	4,150	4,233
		127,669
Paper - 0.6%
NewPage Corp. 11.375% 12/31/14 (c)	33,309	15,905
P.H. Glatfelter Co. 5.375% 10/15/20 (e)	2,780	2,822
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	1,800	1,701
Xerium Technologies, Inc. 8.875% 6/15/18	21,100	17,724
		38,152
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc.:
11.5% 4/15/20 (e)	985	1,054
12% 6/30/19 (e)	13,680	12,996
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	1,448	1,234
		15,284
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	12,340	13,944
Landry's Acquisition Co. 9.375% 5/1/20 (e)	3,920	4,155
Roadhouse Financing, Inc. 10.75% 10/15/17	4,448	4,159
Wok Acquisition Corp. 10.25% 6/30/20 (e)	3,245	3,464
		25,722
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - 0.9%
Air Lease Corp. 5.625% 4/1/17 (e)	$ 7,705	$ 7,955
ARAMARK Corp. 3.9446% 2/1/15 (h)	17,519	17,497
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9345% 5/15/14 (h)	6,559	6,518
7.75% 5/15/16	4,549	4,668
Laureate Education, Inc. 9.25% 9/1/19 (e)(g)	11,490	11,318
The Geo Group, Inc.:
6.625% 2/15/21	1,988	2,137
7.75% 10/15/17	1,756	1,896
United Rentals North America, Inc. 6.125% 6/15/23	6,370	6,474
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	3,505	3,759
		62,222
Shipping - 1.6%
HDTFS, Inc.:
5.875% 10/15/20 (e)	5,815	5,873
6.25% 10/15/22 (e)	4,150	4,202
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	28,830	27,100
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	21,476	19,436
8.875% 11/1/17	16,546	17,084
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	1,620	1,543
Ship Finance International Ltd. 8.5% 12/15/13	19,152	19,200
Teekay Corp. 8.5% 1/15/20	4,508	4,745
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	3,871
		103,054
Steel - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	11,064	10,428
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	16,063	16,304
		26,732
Super Retail - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,758	19,391
Claire's Stores, Inc.:
8.875% 3/15/19	1,119	1,014
9% 3/15/19 (e)	42,640	44,665
J. Crew Group, Inc. 8.125% 3/1/19	15,828	16,441
Limited Brands, Inc.:
6.625% 4/1/21	9,440	10,809
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Limited Brands, Inc.: - continued
7% 5/1/20	$ 4,578	$ 5,242
Office Depot, Inc. 9.75% 3/15/19 (e)	5,365	5,338
Sally Holdings LLC 6.875% 11/15/19	3,800	4,223
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	14,725	14,854
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	3,890	3,802
10.625% 7/15/17 (e)	15,474	14,236
		140,015
Technology - 5.0%
Avaya, Inc.:
7% 4/1/19 (e)	50,323	45,291
9.75% 11/1/15	45,520	40,058
10.125% 11/1/15 pay-in-kind (h)	51,738	46,047
CDW LLC/CDW Finance Corp.:
8% 12/15/18	5,562	6,076
8.5% 4/1/19	14,555	15,519
Ceridian Corp.:
8.875% 7/15/19 (e)	2,665	2,818
11.25% 11/15/15	1,697	1,655
CommScope, Inc. 8.25% 1/15/19 (e)	3,622	3,903
First Data Corp.:
6.75% 11/1/20 (e)	10,310	10,310
7.375% 6/15/19 (e)	10,985	11,342
8.25% 1/15/21 (e)	4,566	4,566
8.75% 1/15/22 pay-in-kind (e)(h)	8,382	8,466
10.55% 9/24/15 pay-in-kind (h)	2,340	2,399
12.625% 1/15/21	11,712	12,093
Freescale Semiconductor, Inc.:
8.05% 2/1/20	2,385	2,230
9.25% 4/15/18 (e)	14,181	15,315
10.125% 3/15/18 (e)	12,476	13,474
Infor US, Inc. 9.375% 4/1/19	3,310	3,641
Jabil Circuit, Inc.:
4.7% 9/15/22	5,000	5,000
5.625% 12/15/20	3,170	3,368
Lucent Technologies, Inc. 6.45% 3/15/29	3,524	2,229
Nuance Communications, Inc. 5.375% 8/15/20 (e)	14,025	14,306
Radio Systems Corp. 8.375% 11/1/19 (e)	3,795	3,871
Sanmina-SCI Corp. 7% 5/15/19 (e)	12,925	12,602
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Serena Software, Inc. 10.375% 3/15/16	$ 2,183	$ 2,248
Spansion LLC 7.875% 11/15/17	7,657	7,657
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)(g)	9,490	9,573
Viasystems, Inc. 7.875% 5/1/19 (e)	7,145	6,984
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	16,805	17,519
13.375% 10/15/19 (e)	3,110	3,211
		333,771
Telecommunications - 5.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (c)	18,748	13,124
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	2,465	2,496
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	6,057	6,451
Clearwire Escrow Corp. 12% 12/1/15 (e)	6,021	6,382
Cricket Communications, Inc. 7.75% 10/15/20	18,230	18,800
Crown Castle International Corp. 5.25% 1/15/23 (e)	9,385	9,690
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,708
Frontier Communications Corp.:
8.25% 4/15/17	7,119	8,187
8.5% 4/15/20	14,722	16,857
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (e)	8,000	7,950
7.25% 4/1/19	14,240	15,272
7.5% 4/1/21	16,635	17,883
Intelsat Luxembourg SA:
11.25% 2/4/17	5,620	5,922
11.5% 2/4/17 pay-in-kind (h)	30,943	32,567
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	3,955	4,163
Level 3 Financing, Inc. 7% 6/1/20 (e)	5,515	5,598
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,976
Nextel Communications, Inc. 7.375% 8/1/15	23,818	23,848
NII Capital Corp. 7.625% 4/1/21	6,645	5,250
SBA Communications Corp. 5.625% 10/1/19 (e)	3,740	3,829
Sprint Capital Corp. 6.9% 5/1/19	34,939	37,996
Sprint Nextel Corp.:
8.375% 8/15/17	7,914	9,180
9% 11/15/18 (e)	3,320	4,100
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	$ 13,610	$ 14,188
ViaSat, Inc. 6.875% 6/15/20 (e)	7,360	7,710
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,159	6,980
11.75% 7/15/17 (e)	14,766	14,397
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	19,587	15,943
Windstream Corp. 7% 3/15/19	3,196	3,272
		331,719
Textiles & Apparel - 0.5%
DPL, Inc. 7.75% 10/15/20 (e)	5,660	5,603
Hanesbrands, Inc. 6.375% 12/15/20	26,933	29,357
		34,960
TOTAL NONCONVERTIBLE BONDS		4,778,596
TOTAL CORPORATE BONDS (Cost $4,590,700)		4,803,667
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	130,381	4,853
Building Materials - 0.2%
Nortek, Inc. (a)	189,125	11,255
Chemicals - 0.0%
LyondellBasell Industries NV Class A	671	36
Publishing/Printing - 0.0%
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	0
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,405
Class B (a)	5,854	468
		1,873
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,045
TOTAL COMMON STOCKS (Cost $37,164)		19,062
Preferred Stocks - 2.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	25,358	$ 28,267
Huntington Bancshares, Inc. 8.50%	22,162	27,038
Wells Fargo & Co. 7.50%	3,813	4,766
		60,071
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,400	10,400
Electric Utilities - 0.0%
PPL Corp. 8.75%	49,100	2,658
Energy - 0.1%
Chesapeake Energy Corp. Series A, 5.75% (e)	10,600	10,050
TOTAL CONVERTIBLE PREFERRED STOCKS		83,179
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	26,830	25,757
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	223,587	6,218
GMAC Capital Trust I Series 2, 8.125%	995,482	26,022
		32,240
TOTAL NONCONVERTIBLE PREFERRED STOCKS		57,997
TOTAL PREFERRED STOCKS (Cost $118,491)		141,176
Floating Rate Loans - 12.5%
	Principal Amount (000s)
Air Transportation - 0.5%
US Airways Group, Inc. term loan 2.711% 3/23/14 (h)	$ 34,292	33,435
Automotive - 0.5%
Allison Transmission, Inc. Tranche B 3LN, term loan 4.25% 8/23/19 (h)	2,605	2,612
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	9,757	9,964
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	1,424	1,428
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (h)	$ 14,817	$ 13,854
Tranche C, term loan 2.1475% 12/27/15 (h)	7,560	7,068
		34,926
Broadcasting - 0.4%
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (h)	1,185	1,197
Univision Communications, Inc. term loan 4.462% 3/31/17 (h)	21,878	21,549
VNU, Inc. Tranche C, term loan 3.4685% 5/1/16 (h)	3,591	3,600
		26,346
Building Materials - 0.0%
CPG International I, Inc. term loan 5.75% 9/21/19 (h)	910	908
Cable TV - 1.0%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	29,447	29,373
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (h)	2,469	2,503
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	32,543	32,788
		64,664
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	1,755	1,781
Tranche B 1LN, term loan 4.7989% 6/7/18 (h)	4,900	4,937
		6,718
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	4,184	4,273
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	7,637	7,598
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (h)	5,766	5,845
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,119	1,142
		18,858
Containers - 0.0%
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (h)	1,175	1,175
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	10,000	10,200
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - 0.7%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6123% 12/15/14 (h)	$ 21,223	$ 21,117
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (h)	34,622	22,634
		43,751
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.212% 11/14/14 (h)	14,692	14,398
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	3,373	3,377
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (h)	12,105	12,090
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)	2,630	2,643
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	1,680	1,697
		34,205
Environmental - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (h)	3,370	3,412
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.97% 6/4/14 (h)	6,509	6,444
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/23/19 (h)	2,565	2,565
Gaming - 0.2%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	4,990	5,022
Harrah's Entertainment, Inc. Tranche B-6, term loan 5.4607% 1/28/18 (h)	9,740	8,693
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (h)	2,615	2,618
		16,333
Healthcare - 0.9%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (h)	3,379	3,366
ConvaTec, Inc. term loan 5.25% 12/22/16 (h)	3,200	3,208
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	4,081	4,107
Genesis HealthCare Corp. Tranche B, term loan 10.0084% 9/27/17 (h)	7,640	7,334
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	5,501	5,556
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc.:
Tranche B2, term loan 3.6123% 3/31/17 (h)	$ 3,376	$ 3,381
Tranche B3, term loan 3.462% 5/1/18 (h)	10,022	10,035
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	8,421	8,432
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (h)	770	775
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	3,408	3,451
VWR Funding, Inc. term loan 2.712% 6/29/14 (h)	8,172	8,163
		57,808
Homebuilders/Real Estate - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/11/17 (h)	10,075	10,062
Realogy Corp.:
Credit-Linked Deposit 4.4643% 10/10/16 (h)	1,518	1,506
term loan 4.464% 10/10/16 (h)	20,082	20,032
		31,600
Publishing/Printing - 0.7%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (h)	7,850	7,870
Thomson Learning Tranche B, term loan 2.47% 7/5/14 (h)	42,789	40,650
		48,520
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	7,637	7,713
Services - 0.1%
ServiceMaster Co.:
term loan 2.71% 7/24/14 (h)	7,014	6,996
Tranche DD, term loan 2.71% 7/24/14 (h)	698	696
		7,692
Steel - 0.7%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (h)	2,065	2,075
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	45,600	45,429
		47,504
Super Retail - 1.1%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (h)	1,605	1,623
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	6,550	6,526
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (h)	$ 10,870	$ 10,911
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	38,970	38,775
Serta Simmons Holdings, LLC Tranche B, term loan 5.4334% 10/1/19 (h)	13,030	12,997
		70,832
Technology - 2.6%
Avaya, Inc.:
term loan 3.1769% 10/27/14 (h)	13,574	13,167
Tranche B 3LN, term loan 4.9269% 10/26/17 (h)	35,316	31,519
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	16,672	16,568
Ceridian Corp. Tranche B, term loan 5.964% 5/10/17 (h)	1,170	1,174
First Data Corp. term loan 4.2107% 3/24/18 (h)	62,795	60,186
Freescale Semiconductor, Inc. term loan 4.4645% 12/1/16 (h)	20,160	19,505
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/24/19 (h)	6,135	6,135
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (h)	11,005	11,115
NXP BV:
term loan 4.5% 3/4/17 (h)	2,977	3,007
Tranche A6, term loan 5.25% 3/19/19 (h)	7,388	7,462
SunGard Data Systems, Inc. Tranche C, term loan 3.9685% 2/28/17 (h)	5,153	5,173
		175,011
Telecommunications - 1.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	4,071	4,091
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	47,427	44,107
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	1	1
Intelsat Jackson Holdings SA:
term loan 3.214% 2/1/14 (h)	12,730	12,539
Tranche B, term loan 4.5% 4/2/18 (h)	17,182	17,311
		78,049
TOTAL FLOATING RATE LOANS (Cost $820,457)		828,669
Preferred Securities - 0.2%
	Principal Amount (000s)	Value (000s)
Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (f)(h)	$ 3,300	$ 3,747
8.125% (f)(h)	6,453	7,502
TOTAL PREFERRED SECURITIES (Cost $9,687)		11,249
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $767,361)	767,360,677	767,361
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,343,860)		6,571,184
NET OTHER ASSETS (LIABILITIES) - 0.6%		37,795
NET ASSETS - 100%		$ 6,608,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,851,097,000 or 28.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,045,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 531
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,445	$ -	$ 10,400	$ 1,045
Energy	10,050	-	10,050	-
Financials	122,921	97,164	25,757	-
Industrials	13,128	11,255	-	1,873
Materials	36	36	-	-
Utilities	2,658	-	2,658	-
Corporate Bonds	4,803,667	-	4,803,667	-
Floating Rate Loans	828,669	-	818,469	10,200
Preferred Securities	11,249	-	11,249	-
Money Market Funds	767,361	767,361	-	-
Total Investments in Securities:	$ 6,571,184	$ 875,816	$ 5,682,250	$ 13,118
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
Luxembourg	2.5%
Netherlands	1.4%
Australia	1.2%
Cayman Islands	1.2%
Marshall Islands	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,576,499)	$ 5,803,823
Fidelity Central Funds (cost $767,361)	767,361
Total Investments (cost $6,343,860)		$ 6,571,184
Cash		56,490
Receivable for investments sold		19,791
Receivable for fund shares sold		9,694
Dividends receivable		676
Interest receivable		92,653
Distributions receivable from Fidelity Central Funds		134
Other receivables		14
Total assets		6,750,636

Liabilities
Payable for investments purchased Regular delivery	$ 89,709
Delayed delivery	36,174
Payable for fund shares redeemed	6,545
Distributions payable	5,287
Accrued management fee	3,052
Other affiliated payables	785
Other payables and accrued expenses	105
Total liabilities		141,657

Net Assets		$ 6,608,979
Net Assets consist of:
Paid in capital		$ 6,420,276
Undistributed net investment income		70,612
Accumulated undistributed net realized gain (loss) on investments		(109,233)
Net unrealized appreciation (depreciation) on investments		227,324
Net Assets, for 711,599 shares outstanding		$ 6,608,979
Net Asset Value, offering price and redemption price per share ($6,608,979 ÷ 711,599 shares)		$ 9.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2012

Investment Income
Dividends		$ 5,825
Interest		199,650
Income from Fidelity Central Funds		531
Total income		206,006

Expenses
Management fee	$ 16,932
Transfer agent fees	3,941
Accounting fees and expenses	606
Custodian fees and expenses	37
Independent trustees' compensation	21
Registration fees	88
Audit	82
Legal	17
Miscellaneous	28
Total expenses before reductions	21,752
Expense reductions	(2)	21,750
Net investment income (loss)		184,256
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		46,307
Change in net unrealized appreciation (depreciation) on investment securities		88,066
Net gain (loss)		134,373
Net increase (decrease) in net assets resulting from operations		$ 318,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2012	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 184,256	$ 329,801
Net realized gain (loss)	46,307	52,095
Change in net unrealized appreciation (depreciation)	88,066	(124,822)
Net increase (decrease) in net assets resulting from operations	318,629	257,074
Distributions to shareholders from net investment income	(165,145)	(327,513)
Share transactions
Proceeds from sales of shares	1,223,723	2,434,109
Reinvestment of distributions	133,396	267,080
Cost of shares redeemed	(619,131)	(1,699,401)
Net increase (decrease) in net assets resulting from share transactions	737,988	1,001,788
Redemption fees	269	1,316
Total increase (decrease) in net assets	891,741	932,665

Net Assets
Beginning of period	5,717,238	4,784,573
End of period (including undistributed net investment income of $70,612 and undistributed net investment income of $51,501, respectively)	$ 6,608,979	$ 5,717,238
Other Information
Shares Sold	133,788	275,839
Issued in reinvestment of distributions	14,638	30,266
Redeemed	(68,442)	(192,887)
Net increase (decrease)	79,984	113,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - High Income

	Six months ended October 31,
	2012	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.05	$ 9.23	$ 8.82	$ 6.83	$ 8.59	$ 9.17
Income from Investment Operations
Net investment income (loss) D	.280	.600	.661	.651	.640	.639
Net realized and unrealized gain (loss)	.212	(.185)	.381	1.934	(1.799)	(.566)
Total from investment operations	.492	.415	1.042	2.585	(1.159)	.073
Distributions from net investment income	(.252)	(.597)	(.633)	(.586)	(.604)	(.654)
Distributions from net realized gain	-	-	-	(.010)	-	-
Total distributions	(.252)	(.597)	(.633)	(.596)	(.604)	(.654)
Redemption fees added to paid in capital D	- H	.002	.001	.001	.003	.001
Net asset value, end of period	$ 9.29	$ 9.05	$ 9.23	$ 8.82	$ 6.83	$ 8.59
Total Return B,C	5.52%	4.90%	12.36%	38.94%	(13.26)%	.99%
Ratios to Average Net AssetsE,G
Expenses before reductions	.72% A	.76%	.75%	.75%	.77%	.75%
Expenses net of fee waivers, if any	.72% A	.76%	.75%	.75%	.77%	.75%
Expenses net of all reductions	.72% A	.76%	.75%	.75%	.77%	.74%
Net investment income (loss)	6.10% A	6.79%	7.44%	8.09%	9.04%	7.36%
Supplemental Data
Net assets, end of period (in millions)	$ 6,609	$ 5,717	$ 4,785	$ 7,158	$ 5,198	$ 5,436
Portfolio turnover rateF	41% A	35%	55%	65%	27%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or reliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 379,621
Gross unrealized depreciation	(116,951)
Net unrealized appreciation (depreciation) on securities and other investments	$ 262,670

Tax cost	$ 6,308,514

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

Fiscal year expiration
2017	$ (51,200)
2018	(101,134)
Total capital loss carryforward	$ (152,334)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,567,364 and $1,111,697, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were twenty-eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, brokers and agent banks provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 14, 2012

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR the fact that the fund underperformed its benchmark for each period measured. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPH-USAN-1212
1.784853.109

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Semiannual Report

October 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2012 to October 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Expenses Paid During Period* May 1, 2012 to October 31, 2012
Series High Income	.71%
Actual		$ 1,000.00	$ 1,056.90	$ 3.68
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.62
Class F	.58%
Actual		$ 1,000.00	$ 1,057.60	$ 3.01
Hypothetical A		$ 1,000.00	$ 1,022.28	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Avaya, Inc.	3.0	3.5
International Lease Finance Corp.	2.9	3.4
First Data Corp.	1.7	2.0
Ally Financial Inc.	1.6	1.8
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.2
	10.7
Top Five Market Sectors as of October 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.7	8.9
Healthcare	8.9	9.2
Technology	8.4	9.1
Electric Utilities	7.2	6.8
Telecommunications	7.2	7.5
Quality Diversification (% of fund's net assets)
As of October 31, 2012	As of April 30, 2012
BBB 2.3%	BBB 0.9%
BB 22.1%	BB 21.3%
B 53.0%	B 56.2%
CCC,CC,C 10.7%	CCC,CC,C 11.3%
D 0.1%	D 0.0%
Not Rated 2.1%	Not Rated 1.1%
Equities 2.7%	Equities 3.1%
Short-Term Investments and Net Other Assets 7.0%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2012*		As of April 30, 2012**
	Nonconvertible Bonds 76.1%		Nonconvertible Bonds 76.7%
	Convertible Bonds, Preferred Stocks 2.3%		Convertible Bonds, Preferred Stocks 2.2%
	Common Stocks 0.8%		Common Stocks 1.0%
	Floating Rate Loans 13.6%		Floating Rate Loans 13.6%
	Other Investments 0.2%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 7.0%		Short-Term Investments and Net Other Assets (Liabilities) 6.1%
* Foreign investments	12.9%	** Foreign investments	12.2%

Semiannual Report

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.5%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,597,895
4.5% 11/15/29 (d)	1,814,000	1,899,984
		3,497,879
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/66	35,838,000	32,478,188
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	774,048
TOTAL CONVERTIBLE BONDS		36,750,115
Nonconvertible Bonds - 76.1%
Aerospace - 0.3%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,637,890
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18	8,013,000	8,654,040
7.125% 3/15/21	13,013,000	13,988,975
		29,280,905
Air Transportation - 0.0%
Continental Airlines, Inc. 3.5433% 6/2/13 (h)	2,056,690	2,046,406
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,790,249	3,034,396
		5,080,802
Automotive - 3.2%
ArvinMeritor, Inc.:
8.125% 9/15/15	1,795,000	1,799,488
10.625% 3/15/18	2,438,000	2,462,380
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	10,810,000	11,499,138
8.25% 6/15/21	8,965,000	9,547,725
Continental Rubber of America Corp. 4.5% 9/15/19 (e)	5,805,000	5,819,513
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,769,438
6.75% 2/15/21	4,885,000	5,141,463
Delphi Corp.:
5.875% 5/15/19	22,965,000	24,572,550
6.125% 5/15/21	15,255,000	16,856,775
Exide Technologies 8.625% 2/1/18	6,810,000	5,626,763
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Co.:
6.375% 2/1/29	$ 4,276,000	$ 4,705,995
6.625% 2/15/28	2,943,000	3,238,819
6.625% 10/1/28	1,075,000	1,222,484
7.125% 11/15/25	175,000	199,938
7.45% 7/16/31	3,680,000	4,655,200
Ford Motor Credit Co. LLC:
5% 5/15/18	29,955,000	33,041,683
5.75% 2/1/21	7,744,000	8,847,675
5.875% 8/2/21	50,685,000	58,358,861
6.625% 8/15/17	8,930,000	10,440,563
8% 12/15/16	1,824,000	2,208,919
8.125% 1/15/20	10,628,000	13,507,635
General Motors Acceptance Corp. 8% 11/1/31	26,411,000	31,456,161
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	1
7.2% 1/15/11 (c)	5,277,000	1
7.7% 4/15/16 (c)	8,201,000	1
8.25% 7/15/23 (c)	7,519,000	1
8.375% 7/15/33 (c)	15,931,000	2
International Automotive Components Group SA 9.125% 6/1/18 (e)	8,050,000	7,647,500
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,582,000	2,785,333
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,711,616
7.75% 8/15/18	4,072,000	4,438,480
Tomkins LLC/Tomkins, Inc. 9.25% 10/1/18	1,884,000	2,105,370
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	21,213,000	23,069,138
		307,736,609
Banks & Thrifts - 1.6%
Ally Financial, Inc.:
3.6375% 2/11/14 (h)	21,335,000	21,601,688
4.5% 2/11/14	4,220,000	4,346,600
5.5% 2/15/17	15,315,000	16,195,613
6.25% 12/1/17	1,024,000	1,121,280
7.5% 9/15/20	33,775,000	39,812,281
8% 3/15/20	28,438,000	33,915,159
General Motors Acceptance Corp. 6.75% 12/1/14	9,100,000	9,873,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - continued
GMAC LLC:
6.75% 12/1/14	$ 13,444,000	$ 14,452,300
8% 12/31/18	7,311,000	8,243,153
8% 11/1/31	2,725,000	3,235,938
		152,797,512
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	2,170,640
10.75% 8/1/16	6,984,000	5,168,160
Nexstar Broadcasting, Inc.:
7% 1/15/14	281,000	281,984
7% 1/15/14 pay-in-kind	8,276,000	8,304,966
Starz LLC/Starz Finance Corp. 5% 9/15/19 (e)	8,565,000	8,714,888
Univision Communications, Inc.:
6.75% 9/15/22 (e)	5,640,000	5,640,000
6.875% 5/15/19 (e)	13,680,000	13,953,600
		44,234,238
Building Materials - 3.7%
Associated Materials LLC 9.125% 11/1/17	40,142,000	39,640,225
Building Materials Corp. of America 6.75% 5/1/21 (e)	7,455,000	8,125,950
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	17,235,000	18,441,450
CEMEX Finance LLC:
9.375% 10/12/22 (e)	11,065,000	11,493,769
9.5% 12/14/16 (e)	11,165,000	11,834,900
CEMEX SA de CV:
5.3623% 9/30/15 (e)(h)	51,910,000	50,778,362
9% 1/11/18 (e)	28,880,000	29,963,000
HD Supply, Inc. 11.5% 7/15/20 (e)	27,880,000	29,343,700
Headwaters, Inc. 7.625% 4/1/19	29,216,000	29,946,400
Interline Brands, Inc. 7.5% 11/15/18	2,381,000	2,595,290
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (e)(h)	2,455,000	2,642,194
Masco Corp.:
5.95% 3/15/22	18,445,000	20,639,199
6.125% 10/3/16	2,705,000	2,960,790
7.125% 3/15/20	7,186,000	8,281,865
Masonite International Corp. 8.25% 4/15/21 (e)	3,975,000	4,173,750
Ply Gem Industries, Inc.:
8.25% 2/15/18	36,097,000	38,533,548
9.375% 4/15/17 (e)	4,475,000	4,721,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - continued
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (e)	$ 10,705,000	$ 11,240,250
USG Corp.:
7.875% 3/30/20 (e)	9,590,000	10,453,100
8.375% 10/15/18 (e)	11,760,000	12,906,600
		348,715,467
Cable TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	38,860,000	41,288,750
6.625% 1/31/22	16,840,000	18,313,500
7% 1/15/19	34,476,000	37,061,700
7.375% 6/1/20	11,590,000	12,966,892
7.875% 4/30/18	3,467,000	3,744,360
CSC Holdings LLC:
6.75% 11/15/21 (e)	9,140,000	10,145,400
8.625% 2/15/19	4,308,000	5,104,980
DISH DBS Corp. 6.75% 6/1/21	15,955,000	17,769,881
EchoStar Communications Corp. 7.125% 2/1/16	11,031,000	12,271,988
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (e)	3,500,000	3,780,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.5% 3/15/19 (e)	2,795,000	3,074,500
8.125% 12/1/17 (e)	5,475,000	5,926,688
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	42,728,000	45,505,320
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	11,355,000	12,405,338
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	5,860,000	6,284,850
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	8,221,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	11,770,000	12,181,950
		256,047,597
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,938,000
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	3,006,720
CNH Capital LLC:
3.875% 11/1/15 (e)	11,625,000	11,944,688
6.25% 11/1/16 (e)	6,105,000	6,623,925
Coleman Cable, Inc. 9% 2/15/18	15,926,000	17,001,005
General Cable Corp. 5.75% 10/1/22 (e)	13,990,000	14,234,825
Manitowoc Co., Inc. 5.875% 10/15/22	8,375,000	8,375,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)(g)	$ 11,035,000	$ 11,007,413
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	11,310,000	12,016,875
		92,148,451
Chemicals - 1.9%
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	6,277,450
6.625% 10/15/18	8,055,000	8,759,813
Chemtura Corp. 7.875% 9/1/18	10,347,000	10,838,483
Hexion US Finance Corp. 6.625% 4/15/20	2,905,000	2,905,000
INEOS Finance PLC:
7.5% 5/1/20 (e)	12,935,000	12,999,675
8.375% 2/15/19 (e)	5,870,000	6,163,500
INEOS Group Holdings PLC 8.5% 2/15/16 (e)	10,375,000	10,011,875
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	5,545,000	6,099,500
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	3,024,080
LyondellBasell Industries NV:
5% 4/15/19	28,980,000	31,370,850
5.75% 4/15/24	11,525,000	13,311,375
6% 11/15/21	6,710,000	7,750,050
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)	29,905,000	29,232,138
NOVA Chemicals Corp. 8.625% 11/1/19	1,712,000	1,934,560
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	3,975,000	4,074,375
Olin Corp. 5.5% 8/15/22	3,945,000	4,004,175
Rockwood Specialties Group, Inc. 4.625% 10/15/20	17,610,000	18,138,300
Taminco Global Chemical Corp. 9.75% 3/31/20 (e)	2,550,000	2,766,750
		179,661,949
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,340,415
Libbey Glass, Inc. 6.875% 5/15/20 (e)	5,690,000	6,074,075
Prestige Brands, Inc. 8.125% 2/1/20	1,575,000	1,760,063
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,127,905
Wolverine World Wide, Inc. 6.125% 10/15/20 (e)	5,085,000	5,275,688
		20,578,146
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 3.0%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	$ 6,425,000	$ 6,906,875
9.125% 10/15/20 (e)	10,647,000	11,179,350
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (e)	2,260,000	2,429,500
9.125% 10/15/20 (e)	20,729,000	21,713,628
Berry Plastics Corp. 5.0903% 2/15/15 (h)	32,653,000	32,653,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	4,095,000	4,361,175
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	9,503,000	10,488,936
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	3,012,230
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (e)	19,625,000	19,894,844
6.875% 2/15/21	28,046,000	29,798,875
7.125% 4/15/19	7,737,000	8,239,905
7.875% 8/15/19	26,275,000	28,508,375
8.25% 2/15/21	25,364,000	24,920,130
9% 4/15/19	9,686,000	9,807,075
9.875% 8/15/19	20,695,000	21,678,013
Sealed Air Corp.:
8.125% 9/15/19 (e)	16,295,000	17,843,025
8.375% 9/15/21 (e)	18,235,000	19,967,325
Tekni-Plex, Inc. 9.75% 6/1/19 (e)	14,400,000	15,408,000
		288,810,261
Diversified Financial Services - 5.4%
Aircastle Ltd.:
7.625% 4/15/20	3,080,000	3,403,400
9.75% 8/1/18	11,849,000	13,418,993
CIT Group, Inc.:
4.25% 8/15/17	8,475,000	8,644,500
5% 5/15/17	30,415,000	32,011,788
5% 8/15/22	8,475,000	8,771,625
5.25% 3/15/18	23,120,000	24,565,000
5.375% 5/15/20	20,560,000	21,896,400
5.5% 2/15/19 (e)	11,890,000	12,677,713
6.625% 4/1/18 (e)	3,000,000	3,345,000
Eileme 2 AB 11.625% 1/31/20 (e)	3,185,000	3,567,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	$ 31,594,000	$ 33,963,550
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,509,930
5.65% 6/1/14	3,798,000	3,983,153
5.75% 5/15/16	14,235,000	15,053,513
5.875% 5/1/13	5,475,000	5,591,344
6.25% 5/15/19	22,245,000	23,974,571
6.625% 11/15/13	19,195,000	20,058,775
7.125% 9/1/18 (e)	29,553,000	34,650,893
8.25% 12/15/20	14,326,000	16,833,050
8.625% 9/15/15	55,155,000	61,773,600
8.625% 1/15/22	13,840,000	16,729,100
8.75% 3/15/17	37,296,000	43,356,600
8.875% 9/1/17	27,430,000	32,298,825
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	17,890,000	3,980,525
SLM Corp.:
6% 1/25/17	15,240,000	16,611,600
6.25% 1/25/16	2,430,000	2,630,475
7.25% 1/25/22	4,055,000	4,470,638
8% 3/25/20	22,883,000	26,372,658
8.45% 6/15/18	10,520,000	12,502,284
		513,646,703
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
7.625% 3/15/20	1,455,000	1,371,338
7.625% 3/15/20	13,740,000	13,087,350
Lamar Media Corp.:
5% 5/1/23 (e)	5,515,000	5,515,000
5.875% 2/1/22	3,760,000	3,985,600
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (e)	5,605,000	5,576,975
7.75% 10/15/18	9,435,000	10,543,613
Quebecor Media, Inc. 5.75% 1/15/23 (e)	13,960,000	14,274,100
WMG Acquisition Corp. 6% 1/15/21 (e)	3,660,000	3,682,875
		58,036,851
Electric Utilities - 6.5%
Atlantic Power Corp. 9% 11/15/18	25,315,000	27,466,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Corp.:
7.5% 2/15/21 (e)	$ 72,998,000	$ 79,750,315
7.875% 7/31/20 (e)	24,158,000	26,634,195
7.875% 1/15/23 (e)	32,790,000	36,069,000
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,570,800
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,475,000	1,663,063
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,957,000	10,031,840
11% 10/1/21	18,381,000	18,564,810
11.75% 3/1/22 (e)	44,410,000	43,410,775
Everest Acquisition LLC / Everest Acquisition Finance, Inc.:
6.875% 5/1/19 (e)	11,035,000	11,890,213
9.375% 5/1/20 (e)	22,965,000	25,433,738
GenOn Energy, Inc.:
9.5% 10/15/18	35,499,000	40,468,860
9.875% 10/15/20	44,812,000	50,301,470
InterGen NV 9% 6/30/17 (e)	82,917,000	78,563,858
Mirant Americas Generation LLC:
8.5% 10/1/21	35,482,000	38,675,380
9.125% 5/1/31	14,621,000	15,352,050
NRG Energy, Inc.:
7.625% 5/15/19	5,470,000	5,770,850
7.875% 5/15/21	6,125,000	6,691,563
NSG Holdings II, LLC 7.75% 12/15/25 (e)	10,021,000	10,321,630
Puget Energy, Inc.:
5.625% 7/15/22 (e)	7,350,000	7,988,311
6% 9/1/21	12,615,000	14,174,845
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	15,666,480
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,416,415	1,481,924
The AES Corp.:
7.375% 7/1/21	23,825,000	26,624,438
8% 10/15/17	16,106,000	18,441,370
9.75% 4/15/16	3,806,000	4,552,928
		620,561,481
Energy - 9.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	5,940,000	6,355,800
7% 5/20/22	12,725,000	13,711,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	$ 9,120,000	$ 9,576,000
6.5% 5/20/21	2,007,000	2,127,420
Antero Resources Finance Corp. 7.25% 8/1/19	16,240,000	17,539,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (e)	2,390,000	2,473,650
ATP Oil & Gas Corp. 11.875% 5/1/15 (c)	26,284,000	3,942,600
Atwood Oceanics, Inc. 6.5% 2/1/20	2,285,000	2,450,663
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19	5,625,000	6,046,875
Chesapeake Energy Corp.:
6.125% 2/15/21	32,905,000	33,316,313
6.625% 8/15/20	11,430,000	12,001,500
6.875% 11/15/20	20,570,000	21,804,200
7.25% 12/15/18	6,815,000	7,309,088
9.5% 2/15/15	28,431,000	31,842,720
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	11,900,000	12,554,500
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)	8,940,000	8,515,350
Continental Resources, Inc.:
5% 9/15/22 (e)	22,505,000	23,742,775
7.125% 4/1/21	2,445,000	2,713,950
7.375% 10/1/20	3,587,000	4,017,440
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19	12,590,000	12,873,275
Denbury Resources, Inc. 8.25% 2/15/20	7,817,000	8,833,210
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (e)	9,545,000	9,473,413
Energy Transfer Equity LP 7.5% 10/15/20	36,250,000	41,234,375
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (e)	6,720,000	6,938,400
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	36,951,000	37,874,775
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	14,340,000	13,838,100
Forest Oil Corp.:
7.25% 6/15/19	32,112,000	32,593,680
7.5% 9/15/20 (e)	8,415,000	8,604,338
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,925,590
Gulfmark Offshore, Inc. 6.375% 3/15/22 (e)	2,585,000	2,688,400
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	9,240,000	9,401,700
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	34,940,000	34,940,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
6.5% 5/15/19	$ 10,850,000	$ 10,958,500
7.75% 2/1/21	14,292,000	15,256,710
8.625% 4/15/20	21,983,000	24,043,906
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23	4,635,000	4,855,163
6.25% 6/15/22	20,225,000	22,045,250
MRC Global, Inc. 9.5% 12/15/16	24,058,000	26,006,698
Offshore Group Investment Ltd.:
7.5% 11/1/19 (e)	41,610,000	41,193,900
11.5% 8/1/15	3,645,000	4,018,613
Oil States International, Inc. 6.5% 6/1/19	11,590,000	12,314,375
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (e)	22,245,000	23,357,250
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,759,590
Plains Exploration & Production Co.:
6.625% 5/1/21	18,000,000	18,000,000
7.625% 4/1/20	6,256,000	6,600,080
Precision Drilling Corp. 6.5% 12/15/21	2,020,000	2,136,150
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.5% 4/15/23	11,430,000	11,915,775
6.875% 12/1/18	7,529,000	8,093,675
Samson Investment Co. 9.75% 2/15/20 (e)	13,355,000	14,105,551
SandRidge Energy, Inc. 7.5% 3/15/21 (e)	5,645,000	5,884,913
SESI LLC 6.375% 5/1/19	15,160,000	16,125,692
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,688,240
Stone Energy Corp. 7.5% 11/15/22 (g)	11,035,000	10,911,408
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (e)	29,453,000	31,514,710
7.5% 10/1/18 (e)	15,134,000	16,269,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (e)	13,615,000	13,751,150
6.375% 8/1/22 (e)	5,410,000	5,775,175
6.875% 2/1/21	6,047,000	6,591,230
7.875% 10/15/18	7,826,000	8,569,470
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Tesoro Corp.:
4.25% 10/1/17	$ 5,885,000	$ 6,105,688
5.375% 10/1/22	6,620,000	6,901,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (e)	2,000,000	2,070,000
WPX Energy, Inc.:
5.25% 1/15/17	9,345,000	9,975,788
6% 1/15/22	9,735,000	10,416,450
		856,471,988
Environmental - 0.5%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (e)	7,755,000	8,045,813
Clean Harbors, Inc. 5.25% 8/1/20 (e)	6,780,000	6,949,500
Covanta Holding Corp.:
6.375% 10/1/22	9,165,000	9,974,031
7.25% 12/1/20	12,118,000	13,452,046
Tervita Corp. 9.75% 11/1/19 (e)	9,805,000	9,706,950
		48,128,340
Food & Drug Retail - 2.0%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	40,783,000	42,822,150
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (e)	4,585,000	4,607,925
Rite Aid Corp.:
7.5% 3/1/17	16,796,000	17,236,895
7.7% 2/15/27	4,550,000	3,753,750
9.25% 3/15/20	42,085,000	42,926,700
9.5% 6/15/17	57,788,000	59,088,230
10.375% 7/15/16	12,776,000	13,478,680
Shearers Escrow Corp. 9% 11/1/19 (e)	2,520,000	2,586,150
Tops Markets LLC 10.125% 10/15/15	2,976,000	3,132,240
		189,632,720
Food/Beverage/Tobacco - 1.6%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	38,857,000	41,091,278
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	21,725,000	22,756,938
Constellation Brands, Inc. 4.625% 3/1/23	4,005,000	4,085,100
Dean Foods Co. 7% 6/1/16	3,415,000	3,675,394
JBS Finance II Ltd. 8.25% 1/29/18 (e)	7,385,000	7,698,863
JBS USA LLC/JBS USA Finance, Inc.:
7.25% 6/1/21 (e)	4,134,000	4,020,315
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
JBS USA LLC/JBS USA Finance, Inc.: - continued
8.25% 2/1/20 (e)	$ 55,793,000	$ 57,466,790
Smithfield Foods, Inc. 6.625% 8/15/22	9,395,000	9,794,288
		150,588,966
Gaming - 2.4%
Ameristar Casinos, Inc. 7.5% 4/15/21	16,225,000	17,401,313
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (e)	2,475,000	2,536,875
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (e)	33,055,000	32,559,175
9% 2/15/20 (e)	21,350,000	21,403,375
Chester Downs & Marina LLC 9.25% 2/1/20 (e)	5,895,000	5,895,000
Graton Economic Development Authority 9.625% 9/1/19 (e)	5,625,000	5,990,625
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,844,120
MGM Mirage, Inc.:
7.5% 6/1/16	11,553,000	12,303,945
7.625% 1/15/17	7,781,000	8,208,955
7.75% 3/15/22	15,985,000	16,384,625
8.625% 2/1/19 (e)	33,710,000	36,238,250
9% 3/15/20	4,313,000	4,808,995
10% 11/1/16	3,823,000	4,367,778
Pinnacle Entertainment, Inc. 7.75% 4/1/22	3,200,000	3,432,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (e)	42,035,000	43,506,225
7.75% 8/15/20	8,697,000	9,762,383
		233,643,639
Healthcare - 8.1%
Alere, Inc.:
8.625% 10/1/18	2,655,000	2,820,938
9% 5/15/16	11,406,000	12,047,588
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,659,048
Community Health Systems, Inc.:
5.125% 8/15/18	9,675,000	10,037,813
7.125% 7/15/20	9,750,000	10,310,625
8% 11/15/19	73,275,000	79,686,563
DaVita, Inc. 6.375% 11/1/18	5,041,000	5,381,268
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (e)	1,050,000	1,128,750
9.875% 4/15/18 (e)	4,515,000	4,458,563
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (e)	$ 8,640,000	$ 8,726,400
Emergency Medical Services Corp. 8.125% 6/1/19	22,025,000	23,346,500
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20	12,053,000	12,926,843
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (e)	4,395,000	4,883,724
Grifols, Inc. 8.25% 2/1/18	5,745,000	6,362,588
HCA Holdings, Inc. 7.75% 5/15/21	66,432,000	71,746,560
HCA, Inc.:
6.5% 2/15/20	33,210,000	36,697,050
7.25% 9/15/20	11,344,000	12,563,480
7.5% 11/6/33	2,199,000	2,177,010
7.875% 2/15/20	14,144,000	15,805,920
8.5% 4/15/19	7,992,000	8,991,000
Hologic, Inc. 6.25% 8/1/20 (e)	11,185,000	11,856,100
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19	12,720,000	11,702,400
IMS Health, Inc. 6% 11/1/20 (e)	5,540,000	5,636,950
Inverness Medical Innovations, Inc. 7.875% 2/1/16	16,088,000	16,731,520
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (e)	7,420,000	7,614,404
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (e)	3,375,000	3,805,313
Kindred Healthcare, Inc. 8.25% 6/1/19	3,950,000	3,841,375
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (e)	11,260,000	10,922,200
Mylan, Inc. 6% 11/15/18 (e)	11,015,000	11,786,050
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	27,385,000	29,575,800
6.75% 10/15/22	25,361,000	27,770,295
7.5% 2/15/20	8,934,000	9,827,400
Radiation Therapy Services, Inc. 8.875% 1/15/17	11,960,000	11,571,300
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	1,750,133
10.75% 10/15/15	7,566,000	7,376,850
Sabra Health Care LP/Sabra Capital Corp.:
8.125% 11/1/18	13,016,000	14,024,740
8.125% 11/1/18 (e)	5,660,000	6,084,500
Sky Growth Acquisition Corp. 7.375% 10/15/20 (e)	3,450,000	3,432,750
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,759,164
Tenet Healthcare Corp.:
4.75% 6/1/20 (e)	7,795,000	7,736,538
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.: - continued
6.25% 11/1/18	$ 12,130,000	$ 13,130,725
6.75% 2/1/20 (e)	8,375,000	8,312,188
8.875% 7/1/19	9,725,000	10,916,313
Valeant Pharmaceuticals International:
6.375% 10/15/20 (e)	13,990,000	14,724,475
6.5% 7/15/16 (e)	10,766,000	11,331,215
6.75% 8/15/21 (e)	23,271,000	24,725,438
6.875% 12/1/18 (e)	40,495,000	43,177,794
7% 10/1/20 (e)	5,255,000	5,655,694
7.25% 7/15/22 (e)	11,781,000	12,752,933
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.:
7.75% 2/1/19	17,911,000	18,537,885
7.75% 2/1/19 (e)	14,500,000	15,007,500
8% 2/1/18	17,475,000	18,086,625
VPI Escrow Corp. 6.375% 10/15/20 (e)	16,790,000	17,671,475
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	8,430,000	7,839,900
		769,434,173
Homebuilders/Real Estate - 1.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	9,450,000	10,218,285
11.625% 6/15/17	16,463,000	18,273,930
KB Home:
7.25% 6/15/18	7,795,000	8,399,113
8% 3/15/20	15,845,000	17,667,175
Realogy Corp.:
7.625% 1/15/20 (e)	8,135,000	9,151,875
7.875% 2/15/19 (e)	4,602,000	4,935,645
11.5% 4/15/17	8,856,000	9,542,340
Ryland Group, Inc. 5.375% 10/1/22	3,180,000	3,211,800
Standard Pacific Corp.:
8.375% 5/15/18	20,467,000	23,844,055
8.375% 1/15/21	16,484,000	19,080,230
		124,324,448
Hotels - 0.7%
Choice Hotels International, Inc. 5.75% 7/1/22	2,865,000	3,130,013
FelCor Lodging LP 6.75% 6/1/19	29,550,000	31,544,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts LP:
5.875% 6/15/19	$ 17,210,000	$ 18,931,000
6% 10/1/21	7,865,000	9,123,400
		62,729,038
Insurance - 0.0%
USI Holdings Corp. 4.3095% 11/15/14 (e)(h)	555,000	538,350
Leisure - 0.5%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	7,849,958
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	11,170,250
NCL Corp. Ltd. 11.75% 11/15/16	9,650,000	11,073,375
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,787,080
yankee 7.25% 6/15/16	1,253,000	1,415,890
		44,296,553
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18	3,500,000	3,535,000
Alpha Natural Resources, Inc.:
6% 6/1/19	28,265,000	24,590,550
6.25% 6/1/21	16,935,000	14,775,788
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,720,900
Calcipar SA 6.875% 5/1/18 (e)	3,020,000	3,035,100
CONSOL Energy, Inc.:
8% 4/1/17	25,295,000	26,812,700
8.25% 4/1/20	28,710,000	30,541,698
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (e)	6,385,000	6,065,750
7% 11/1/15 (e)	20,089,000	20,289,890
8.25% 11/1/19 (e)	20,460,000	20,562,300
Peabody Energy Corp.:
6% 11/15/18	12,130,000	12,554,550
7.375% 11/1/16	2,137,000	2,446,865
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (e)	8,815,000	9,255,750
SunCoke Energy, Inc. 7.625% 8/1/19	6,760,000	6,895,200
		184,082,041
Paper - 0.7%
NewPage Corp. 11.375% 12/31/14 (c)	61,214,000	29,229,685
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
P.H. Glatfelter Co. 5.375% 10/15/20 (e)	$ 4,150,000	$ 4,212,250
Sappi Papier Holding GmbH 6.625% 4/15/21 (e)	4,955,000	4,682,475
Xerium Technologies, Inc. 8.875% 6/15/18	33,715,000	28,320,600
		66,445,010
Publishing/Printing - 0.2%
Cengage Learning Acquisitions, Inc.:
11.5% 4/15/20 (e)	1,590,000	1,701,300
12% 6/30/19 (e)	20,527,000	19,500,650
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	2,179,000	1,857,598
		23,059,548
Restaurants - 0.4%
DineEquity, Inc. 9.5% 10/30/18	18,221,000	20,589,730
Landry's Acquisition Co. 9.375% 5/1/20 (e)	6,290,000	6,667,400
Roadhouse Financing, Inc. 10.75% 10/15/17	7,896,000	7,382,760
Wok Acquisition Corp. 10.25% 6/30/20 (e)	5,100,000	5,444,250
		40,084,140
Services - 0.8%
Air Lease Corp. 5.625% 4/1/17 (e)	12,295,000	12,694,588
ARAMARK Corp. 3.9446% 2/1/15 (h)	17,211,000	17,189,486
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.9345% 5/15/14 (h)	5,941,000	5,903,572
7.75% 5/15/16	3,845,000	3,945,739
Laureate Education, Inc. 9.25% 9/1/19 (e)(g)	16,550,000	16,301,750
The Geo Group, Inc.:
6.625% 2/15/21	1,697,000	1,824,275
7.75% 10/15/17	2,306,000	2,490,480
United Rentals North America, Inc. 6.125% 6/15/23	9,175,000	9,324,553
UR Financing Escrow Corp. 5.75% 7/15/18 (e)	5,895,000	6,322,388
		75,996,831
Shipping - 1.4%
HDTFS, Inc.:
5.875% 10/15/20 (e)	8,640,000	8,726,400
6.25% 10/15/22 (e)	6,175,000	6,252,188
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	40,122,000	37,714,680
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	29,411,000	26,616,955
8.875% 11/1/17	21,927,000	22,639,628
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	$ 2,930,000	$ 2,790,825
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	16,388,870
Teekay Corp. 8.5% 1/15/20	7,565,000	7,962,163
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,576,000	5,392,320
		134,484,029
Steel - 0.4%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	12,825,000	12,087,563
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	22,037,000	22,367,555
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,050,480
		42,505,598
Super Retail - 2.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,607,000	17,167,486
8.375% 11/15/20	2,572,000	2,835,630
Claire's Stores, Inc.:
8.875% 3/15/19	2,305,000	2,088,906
9% 3/15/19 (e)	63,805,000	66,835,738
J. Crew Group, Inc. 8.125% 3/1/19	20,927,000	21,737,921
Limited Brands, Inc.:
6.625% 4/1/21	21,985,000	25,172,825
7% 5/1/20	3,907,000	4,473,515
Office Depot, Inc. 9.75% 3/15/19 (e)	8,545,000	8,502,275
Sally Holdings LLC 6.875% 11/15/19	6,960,000	7,734,648
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	14,420,000	14,546,175
Sonic Automotive, Inc. 9% 3/15/18	2,436,000	2,655,240
The Bon-Ton Department Stores, Inc.:
10.25% 3/15/14	5,790,000	5,659,725
10.625% 7/15/17 (e)	20,535,000	18,892,200
		198,302,284
Technology - 5.2%
Avaya, Inc.:
7% 4/1/19 (e)	94,250,000	84,825,000
9.75% 11/1/15	53,126,000	46,750,880
10.125% 11/1/15 pay-in-kind (h)	88,548,800	78,808,432
CDW LLC/CDW Finance Corp.:
8% 12/15/18	8,181,000	8,937,743
8.5% 4/1/19	25,775,000	27,481,305
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp.:
8.875% 7/15/19 (e)	$ 4,185,000	$ 4,425,638
11.25% 11/15/15	3,386,000	3,301,350
CommScope, Inc. 8.25% 1/15/19 (e)	6,318,000	6,807,645
Fidelity National Information Services, Inc. 7.875% 7/15/20	3,590,000	4,011,825
First Data Corp.:
6.75% 11/1/20 (e)	14,025,000	14,025,000
7.375% 6/15/19 (e)	15,590,000	16,096,675
8.25% 1/15/21 (e)	5,418,000	5,418,000
8.75% 1/15/22 pay-in-kind (e)(h)	8,666,000	8,752,660
10.55% 9/24/15 pay-in-kind (h)	3,203,613	3,283,703
12.625% 1/15/21	13,233,000	13,663,073
Freescale Semiconductor, Inc.:
8.05% 2/1/20	2,960,000	2,767,600
9.25% 4/15/18 (e)	14,917,000	16,110,360
10.125% 3/15/18 (e)	15,085,000	16,291,800
Infor US, Inc. 9.375% 4/1/19	5,320,000	5,852,000
Jabil Circuit, Inc. 5.625% 12/15/20	4,705,000	4,999,063
Lucent Technologies, Inc. 6.45% 3/15/29	7,437,000	4,703,903
Nuance Communications, Inc. 5.375% 8/15/20 (e)	20,695,000	21,108,900
Radio Systems Corp. 8.375% 11/1/19 (e)	5,550,000	5,661,000
Sanmina-SCI Corp. 7% 5/15/19 (e)	20,065,000	19,563,375
Serena Software, Inc. 10.375% 3/15/16	1,862,000	1,917,860
Spansion LLC 7.875% 11/15/17	9,667,000	9,667,000
SunGard Data Systems, Inc. 6.625% 11/1/19 (e)(g)	13,865,000	13,986,319
Viasystems, Inc. 7.875% 5/1/19 (e)	11,460,000	11,202,150
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (e)	24,495,000	25,536,038
13.375% 10/15/19 (e)	4,815,000	4,971,488
		490,927,785
Telecommunications - 5.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12 (c)	16,002,000	11,201,400
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	3,645,000	3,690,563
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	9,719,000	10,350,735
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	13,424,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc. 7.75% 10/15/20	$ 28,910,000	$ 29,813,438
Crown Castle International Corp. 5.25% 1/15/23 (e)	13,960,000	14,413,700
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,334,833
10.5% 4/15/18 (e)	5,028,000	5,555,940
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	4,017,850
Frontier Communications Corp.:
8.25% 4/15/17	12,284,000	14,126,600
8.5% 4/15/20	24,715,000	28,298,675
Intelsat Jackson Holdings SA:
7.25% 4/1/19	22,535,000	24,168,788
7.5% 4/1/21	25,120,000	27,004,000
8.5% 11/1/19	4,411,000	4,940,320
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	20,293,118
11.5% 2/4/17 pay-in-kind (h)	52,175,000	54,914,188
Level 3 Communications, Inc. 8.875% 6/1/19 (e)	6,100,000	6,420,250
Level 3 Financing, Inc. 7% 6/1/20 (e)	8,475,000	8,602,125
MetroPCS Wireless, Inc. 6.625% 11/15/20	14,495,000	15,618,363
Nextel Communications, Inc. 7.375% 8/1/15	27,641,000	27,675,551
NII Capital Corp. 7.625% 4/1/21	6,665,000	5,265,350
SBA Communications Corp. 5.625% 10/1/19 (e)	5,595,000	5,727,602
Sprint Capital Corp.:
6.875% 11/15/28	5,954,000	6,087,965
6.9% 5/1/19	61,148,000	66,498,450
8.75% 3/15/32	3,616,000	4,266,880
Sprint Nextel Corp.:
6% 12/1/16	18,743,000	20,148,725
8.375% 8/15/17	6,756,000	7,836,960
9% 11/15/18 (e)	6,060,000	7,484,100
Telesat Canada/Telesat LLC 6% 5/15/17 (e)	15,605,000	16,268,213
ViaSat, Inc. 6.875% 6/15/20 (e)	10,970,000	11,491,075
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	7,609,000	7,418,775
11.75% 7/15/17 (e)	25,348,000	24,714,300
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	32,869,117	26,753,179
Windstream Corp. 7% 3/15/19	2,729,000	2,793,814
		539,620,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
DPL, Inc. 7.75% 10/15/20 (e)	$ 8,350,000	$ 8,266,500
Hanesbrands, Inc. 6.375% 12/15/20	42,707,000	46,550,630
		54,817,130
TOTAL NONCONVERTIBLE BONDS		7,247,450,308
TOTAL CORPORATE BONDS (Cost $7,071,199,057)		7,284,200,423
Common Stocks - 0.8%
	Shares
Automotive - 0.3%
Delphi Automotive PLC	722,362	22,711,061
General Motors Co.:
warrants 7/10/16 (a)	177,998	2,928,067
warrants 7/10/19 (a)	177,998	1,828,039
Motors Liquidation Co. GUC Trust (a)	49,155	980,642
		28,447,809
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	111,200	4,138,864
Building Materials - 0.3%
Nortek, Inc. (a)	401,800	23,911,118
Nortek, Inc. warrants 12/7/14 (a)	10,000	50,000
		23,961,118
Capital Goods - 0.0%
Remy International, Inc.	93,400	1,564,450
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,003,714
Metals/Mining - 0.0%
Aleris International, Inc. (a)(j)	46,900	2,198,438
Shipping - 0.1%
DeepOcean Group Holding A/S (a)(e)	419,352	6,491,569
Navios Maritime Holdings, Inc.	771,100	3,015,001
		9,506,570
TOTAL COMMON STOCKS (Cost $65,686,234)		71,820,963
Preferred Stocks - 1.9%
	Shares	Value
Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.6%
Bank of America Corp. Series L, 7.25%	25,200	$ 28,091,196
Huntington Bancshares, Inc. 8.50%	18,781	22,912,820
Wells Fargo & Co. 7.50%	5,900	7,375,000
		58,379,016
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	19,300	19,300,000
Electric Utilities - 0.0%
PPL Corp. 8.75%	88,900	4,813,046
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (e)	16,800	15,928,500
TOTAL CONVERTIBLE PREFERRED STOCKS		98,420,562
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (e)	40,000	38,400,000
Diversified Financial Services - 0.5%
Citigroup Capital XIII 7.875%	190,900	5,308,929
GMAC Capital Trust I Series 2, 8.125%	1,634,300	42,720,602
		48,029,531
TOTAL NONCONVERTIBLE PREFERRED STOCKS		86,429,531
TOTAL PREFERRED STOCKS (Cost $175,577,584)		184,850,093
Floating Rate Loans - 13.6%
	Principal Amount
Air Transportation - 0.7%
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (h)	$ 10,642,123	10,509,097
US Airways Group, Inc. term loan 2.711% 3/23/14 (h)	58,746,313	57,277,655
		67,786,752
Automotive - 0.6%
Allison Transmission, Inc. Tranche B 3LN, term loan 4.25% 8/23/19 (h)	3,895,000	3,904,738
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (h)	17,014,714	17,376,276
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	2,611,926	2,618,456
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - continued
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (h)	$ 19,749,487	$ 18,465,771
Tranche C, term loan 2.1475% 12/27/15 (h)	10,076,449	9,421,480
		51,786,721
Broadcasting - 0.4%
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (h)	1,780,000	1,797,800
Univision Communications, Inc. term loan 4.462% 3/31/17 (h)	37,199,668	36,641,673
VNU, Inc. Tranche C, term loan 3.4685% 5/1/16 (h)	3,050,389	3,058,015
		41,497,488
Building Materials - 0.0%
CPG International I, Inc. term loan 5.75% 9/21/19 (h)	1,365,000	1,361,588
Cable TV - 1.0%
CCO Holdings, LLC Tranche 3LN, term loan 2.755% 9/6/14 (h)	7,656,000	7,636,860
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (h)	41,620,850	41,516,798
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (h)	3,744,662	3,796,151
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (h)	39,406,238	39,701,784
		92,651,593
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	3,210,000	3,258,150
Tranche B 1LN, term loan 4.7989% 6/7/18 (h)	8,948,545	9,015,659
		12,273,809
Chemicals - 0.3%
Arizona Chemical Tranche B, term loan 7.25% 12/22/17 (h)	7,483,027	7,642,042
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (h)	12,263,375	12,202,058
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (h)	9,158,975	9,284,911
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (h)	1,800,950	1,836,969
		30,965,980
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.212% 4/3/15 (h)	6,901,200	6,858,068
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
Blackstone REL 10% 10/1/2017	$ 15,000,000	$ 15,300,000
Electric Utilities - 0.7%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.6123% 12/15/14 (h)	21,390,880	21,283,926
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7489% 10/10/17 (h)	64,801,470	42,363,961
		63,647,887
Energy - 0.5%
CCS, Inc. Tranche B, term loan 3.212% 11/14/14 (h)	22,448,151	21,999,188
Chesapeake Energy Corp. term loan 8.5% 12/2/17 (h)	2,941,634	2,945,311
MRC Global, Inc. Tranche B, term loan 6.25% 10/21/19 (h)	17,445,000	17,423,194
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (h)	2,515,000	2,540,150
		44,907,843
Environmental - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (h)	5,035,000	5,097,938
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.97% 6/4/14 (h)	5,529,721	5,474,423
Food/Beverage/Tobacco - 0.0%
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/23/19 (h)	3,695,000	3,695,000
Gaming - 0.2%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	9,029,815	9,086,251
Harrah's Entertainment, Inc.:
Tranche B-6, term loan 5.4607% 1/28/18 (h)	7,260,000	6,479,550
Tranche B4, term loan 9.5% 10/31/16 (h)	1,438,121	1,477,670
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (h)	3,930,000	3,935,109
		20,978,580
Healthcare - 0.8%
Community Health Systems, Inc. term loan 3.9212% 1/25/17 (h)	2,869,649	2,858,888
ConvaTec, Inc. term loan 5.25% 12/22/16 (h)	4,800,000	4,812,000
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	7,511,638	7,558,585
Genesis HealthCare Corp. Tranche B, term loan 9/27/17	11,360,000	10,905,600
Floating Rate Loans - continued
	Principal Amount	Value
Healthcare - continued
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (h)	$ 8,359,820	$ 8,443,418
HCA, Inc.:
Tranche B2, term loan 3.6123% 3/31/17 (h)	6,386,000	6,394,302
Tranche B3, term loan 3.462% 5/1/18 (h)	8,514,000	8,525,068
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	13,765,976	13,783,872
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (h)	1,125,000	1,132,088
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (h)	6,127,790	6,204,387
VWR Funding, Inc. term loan 2.712% 6/29/14 (h)	6,943,466	6,935,134
		77,553,342
Homebuilders/Real Estate - 0.5%
iStar Financial, Inc. Tranche B, term loan 5.75% 10/11/17 (h)	14,925,000	14,906,344
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (h)	538,786	511,847
Credit-Linked Deposit 4.4643% 10/10/16 (h)	1,998,130	1,983,144
term loan 4.464% 10/10/16 (h)	28,162,940	28,092,533
		45,493,868
Publishing/Printing - 0.7%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (h)	11,680,000	11,709,200
Thomson Learning Tranche B, term loan 2.47% 7/5/14 (h)	58,540,966	55,613,918
		67,323,118
Restaurants - 0.1%
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (h)	12,263,375	12,386,009
Services - 0.1%
ServiceMaster Co.:
term loan 2.71% 7/24/14 (h)	12,256,870	12,226,228
Tranche DD, term loan 2.71% 7/24/14 (h)	1,242,071	1,238,966
		13,465,194
Shipping - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (h)	657,890	651,311
Tranche D, term loan 2.8% 5/13/14 (h)(i)	1,158,324	1,146,740
		1,798,051
Floating Rate Loans - continued
	Principal Amount	Value
Steel - 0.7%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (h)	$ 3,105,000	$ 3,120,525
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (h)	67,220,000	66,967,925
		70,088,450
Super Retail - 1.0%
BJ's Wholesale Club, Inc. Tranche 1LN, term loan 5.75% 9/26/19 (h)	2,395,000	2,421,944
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	9,710,000	9,674,073
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (h)	9,041,748	9,076,107
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	57,440,319	57,153,118
Serta Simmons Holdings, LLC Tranche B, term loan 5.4334% 10/1/19 (h)	19,480,000	19,431,300
		97,756,542
Technology - 3.2%
Avaya, Inc.:
term loan 3.1769% 10/27/14 (h)	29,180,962	28,305,533
Tranche B 3LN, term loan 4.9269% 10/26/17 (h)	49,923,205	44,556,461
CDW Corp. Tranche B, term loan 4% 7/15/17 (h)	38,554,748	38,313,781
First Data Corp. term loan 4.2107% 3/24/18 (h)	109,450,336	104,935,447
Freescale Semiconductor, Inc. term loan 4.4645% 12/1/16 (h)	42,736,207	41,347,280
Kronos, Inc. Tranche B 1LN, term loan 5.5% 10/24/19 (h)	8,840,000	8,840,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (h)	16,435,000	16,599,350
NXP BV:
term loan 4.5% 3/4/17 (h)	2,949,777	2,979,274
Tranche A6, term loan 5.25% 3/19/19 (h)	12,512,125	12,637,246
SunGard Data Systems, Inc. Tranche C, term loan 3.9685% 2/28/17 (h)	4,378,571	4,394,991
		302,909,363
Telecommunications - 1.5%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (h)	7,111,213	7,146,769
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	78,256,616	72,778,653
Genesys SA Tranche B, term loan 6.75% 1/31/19 (h)	2,349	2,381
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA:
term loan 3.214% 2/1/14 (h)	$ 32,164,000	$ 31,681,540
Tranche B, term loan 4.5% 4/2/18 (h)	31,393,979	31,629,434
		143,238,777
TOTAL FLOATING RATE LOANS (Cost $1,302,687,985)		1,296,296,384
Preferred Securities - 0.2%

Banks & Thrifts - 0.2%
Bank of America Corp.:
8% (f)(h)	8,944,000	10,155,329
8.125% (f)(h)	11,707,000	13,609,785
TOTAL PREFERRED SECURITIES (Cost $20,021,518)		23,765,114
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b) (Cost $627,083,267)	627,083,267	627,083,267
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $9,262,255,645)		9,488,016,244
NET OTHER ASSETS (LIABILITIES) - 0.4%		35,274,067
NET ASSETS - 100%		$ 9,523,290,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,773,652,499 or 29.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $926,659 and $917,392, respectively. The coupon rate will be determined at time of settlement.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,198,438 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 520,282
Fidelity Securities Lending Cash Central Fund	743
Total	$ 521,025
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,312,259	$ 30,012,259	$ 19,300,000	$ -
Energy	17,932,214	2,003,714	15,928,500	-
Financials	148,947,411	110,547,411	38,400,000	-
Industrials	33,467,688	26,926,119	-	6,541,569
Materials	2,198,438	-	-	2,198,438
Utilities	4,813,046	-	4,813,046	-
Corporate Bonds	7,284,200,423	-	7,284,200,417	6
Floating Rate Loans	1,296,296,384	-	1,280,996,384	15,300,000
Preferred Securities	23,765,114	-	23,765,114	-
Money Market Funds	627,083,267	627,083,267	-	-
Total Investments in Securities:	$ 9,488,016,244	$ 796,572,770	$ 8,667,403,461	$ 24,040,013
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.1%
Luxembourg	2.9%
Netherlands	1.4%
Australia	1.3%
Canada	1.3%
Cayman Islands	1.2%
Marshall Islands	1.1%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,635,172,378)	$ 8,860,932,977
Fidelity Central Funds (cost $627,083,267)	627,083,267
Total Investments (cost $9,262,255,645)		$ 9,488,016,244
Cash		32,197,805
Receivable for investments sold		31,346,824
Receivable for fund shares sold		5,237,814
Dividends receivable		1,038,734
Interest receivable		144,386,504
Distributions receivable from Fidelity Central Funds		119,581
Other receivables		1,381
Total assets		9,702,344,887

Liabilities
Payable for investments purchased Regular delivery	$ 115,110,867
Delayed delivery	52,310,248
Payable for fund shares redeemed	6,320,319
Accrued management fee	4,463,909
Other affiliated payables	668,268
Other payables and accrued expenses	180,965
Total liabilities		179,054,576

Net Assets		$ 9,523,290,311
Net Assets consist of:
Paid in capital		$ 9,295,395,746
Undistributed net investment income		38,312,408
Accumulated undistributed net realized gain (loss) on investments		(36,178,442)
Net unrealized appreciation (depreciation) on investments		225,760,599
Net Assets		$ 9,523,290,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2012 (Unaudited)

Series High Income: Net Asset Value, offering price and redemption price per share ($5,286,802,132 ÷ 516,063,741 shares)	$ 10.24

Class F: Net Asset Value, offering price and redemption price per share ($4,236,488,179 ÷ 413,538,517 shares)	$ 10.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2012 (Unaudited)

Investment Income
Dividends		$ 8,794,414
Interest		297,168,265
Income from Fidelity Central Funds		521,025
Total income		306,483,704

Expenses
Management fee	$ 25,927,945
Transfer agent fees	3,394,607
Accounting and security lending fees	671,573
Custodian fees and expenses	50,005
Independent trustees' compensation	32,421
Registration fees	114,067
Audit	34,367
Legal	20,476
Miscellaneous	50,046
Total expenses before reductions	30,295,507
Expense reductions	(2,924)	30,292,583
Net investment income (loss)		276,191,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,530,873
Change in net unrealized appreciation (depreciation) on investment securities		223,113,013
Net gain (loss)		234,643,886
Net increase (decrease) in net assets resulting from operations		$ 510,835,007

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 276,191,121	$ 537,804,604
Net realized gain (loss)	11,530,873	(48,543,261)
Change in net unrealized appreciation (depreciation)	223,113,013	(77,323,674)
Net increase (decrease) in net assets resulting from operations	510,835,007	411,937,669
Distributions to shareholders from net investment income	(256,572,127)	(525,317,421)
Distributions to shareholders from net realized gain	-	(10,564,146)
Total distributions	(256,572,127)	(535,881,567)
Share transactions - net increase (decrease)	121,869,103	476,906,592
Total increase (decrease) in net assets	376,131,983	352,962,694

Net Assets
Beginning of period	9,147,158,328	8,794,195,634
End of period (including undistributed net investment income of $38,312,408 and undistributed net investment income of $18,871,607, respectively)	$ 9,523,290,311	$ 9,147,158,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series High Income

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.299	.599	.078
Net realized and unrealized gain (loss)	.259	(.163)	.108
Total from investment operations	.558	.436	.186
Distributions from net investment income	(.278)	(.584)	(.066)
Distributions from net realized gain	-	(.012)	-
Total distributions	(.278)	(.596)	(.066)
Net asset value, end of period	$ 10.24	$ 9.96	$ 10.12
Total Return B,C	5.69%	4.66%	1.87%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.72%	.73% A
Expenses net of fee waivers, if any	.71% A	.72%	.73% A
Expenses net of all reductions	.71% A	.72%	.73% A
Net investment income (loss)	5.92% A	6.19%	5.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,286,802	$ 5,533,077	$ 6,827,084
Portfolio turnover rate F	45% A	39%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31, 2012	Years ended April 30,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.306	.610	.080
Net realized and unrealized gain (loss)	.259	(.161)	.108
Total from investment operations	.565	.449	.188
Distributions from net investment income	(.285)	(.597)	(.068)
Distributions from net realized gain	-	(.012)	-
Total distributions	(.285)	(.609)	(.068)
Net asset value, end of period	$ 10.24	$ 9.96	$ 10.12
Total Return B,C	5.76%	4.80%	1.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.58% A	.59%	.63% A
Expenses net of fee waivers, if any	.58% A	.59%	.63% A
Expenses net of all reductions	.58% A	.59%	.63% A
Net investment income (loss)	6.05% A	6.32%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,236,488	$ 3,614,081	$ 1,967,111
Portfolio turnover rate F	45% A	39%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2012 (Unaudited)

1. Organization.

Fidelity® Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds(ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 423,358,679
Gross unrealized depreciation	(179,183,843)
Net unrealized appreciation (depreciation) on securities and other investments	$ 244,174,836

Tax cost	$ 9,243,841,408

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At April 30, 2012, capital loss carryforwards were as follows:

No expiration
Short-term	$ (45,828,762)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,972,734,871 and $1,937,870,716, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series High Income	$ 3,394,607.13

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $39 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,389 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $743. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,924.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2012	Year ended April 30, 2012
From net investment income
Series High Income	$ 147,276,101	$ 358,454,989
Class F	109,296,026	166,862,432
Total	$ 256,572,127	$ 525,317,421
From net realized gain
Series High Income	$ -	$ 7,954,782
Class F	-	2,609,364
Total	$ -	$ 10,564,146

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2012	Year ended April 30, 2012	Six months ended October 31, 2012	Year ended April 30, 2012
Series High Income
Shares sold	13,238,921	51,854,740	$ 133,066,487	$ 502,316,080
Reinvestment of distributions	14,682,340	37,890,411	147,276,101	366,409,771
Shares redeemed	(67,442,666)	(209,098,243)	(671,185,134)	(2,011,790,811)
Net increase (decrease)	(39,521,405)	(119,353,092)	$ (390,842,546)	$ (1,143,064,960)
Class F
Shares sold	55,486,732	185,312,269	$ 557,234,424	$ 1,782,081,353
Reinvestment of distributions	10,883,919	17,508,362	109,296,026	169,471,796
Shares redeemed	(15,727,525)	(34,397,460)	(153,818,801)	(331,581,597)
Net increase (decrease)	50,643,126	168,423,171	$ 512,711,649	$ 1,619,971,552

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Series High Income Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other funds advised by FMR or an affiliate, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FSH-SANN-1212
1.924273.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 26, 2012